UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22201

Direxion Shares ETF Trust

1301 Avenue of the Americas (6th Ave.)

28th Floor

New York, NY 10019

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, WI 53202

(800) 851-0511

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

Direxion All Cap Insider Sentiment Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 99.6%
Air Transportation - 1.8%
4,605	Allegiant Travel Co.	$598,650
44,345	Delta Air Lines, Inc.	2,191,973
		2,790,623
Ambulatory Health Care Services - 0.3%
4,809	U.S. Physical Therapy, Inc.	509,225
Amusement, Gambling, and Recreation Industries - 0.4%
4,625	Wynn Resorts Ltd.	568,921
Apparel Manufacturing - 2.0%
171,130	Hanesbrands, Inc.	2,565,239
5,301	PVH Corp.	578,392
		3,143,631
Broadcasting (except Internet) - 0.4%
29,692	The E W Scripps Co. Class A	557,616
Building Material and Garden Equipment and Supplies Dealers - 0.7%
5,301	Lowe’s Companies, Inc.	509,744
2,866	The Home Depot, Inc.	525,997
		1,035,741
Chemical Manufacturing - 7.2%
18,231	Allergan PLC (Ireland)	2,624,900
4,340	Eli Lilly & Co.	520,193
6,475	FMC Corp.	516,705
6,887	Incyte Corp. (a)	555,023
15,279	Johnson & Johnson	2,033,329
267,780	Lannett Co., Inc. (a)(b)	1,997,639
3,797	Medifast, Inc.	483,130
39,200	Perrigo Co. PLC (Ireland)	1,820,840
1,253	Regeneron Pharmaceuticals, Inc. (a)	537,875
		11,089,634
Clothing and Clothing Accessories Stores - 2.7%
173,191	Abercrombie & Fitch Co. Class A	3,753,049
25,402	The Buckle, Inc. (b)	441,233
		4,194,282
Computer and Electronic Product Manufacturing - 4.0%
185,530	Cypress Semiconductor Corp.	2,573,301
11,222	Integra LifeSciences Holdings Corp. (a)	531,474
29,237	Intel Corp.	1,377,648
141,496	TTM Technologies, Inc. (a)	1,624,374
		6,106,797
Construction of Buildings - 1.5%
13,540	D.R. Horton, Inc.	520,613
40,542	Meritage Homes Corp. (a)	1,827,633
		2,348,246
Credit Intermediation and Related Activities - 23.7%
348,426	F.N.B. Corp.	4,059,163
134,099	Fifth Third Bancorp	3,596,535
235,154	First Commonwealth Financial Corp.	3,198,094
125,771	First Financial Bancorp	3,311,550
165,481	Fulton Financial Corp.	2,655,970
173,772	KeyCorp	2,862,025
2,623	MasterCard, Inc. Class A	553,794
54,106	Pacific Premier Bancorp, Inc. (a)	1,609,653
94,764	PacWest Bancorp	3,656,943
31,085	Prosperity Bancshares, Inc.	2,211,387
75,054	S&T Bancorp, Inc.	2,883,575
94,554	Synovus Financial Corp.	3,349,103

40,331	UMB Financial Corp.	2,595,703
		36,543,495
Data Processing, Hosting and Related Services - 0.3%
9,513	ExlService Holdings, Inc. (a)	546,998
Electrical Equipment, Appliance, and Component Manufacturing - 0.7%
7,311	AMETEK, Inc.	532,972
10,817	Axon Enterprise, Inc. (a)	551,775
		1,084,747
Fabricated Metal Product Manufacturing - 1.4%
21,025	Mueller Industries, Inc.	544,758
38,900	Timken Co.	1,656,751
		2,201,509
Food Manufacturing - 2.5%
11,931	Archer-Daniels Midland Co.	535,702
55,628	Kellogg Co.	3,282,608
		3,818,310
Food Services and Drinking Places - 1.9%
3,877	Casey’s General Stores, Inc.	498,892
17,393	Darden Restaurants, Inc.	1,825,048
17,243	Red Robin Gourmet Burgers, Inc. (a)	551,431
		2,875,371
Funds, Trusts, and Other Financial Vehicles - 0.4%
17,290	Pebblebrook Hotel Trust	554,145
Furniture and Related Product Manufacturing - 1.2%
95,281	Ethan Allen Interiors, Inc.	1,808,433
Health and Personal Care Stores - 0.3%
28,964	Sally Beauty Holdings, Inc. (a)	498,760
Insurance Carriers and Related Activities - 4.4%
41,510	Prudential Financial, Inc.	3,824,731
16,896	Reinsurance Group of America, Inc.	2,440,627
2,137	WellCare Health Plans, Inc. (a)	590,838
		6,856,196
Machinery Manufacturing - 3.2%
39,958	AGCO Corp.	2,565,304
6,494	Alamo Group, Inc.	559,328
11,261	Belden, Inc.	603,702
60,466	General Electric Co.	614,335
17,695	Terex Corp.	543,413
		4,886,082
Management of Companies and Enterprises - 1.9%
30,679	Cullen/Frost Bankers, Inc.	2,984,453
Merchant Wholesalers, Durable Goods - 0.7%
42,244	American Axle & Manufacturing, Inc. (a)	624,367
2,265	Lennox International, Inc.	519,319
		1,143,686
Miscellaneous Manufacturing - 0.4%
3,168	Stryker Corp.	562,542
Motor Vehicle and Parts Dealers - 1.2%
2,198	AutoZone, Inc. (a)	1,862,453
Oil and Gas Extraction - 1.5%
21,516	Cabot Oil & Gas Corp.	536,824
221,168	Chesapeake Energy Corp. (a)(b)	630,329
68,076	Gulfport Energy Corp. (a)	571,158
3,572	Pioneer Natural Resources Co.	508,367
		2,246,678
Paper Manufacturing - 3.8%
47,696	GREIF, Inc.	1,860,144
126,919	Schweitzer-Mauduit International, Inc.	4,069,023
		5,929,167
Personal and Laundry Services - 0.3%
13,335	WW International, Inc. (a)	426,720
Petroleum and Coal Products Manufacturing - 1.4%
32,334	Marathon Petroleum Corp.	2,142,451

Pipeline Transportation - 1.3%
73,379	Williams Companies, Inc.	1,976,096
Plastics and Rubber Products Manufacturing - 1.6%
117,593	Newell Rubbermaid, Inc.	2,494,148
Printing and Related Support Activities - 2.2%
70,999	Deluxe Corp.	3,334,823
Professional, Scientific, and Technical Services - 3.5%
3,115	F5 Networks, Inc. (a)	501,359
14,583	Fluor Corp.	533,300
23,554	International Business Machines Corp.	3,166,129
10,259	ITRON, Inc. (a)	560,449
6,076	SYNNEX Corp.	587,914
		5,349,151
Real Estate - 7.1%
40,186	American Assets Trust, Inc.	1,725,587
530,591	Capstead Mortgage Corp.	3,910,456
12,615	CBRE Group, Inc. Class A (a)	577,136
86,086	Corporate Office Properties Trust	2,125,463
14,900	Douglas Emmett, Inc.	563,667
47,006	Highwoods Properties, Inc.	2,083,306
		10,985,615
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.4%
11,831	Stifel Financial Corp.	566,350
Telecommunications - 0.4%
18,749	Blucora, Inc. (a)	553,283
Transportation Equipment Manufacturing - 2.6%
43,251	BorgWarner, Inc.	1,768,966
4,837	Curtiss-Wright Corp.	549,096
23,384	Oshkosh Corp.	1,754,969
		4,073,031
Utilities - 4.4%
5,542	American Water Works Co., Inc.	530,203
42,123	Aqua America, Inc.	1,476,411
28,255	Consolidated Edison, Inc.	2,194,001
63,635	OGE Energy Corp.	2,605,853
		6,806,468
Waste Management and Remediation Services - 1.4%
28,519	Republic Services, Inc.	2,187,693
Water Transportation - 0.8%
9,942	Carnival Corp.	572,460
5,038	Royal Caribbean Cruises Ltd. (Liberia)	604,812
		1,177,272
Wholesale Electronic Markets and Agents and Brokers - 1.7%
26,066	Genuine Parts Co.	2,601,908
	TOTAL COMMON STOCKS (Cost $146,857,907)	$153,422,750
SHORT TERM INVESTMENTS - 2.0%
Money Market Funds - 2.0%
3,126,418	Dreyfus Government Cash Management Institutional Shares, 2.30% (c)(d)	$3,126,418
	TOTAL SHORT TERM INVESTMENTS (Cost $3,126,418)	$3,126,418

	TOTAL INVESTMENTS (Cost $149,984,325) - 101.6%	$156,549,168
	Liabilities in Excess of Other Assets - (1.6)%	(2,556,423)
	TOTAL NET ASSETS - 100.0%	$153,992,745

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2019.

(d) All or a portion of this security represents an investment of securities lending collateral.

Direxion Auspice Broad Commodity Strategy ETF
Consolidated Schedule of Investments (Unaudited)
January 31, 2019

Fair Value
No reportable investments.

TOTAL INVESTMENTS (Cost $-) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0% (a)	43,941,037
TOTAL NET ASSETS - 100.0%	$43,941,037

Percentages are stated as a percent of net assets.

(a) $1,034,986 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
January 31, 2019

Reference Entity	Expiration Date	Number of Contracts	Notional Amount	Variation Margin Receivable/ (Payable), net	Unrealized Appreciation (Depreciation)
Gold	4/26/2019	97	$12,854,440	$94,090	$338,153
Natural Gas	3/27/2019	30	829,500	(12,900)	36,788
Silver	3/27/2019	90	7,232,400	65,250	128,362
Sugar	9/30/2019	248	3,713,651	38,886	(224,358)
			$24,629,991	$185,326	$278,945

All futures contracts held by Direxion BCS Fund Ltd.

Direxion NASDAQ-100® Equal Weighted Index Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 99.8%
Accommodation - 1.0%
14,214	Marriott International, Inc. Class A	$1,627,929
Administrative and Support Services - 3.9%
11,664	Automatic Data Processing, Inc.	1,631,094
895	Booking Holdings, Inc. (a)	1,640,365
22,905	Paychex, Inc.	1,621,674
18,713	PayPal Holdings, Inc. (a)	1,660,966
		6,554,099
Air Transportation - 1.9%
47,508	American Airlines Group, Inc.	1,699,361
17,948	United Continental Holdings, Inc. (a)	1,566,322
		3,265,683
Amusement, Gambling, and Recreation Industries - 1.1%
15,654	Wynn Resorts Ltd.	1,925,598
Apparel Manufacturing - 2.1%
9,141	Cintas Corp.	1,714,029
12,856	Lululemon Athletica Inc. (a)	1,900,245
		3,614,274
Beverage and Tobacco Product Manufacturing - 1.9%
30,319	Monster Beverage Corp. (a)	1,735,460
13,362	PepsiCo, Inc.	1,505,496
		3,240,956
Broadcasting (except Internet) - 2.8%
5,150	Charter Communications, Inc. (a)	1,704,908
43,327	Comcast Corp. Class A	1,584,468
261,590	Sirius XM Holdings, Inc. (b)	1,525,070
		4,814,446
Building Material and Garden Equipment and Supplies Dealers - 1.0%
28,998	Fastenal Co.	1,753,219
Chemical Manufacturing - 10.5%
15,454	Alexion Pharmaceuticals, Inc. (a)	1,900,224
18,072	BioMarin Pharmaceutical, Inc. (a)	1,774,128
24,003	Celgene Corp. (a)	2,123,305
23,352	Gilead Sciences, Inc.	1,634,874
7,906	IDEXX Laboratories, Inc. (a)	1,682,239
5,244	Illumina, Inc. (a)	1,467,219
24,924	Incyte Corp. (a)	2,008,625
55,264	Mylan NV (a)	1,655,157
4,242	Regeneron Pharmaceuticals, Inc. (a)	1,820,963
9,344	Vertex Pharmaceuticals, Inc. (a)	1,783,863
		17,850,597
Clothing and Clothing Accessories Stores - 1.0%
18,996	Ross Stores, Inc.	1,749,911
Computer and Electronic Product Manufacturing - 17.1%
86,371	Advanced Micro Devices, Inc. (a)	2,108,316

17,764	Analog Devices, Inc.	1,756,149
9,701	Apple, Inc.	1,614,634
5,970	Broadcom, Inc.	1,601,453
34,941	Cisco Systems, Inc.	1,652,360
32,610	Intel Corp.	1,536,583
30,325	Maxim Integrated Products, Inc.	1,645,738
21,508	Microchip Technology, Inc. (b)	1,728,598
48,229	Micron Technology, Inc. (a)	1,843,312
25,768	NetApp, Inc.	1,643,225
11,285	NVIDIA Corp.	1,622,219
20,788	NXP Semiconductors NV	1,809,180
26,660	Qualcomm, Inc.	1,320,203
22,675	Skyworks Solutions, Inc.	1,656,182
16,174	Texas Instruments, Inc.	1,628,398
40,733	Western Digital Corp.	1,832,578
17,939	Xilinx, Inc.	2,008,092
		29,007,220
Data Processing, Hosting and Related Services - 1.0%
20,620	Fiserv, Inc. (a)	1,710,017
Food Manufacturing - 1.9%
35,946	Mondelez International, Inc.	1,662,862
33,197	The Kraft Heinz Co.	1,595,448
		3,258,310
Food Services and Drinking Places - 1.0%
23,820	Starbucks Corp.	1,623,095
General Merchandise Stores - 1.9%
7,518	Costco Wholesale Corp.	1,613,588
17,520	Dollar Tree, Inc. (a)	1,696,462
		3,310,050
Health and Personal Care Stores - 2.0%
6,344	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,851,940
21,742	Walgreens Boots Alliance Inc.	1,571,077
		3,423,017
Insurance Carriers and Related Activities - 0.9%
9,942	Willis Towers Watson PLC	1,618,458
Machinery Manufacturing - 3.3%
48,246	Applied Materials, Inc.	1,885,454
9,849	ASML Holding NV ADR (Netherlands)	1,723,870
11,498	Lam Research Corp.	1,949,831
		5,559,155
Merchant Wholesalers, Durable Goods - 1.9%
19,251	Henry Schein, Inc. (a)	1,495,802
17,068	KLA-Tencor Corp.	1,818,937
		3,314,739
Miscellaneous Manufacturing - 3.1%
7,343	Align Technology, Inc. (a)	1,828,040
18,720	Hasbro, Inc.	1,695,283
3,278	Intuitive Surgical, Inc. (a)	1,716,492
		5,239,815
Motion Picture and Sound Recording Industries - 2.1%
5,936	Netflix, Inc. (a)	2,015,272

14,425	Take-Two Interactive Software, Inc. (a)	1,522,559
		3,537,831
Motor Vehicle and Parts Dealers - 0.9%
4,424	O’Reilly Automotive, Inc. (a)	1,524,776
Nonstore Retailers - 3.3%
1,062	Amazon.com, Inc. (a)	1,825,291
55,014	eBay, Inc. (a)	1,851,221
5,103	MercadoLibre, Inc. (a)	1,857,492
		5,534,004
Other Information Services - 6.0%
737	Alphabet, Inc. Class A (a)	829,781
746	Alphabet, Inc. Class C (a)	832,812
9,290	Baidu, Inc. ADR China (a)	1,603,733
11,704	Facebook, Inc. (a)	1,950,940
35,101	Liberty Global PLC Class A (a)	856,464
36,448	Liberty Global PLC Class C (a)	858,715
5,982	NetEase.com, Inc. ADR (China)	1,507,045
10,266	VeriSign, Inc. (a)	1,737,726
		10,177,216
Performing Arts, Spectator Sports, and Related Industries - 1.9%
31,894	Activision Blizzard, Inc.	1,506,673
19,097	Electronic Arts, Inc. (a)	1,761,507
		3,268,180
Professional, Scientific, and Technical Services - 5.8%
8,115	Amgen, Inc.	1,518,398
5,210	Biogen, Inc. (a)	1,738,994
35,937	Cadence Design Systems, Inc. (a)	1,726,054
29,715	Cerner Corp. (a)	1,631,651
24,335	Cognizant Technology Solutions Corp. Class A	1,695,663
13,794	Verisk Analytics, Inc. Class A (a)	1,619,553
		9,930,313
Publishing Industries (except Internet) - 10.9%
7,003	Adobe Systems, Inc. (a)	1,735,484
12,156	Autodesk, Inc. (a)	1,789,363
14,618	Check Point Software Technologies Ltd. (a)	1,636,047
14,513	Citrix Systems, Inc.	1,488,163
55,202	Ctrip.com International Ltd. ADR (China) (a)	1,838,227
7,870	Intuit, Inc.	1,698,503
14,887	Microsoft Corp.	1,554,649
79,300	Symantec Corp.	1,666,886
18,098	Synopsys, Inc. (a)	1,689,448
15,590	Twenty-First Century Fox, Inc. Class A	768,743
15,689	Twenty-First Century Fox, Inc. Class B	769,702
10,089	Workday, Inc. (a)	1,831,456
		18,466,671
Rail Transportation - 0.9%
24,090	CSX Corp.	1,582,713
Support Activities for Transportation - 0.9%
13,276	Expedia, Inc.	1,583,163
Telecommunications - 2.0%
69,367	JD.com, Inc. ADR (China) (a)	1,723,770

23,613	T-Mobile US, Inc. (a)	1,643,937
		3,367,707
Transportation Equipment Manufacturing - 1.9%
26,635	Paccar, Inc.	1,745,125
4,574	Tesla Motors, Inc. (a)	1,404,310
		3,149,435
Truck Transportation - 1.0%
16,096	J.B. Hunt Transport Services, Inc.	1,722,916
Utilities - 0.9%
28,728	Xcel Energy, Inc.	1,504,198
	TOTAL COMMON STOCKS (Cost $157,938,357)	$169,809,711

SHORT TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
1,579,965	Dreyfus Government Cash Management Institutional Shares, 2.30% (c)(d)	$1,579,965
	TOTAL SHORT TERM INVESTMENTS (Cost $1,579,965)	$1,579,965

	TOTAL INVESTMENTS (Cost $159,518,322) - 100.7%	$171,389,676
	Liabilities in Excess of Other Assets - (0.7)%	(1,285,268)
	TOTAL NET ASSETS - 100.0%	$170,104,408

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at January 31, 2019.

(d)  All or a portion of this security represents an investment of securities lending collateral.

ADR - American Depository Receipt

Direxion Zacks MLP High Income Index Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
MASTER LIMITED PARTNERSHIPS - 99.1%
Gasoline Stations - 3.6%
57,145	Amerigas Partners LP (a)	$1,762,352
Merchant Wholesalers, Nondurable Goods - 4.6%
74,511	Sunoco LP (a)	2,282,272
Mining (except Oil and Gas) - 4.2%
106,162	Alliance Resource Partners LP (a)	2,065,912
Nonstore Retailers - 8.0%
60,436	Crestwood Equity Partners LP	1,916,426
89,156	Suburban Propane Partners LP (a)	2,068,419
		3,984,845
Oil and Gas Extraction - 7.9%
50,851	Andeavor Logistics LP	1,825,042
75,959	Enterprise Products Partners LP	2,101,786
		3,926,828
Pipeline Transportation - 51.2%
246,698	American Midstream Partners LP	964,589
62,089	Buckeye Partners LP	1,896,819
111,628	CNX Midstream Partners LP	1,781,583
56,605	DCP Midstream Partners LP	1,897,966
44,374	EQM Midstream Partners LP	2,030,554
69,957	Holly Energy Partners LP (a)	2,146,281
33,028	Magellan Midstream Partners LP	2,029,571
60,612	MPLX LP	2,128,693
85,994	NuStar Energy LP	2,191,987
93,580	Plains All American Pipeline LP	2,130,817
99,666	Shell Midstream Partners LP	2,025,213
127,090	Summit Midstream Partners LP (a)	1,690,297
51,495	Western Gas Partners LP	2,490,298
		25,404,668
Real Estate - 4.1%
29,768	Icahn Enterprises LP(a)	2,075,722
Support Activities for Mining - 4.1%
119,552	Black Stone Minerals LP (a)	2,025,211
Water Transportation - 11.4%
81,981	GasLog Partners LP (a)	1,860,149
144,375	Golar LNG Partners LP (a)	1,934,625
143,363	Teekay LNG Partners LP (a)	1,843,648
		5,638,422
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $51,366,859)	$49,166,232

SHORT TERM INVESTMENTS - 26.8%
Money Market Funds - 26.8%
13,276,580	Dreyfus Government Cash Management Institutional Shares, 2.30% (b)(c)	$13,276,580
	TOTAL SHORT TERM INVESTMENTS (Cost $13,276,580)	$13,276,580

	TOTAL INVESTMENTS (Cost $64,643,439) - 125.9%	$62,442,812
	Liabilities in Excess of Other Assets - (25.9)%	(12,842,758)
	TOTAL NET ASSETS - 100.0%	$49,600,054

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)A portion of this security represents a security on loan.

(b)Represents annualized seven-day yield at January 31, 2019.

(c)All or a portion of this security represents an investment of securities lending collateral.

Direxion FTSE Russell International Over US ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 95.5%
301,212	Vanguard FTSE All-World ex-US ETF	$14,768,424
	TOTAL INVESTMENT COMPANIES (Cost $14,300,736)	$14,768,424

	TOTAL INVESTMENTS (Cost $14,300,736) - 95.5% (a)	$14,768,424
	Other Assets in Excess of Liabilities - 4.5%	690,773
	TOTAL NET ASSETS - 100.0%	$15,459,197

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,546,057.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of FTSE All-World ex US ETF	2.7633% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2019	171,736	$8,153,684	$256,840

Short Total Return Swap Contracts (Unaudited)
January 31, 2019
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.5133% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Index	Credit Suisse International	12/20/2019	5,159	$7,457,166	$(269,134)

Direxion FTSE Russell US Over International ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 95.2%
98,986	iShares Russell 1000 ETF	$14,855,819
	TOTAL INVESTMENT COMPANIES (Cost $14,324,995)	$14,855,819

	TOTAL INVESTMENTS (Cost $14,324,995) - 95.2% (a)	$14,855,819
	Other Assets in Excess of Liabilities - 4.8%	747,290
	TOTAL NET ASSETS - 100.0%	$15,603,109

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,618,860.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Index	2.7633% representing 1 month LIBOR rate + 02spread	Credit Suisse International	12/20/2019	5,706	$8,250,791	$293,933

Short Total Return Swap Contracts (Unaudited)
January 31, 2019
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.5133% representing 1 month LIBOR rate + spread	Total return of FTSE All-World ex US Index	Credit Suisse International	12/20/2019	159,120	$7,557,267	$(236,391)

Direxion MSCI Cyclicals Over Defensives ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 94.8%
Accommodation - 0.5%
233	Hilton Worldwide Holdings, Inc.	$17,354
610	Host Hotels & Resorts, Inc.	11,017
243	Marriott International, Inc. Class A	27,831
420	MGM Resorts International	12,365
33	Vail Resorts, Inc.	6,212
		74,779
Administrative and Support Services - 4.0%
360	Automatic Data Processing, Inc.	50,342
39	Booking Holdings, Inc. (a)	71,480
96	Broadridge Financial Solutions, Inc.	9,680
99	Equifax, Inc.	10,595
75	Gartner, Inc. (a)	10,192
322	IHS Markit Ltd. (a)	16,718
224	Iron Mountain, Inc.	8,333
53	ManpowerGroup, Inc.	4,189
142	Moody’s Corp.	22,508
266	Paychex, Inc.	18,833
925	PayPal Holdings, Inc. (a)	82,103
101	Robert Half International, Inc.	6,507
121	Rollins, Inc.	4,506
135	Total System Services, Inc.	12,097
152	TransUnion	9,245
87	TripAdvisor, Inc. (a)	4,992
1,461	Visa, Inc. Class A	197,250
353	Waste Management, Inc.	33,771
		573,341
Air Transportation - 0.2%
95	American Airlines Group, Inc.	3,398
142	Delta Air Lines, Inc.	7,019
118	Southwest Airlines Co.	6,698
56	United Continental Holdings, Inc. (a)	4,887
		22,002
Amusement, Gambling, and Recreation Industries - 1.2%
130	Global Payments, Inc.	14,596
324	Las Vegas Sands Corp.	18,909
1,223	The Walt Disney Co.	136,389
80	Wynn Resorts Ltd.	9,841
		179,735
Apparel Manufacturing - 0.5%
123	Capri Holdings Ltd. (a)	5,225
74	Cintas Corp.	13,876
296	Hanesbrands, Inc.	4,437
82	Lululemon Athletica Inc. (a)	12,120
63	PVH Corp.	6,874
153	Under Armour, Inc. Class A (a)	3,173
157	Under Armour, Inc. Class C (a)	2,974
277	V F Corp.	23,315
		71,994
Broadcasting (except Internet) - 1.6%
278	CBS Corp. Class B	13,750
133	Charter Communications, Inc. (a)	44,030
3,760	Comcast Corp. Class A	137,503
128	Discovery Communications, Inc. Class A (a)	3,632
251	Discovery Communications, Inc. Class C (a)	6,689
188	Dish Network Corp. (a)	5,766
88	Liberty Broadband Corp. (a)	7,482
354	Qurate Retail, Inc. (a)	7,699
1,372	Sirius XM Holdings, Inc.	7,999
		234,550
Building Material and Garden Equipment and Supplies Dealers - 1.7%
236	Fastenal Co.	14,268
667	Lowe’s Companies, Inc.	64,139
941	The Home Depot, Inc.	172,702
		251,109
Chemical Manufacturing - 2.0%
180	Air Products & Chemicals, Inc.	29,590
89	Albemarle Corp.	7,185
111	Celanese Corp.	10,629
192	CF Industries Holdings, Inc.	8,381
1,897	DowDuPont, Inc.	102,078
116	Eastman Chemical Co.	9,352
214	Ecolab, Inc.	33,848
111	FMC Corp.	8,858
70	International Flavors & Fragrances, Inc.	9,925
272	LyondellBasell Industries N.V. Class A (Netherlands)	23,656
301	Mosaic Co.	9,716

199	PPG Industries, Inc.	20,982
131	Sealed Air Corp.	5,174
145	The Chemours Co.	5,184
32	Westlake Chemical Corp.	2,365
		286,923
Clothing and Clothing Accessories Stores - 0.7%
191	Gap, Inc.	4,859
194	L Brands, Inc.	5,401
96	Nordstrom, Inc.	4,455
310	Ross Stores, Inc.	28,557
91	Tiffany & Co.	8,075
1,021	TJX Companies, Inc.	50,774
		102,121
Computer and Electronic Product Manufacturing - 12.8%
762	Advanced Micro Devices, Inc. (a)	18,600
247	Amphenol Corp. Class A	21,716
306	Analog Devices, Inc.	30,251
3,972	Apple, Inc.	661,100
43	Arista Networks, Inc. (a)	9,236
355	Broadcom, Inc.	95,229
3,867	Cisco Systems, Inc.	182,870
141	Cognex Corp.	6,415
123	Dell Tecnologies, Inc. (a)	5,977
438	Flextronics International Ltd. (a)	4,214
113	FLIR System, Inc.	5,523
247	Fortive Corp.	18,523
93	Garmin Ltd.	6,434
96	Harris Corp.	14,705
1,301	HP, Inc.	28,661
3,792	Intel Corp.	178,679
31	IPG Photonics Corp. (a)	4,123
761	Johnson Controls International PLC	25,699
284	Juniper Networks, Inc.	7,367
154	Keysight Technologies, Inc. (a)	11,399
64	L3 Technologies, Inc.	12,600
511	Marvell Technology Group Ltd.	9,469
229	Maxim Integrated Products, Inc.	12,428
194	Microchip Technology, Inc.	15,592
954	Micron Technology, Inc. (a)	36,462
133	Motorola Solutions, Inc.	15,549
213	NetApp, Inc.	13,583
136	Northrop Grumman Corp.	37,475
475	NVIDIA Corp.	68,281
350	ON Semiconductor Corp. (a)	7,014
103	Qorvo, Inc. (a)	6,732
1,156	Qualcomm, Inc.	57,245
235	Raytheon Co.	38,719
85	Roper Technologies, Inc.	24,077
224	Seagate Technology PLC	9,919
140	Sensata Technologies Holdings PLC (a)	6,650
147	Skyworks Solutions, Inc.	10,737
799	Texas Instruments, Inc.	80,443
206	Trimble, Inc. (a)	7,758
240	Western Digital Corp.	10,798
208	Xilinx, Inc.	23,283
		1,841,535
Construction of Buildings - 0.3%
295	D.R. Horton, Inc.	11,342
240	Lennar Corp. Class A	11,381
3	NVR, Inc. (a)	7,980
222	PulteGroup, Inc.	6,174
		36,877
Couriers and Messengers - 0.7%
207	FedEx Corp.	36,757
570	United Parcel Service, Inc. Class B	60,078
		96,835
Credit Intermediation and Related Activities - 11.0%
347	Ally Financial, Inc.	9,043
602	American Express Co.	61,825
117	Ameriprise Financial, Inc.	14,812
7,802	Bank of America Corp.	222,123
822	Bank of New York Mellon Corp.	43,007
637	BB&T Corp.	31,086
393	Capital One Financial Corp.	31,672
93	CIT Group, Inc.	4,296
2,069	Citigroup, Inc.	133,368
391	Citizens Financial Group, Inc.	13,263
141	Comerica, Inc.	11,102
282	Discover Financial Services	19,032
119	East West Bancorp, Inc.	5,988
270	Fidelity National Information Services, Inc.	28,223
549	Fifth Third Bancorp	14,724
134	First Republic Bank	12,948

73	FleetCor Technologies, Inc. (a)	14,732
169	H & R Block, Inc.	3,987
908	Huntington Bancshares, Inc.	12,022
2,764	JPMorgan Chase & Co.	286,074
865	KeyCorp	14,247
112	M&T Bank Corp.	18,429
759	MasterCard, Inc. Class A	160,248
174	Northern Trust Corp.	15,392
314	People’s United Financial, Inc.	5,143
382	PNC Financial Services Group, Inc.	46,860
907	Regions Financial Corp.	13,759
46	Signature Bank	5,856
312	State Street Corp.	22,121
379	SunTrust Banks, Inc.	22,520
44	SVB Financial Group (a)	10,269
579	Synchrony Financial	17,393
1,273	U.S. Bancorp	65,127
3,762	Wells Fargo & Co.	183,999
368	Western Union Co.	6,716
160	Zions Bancorp	7,614
		1,589,020
Data Processing, Hosting and Related Services - 0.5%
101	CDK Global, Inc.	4,940
30	CoStar Group, Inc. (a)	11,722
441	First Data Corp. (a)	10,871
333	Fiserv, Inc. (a)	27,616
1,219	Hewlett Packard Enterprise Co.	19,004
		74,153
Electrical Equipment, Appliance, and Component Manufacturing - 1.0%
119	A.O. Smith Corp.	5,695
191	AMETEK, Inc.	13,924
666	Corning, Inc.	22,151
356	Eaton Corp PLC	27,145
517	Emerson Electric Co.	33,848
101	Rockwell Automation, Inc.	17,121
287	TE Connectivity Ltd.	23,233
53	Whirlpool Corp.	7,050
		150,167
Electronics and Appliance Stores - 0.1%
207	Best Buy Co., Inc.	12,263
Fabricated Metal Product Manufacturing - 0.4%
178	Axalta Coating Systems Ltd. (a)	4,560
269	Ball Corp.	14,063
111	Crown Holdings, Inc. (a)	5,661
109	Parker Hannifin Corp.	17,964
137	Pentair PLC	5,643
126	Stanley Black & Decker, Inc.	15,932
		63,823
Food and Beverage Stores - 0.1%
74	Grubhub, Inc. (a)	5,950
Food Services and Drinking Places - 1.7%
21	Chipotle Mexican Grill, Inc. (a)	11,122
102	Darden Restaurants, Inc.	10,703
33	Domino’s Pizza, Inc.	9,363
638	McDonald’s Corp.	114,062
1,109	Starbucks Corp.	75,567
47	Wayfair, Inc. (a)	5,144
261	Yum! Brands, Inc.	24,529
		250,490
Funds, Trusts, and Other Financial Vehicles - 0.1%
426	AGNC Investment Corp.	7,630
General Merchandise Stores - 0.8%
56	Burlington Stores, Inc. (a)	9,616
218	Dollar General Corp.	25,164
196	Dollar Tree, Inc. (a)	18,979
137	Kohl’s Corp.	9,410
252	Macy’s, Inc.	6,627
411	Target Corp.	30,003
100	Tractor Supply Co.	8,540
		108,339
Health and Personal Care Stores - 0.1%
47	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	13,720
Insurance Carriers and Related Activities - 5.1%
631	Aflac, Inc.	30,099
12	Alleghany Corp.	7,579
285	Allstate Corp.	25,043
62	American Financial Group, Inc.	5,914
731	American International Group, Inc.	31,601
200	Aon PLC	31,246
333	Arch Capital Group Ltd. (a)	9,774
150	Arthur J. Gallagher & Co.	11,206
44	Assurant, Inc.	4,241
129	Athene Holding Ltd. (a)	5,534

196	AXA Equitable Holdings, Inc.	3,634
1,067	Berkshire Hathaway, Inc. Class B (a)	219,311
89	Brighthouse Financial, Inc. (a)	3,323
381	Chubb Limited	50,692
127	Cincinnati Financial Corp.	10,302
34	Everest Re Group Ltd.	7,448
295	Hartford Financial Services Group, Inc.	13,841
178	Lincoln National Corp.	10,411
221	Loews Corp.	10,586
11	Markel Corp. (a)	11,589
415	Marsh & McLennan Companies, Inc.	36,599
695	MetLife, Inc.	31,741
234	Principal Financial Group, Inc.	11,716
479	Progressive Corp.	32,232
343	Prudential Financial, Inc.	31,604
52	Reinsurance Group of America, Inc.	7,511
33	RenaissanceRe Holdings Ltd.	4,555
88	Torchmark Corp.	7,371
220	Travelers Companies, Inc.	27,619
180	Unum Group	6,257
132	Voya Financial, Inc.	6,129
80	W.R. Berkley Corp.	6,151
108	Willis Towers Watson PLC	17,581
		730,440
Leather and Allied Product Manufacturing - 0.7%
1,053	NIKE, Inc. Class B	86,220
237	Tapestry, Inc.	9,174
		95,394
Machinery Manufacturing - 2.1%
808	Applied Materials, Inc.	31,577
489	Caterpillar, Inc.	65,115
128	Cummins, Inc.	18,830
251	Deere & Co.	41,164
108	Flowserve Corp.	4,756
7,146	General Electric Co.	72,603
63	IDEX Corp.	8,685
202	Ingersoll-Rand PLC	20,208
130	Lam Research Corp.	22,045
46	Middleby Corp. (a)	5,411
46	Snap-on, Inc.	7,636
148	Xylem, Inc.	10,547
		308,577
Materials - 0.5%
453	Linde PLC	73,844
Merchant Wholesalers, Durable Goods - 1.8%
482	3M Co.	96,545
72	Arrow Electronics, Inc. (a)	5,468
117	Fortune Brands Home & Security, Inc.	5,300
144	HD Supply Holdings, Inc. (a)	6,039
611	Honeywell International, Inc.	87,758
36	Huntington Ingalls Industries, Inc.	7,432
247	Jefferies Financial Group, Inc.	5,140
128	KLA-Tencor Corp.	13,641
107	Leggett & Platt, Inc.	4,383
30	Lennox International, Inc.	6,878
262	LKQ Corp. (a)	6,870
52	Mohawk Industries, Inc. (a)	6,697
210	WestRock Co.	8,549
189	Xerox Corp.	5,332
		266,032
Merchant Wholesalers, Nondurable Goods - 0.5%
33	Acuity Brands, Inc.	3,990
248	Illinois Tool Works, Inc.	34,053
45	Ralph Lauren Corp.	5,226
69	The Sherwin Williams Co.	29,085
		72,354
Mining (except Oil and Gas) - 0.3%
1,132	Freeport-McMoRan Copper & Gold, Inc.	13,177
52	Martin Marietta Materials, Inc.	9,187
439	Newmont Mining Corp.	14,974
109	Vulcan Materials Co.	11,080
		48,418
Miscellaneous Manufacturing - 0.2%
121	Dover Corp.	10,627
99	Hasbro, Inc.	8,966
283	Mattel, Inc. (a)	3,351
204	Textron, Inc.	10,859
		33,803
Motion Picture and Sound Recording Industries - 0.9%
358	Netflix, Inc. (a)	121,541
94	Take-Two Interactive Software, Inc. (a)	9,922
		131,463

Motor Vehicle and Parts Dealers - 0.4%
61	Advance Auto Parts, Inc.	9,711
22	AutoZone, Inc. (a)	18,641
145	CarMax, Inc. (a)	8,523
66	O’Reilly Automotive, Inc. (a)	22,748
		59,623
Nonmetallic Mineral Product Manufacturing - 0.1%
91	Owens Corning	4,767
Nonstore Retailers - 4.5%
341	Amazon.com, Inc. (a)	586,087
172	Copart, Inc. (a)	8,708
773	eBay, Inc. (a)	26,012
34	MercadoLibre, Inc. (a)	12,376
39	W.W. Grainger, Inc.	11,520
		644,703
Other Information Services - 6.6%
246	Alphabet, Inc. Class A (a)	276,969
259	Alphabet, Inc. Class C (a)	289,140
1,983	Facebook, Inc. (a)	330,546
153	Liberty Global PLC Class A (a)	3,733
431	Liberty Global PLC Class C (a)	10,155
561	Twitter, Inc. (a)	18,827
90	VeriSign, Inc. (a)	15,234
		944,604
Paper Manufacturing - 0.2%
319	International Paper Co.	15,130
78	Packaging Corp of America	7,357
		22,487
Performing Arts, Spectator Sports, and Related Industries - 0.5%
596	Activision Blizzard, Inc.	28,155
251	Electronic Arts, Inc. (a)	23,153
120	Live Nation Entertainment, Inc. (a)	6,421
291	Viacom, Inc. Class B	8,561
		66,290
Plastics and Rubber Products Manufacturing - 0.1%
72	Avery Dennison Corp.	7,520
195	Goodyear Tire & Rubber Co.	4,132
389	Newell Rubbermaid, Inc.	8,251
		19,903
Primary Metal Manufacturing - 0.2%
357	Arconic, Inc.	6,719
260	Nucor Corp.	15,922
193	Steel Dynamics, Inc.	7,062
		29,703
Professional, Scientific, and Technical Services - 3.4%
527	Accenture PLC Class A (Ireland)	80,921
41	Alliance Data Systems Corp.	7,281
233	Cadence Design Systems, Inc. (a)	11,191
124	CDW Corp.	10,326
477	Cognizant Technology Solutions Corp. Class A	33,237
104	Extra Space Storage, Inc.	10,255
50	F5 Networks, Inc. (a)	8,048
116	Fluor Corp.	4,242
136	GoDaddy, Inc. (a)	9,334
751	International Business Machines Corp.	100,949
316	Interpublic Group of Companies, Inc.	7,189
63	Jack Henry & Associates, Inc.	8,414
105	Jacobs Engineering Group, Inc.	6,804
118	Leidos Holdings, Inc.	6,844
167	Liberty Media Corp.-Liberty Formula One, Class C (a)	5,239
72	Liberty Media Corp.-Liberty SeiriusXM, Class A (a)	2,864
143	Liberty Media Corp.-Liberty SeiriusXM, Class C (a)	5,714
292	Nielsen Holdings PLC	7,499
184	Omnicom Group, Inc.	14,330
226	Sabre Corp.	5,193
591	Salesforce.com, Inc. (a)	89,814
146	ServiceNow, Inc. (a)	32,123
129	Verisk Analytics, Inc. Class A (a)	15,146
62	VMware, Inc.	9,366
		492,323
Publishing Industries (except Internet) - 8.2%
403	Adobe Systems, Inc. (a)	99,871
139	Akamai Technologies, Inc. (a)	9,049
69	ANSYS, Inc. (a)	11,340
180	Autodesk, Inc. (a)	26,496
112	Citrix Systems, Inc.	11,484
231	DXC Technology Co.	14,812
118	Fortinet, Inc. (a)	9,035
64	IAC/InterActiveCorp (a)	13,522
200	Intuit, Inc.	43,164
5,990	Microsoft Corp.	625,536
315	News Corp. Class A	4,041
2,455	Oracle Corp.	123,315
76	Palto Alto Networks, Inc. (a)	16,326

92	PTC, Inc. (a)	7,801
146	Red Hat, Inc. (a)	25,965
119	Splunk, Inc. (a)	14,856
248	Square, Inc. (a)	17,695
177	SS&C Technologies Holdings, Inc.	9,114
511	Symantec Corp.	10,741
122	Synopsys, Inc. (a)	11,389
867	Twenty-First Century Fox, Inc. Class A	42,752
361	Twenty-First Century Fox, Inc. Class B	17,711
120	Workday, Inc. (a)	21,783
		1,187,798
Rail Transportation - 1.3%
671	CSX Corp.	44,085
84	Kansas City Southern Railway Co.	8,883
230	Norfolk Southern Corp.	38,580
608	Union Pacific Corp.	96,714
		188,262
Real Estate - 3.5%
87	Alexandria Real Estate Equities, Inc.	11,459
362	American Tower Corp.	62,568
1,142	Annaly Capital Management, Inc.	11,922
114	AvalonBay Communities, Inc.	21,993
127	Boston Properties, Inc.	16,748
132	Brookfield Property REIT, Inc. Class A	2,403
76	Camden Property Trust	7,368
265	CBRE Group, Inc. Class A (a)	12,124
169	Digital Realty Trust, Inc.	18,309
294	Duke Realty Corp.	8,597
303	Equity Residential	21,986
54	Essex Property Trust, Inc.	14,645
60	Federal Realty Investment Trust	7,954
386	HCP, Inc.	12,174
257	Invitation Homes, Inc.	5,780
37	Jones Lang LaSalle, Inc.	5,306
346	Kimco Realty Corp.	5,885
122	Liberty Property Trust	5,751
87	Macerich Co.	4,016
94	Mid-America Apartment Communities, Inc.	9,520
129	National Retail Properties, Inc.	6,800
518	Prologis, Inc.	35,825
129	Public Storage	27,415
238	Realty Income Corp.	16,348
125	Regency Centers Corp.	8,125
254	Simon Property Group, Inc.	46,258
71	SL Green Realty Corp.	6,563
220	UDR, Inc.	9,625
293	Ventas, Inc.	18,896
796	VEREIT, Inc.	6,432
141	Vornado Realty Trust	9,857
306	Welltower, Inc.	23,712
623	Weyerhaeuser Co.	16,348
132	WP Carey, Inc.	9,885
102	Zillow Group, Inc. Class C (a)	3,579
		512,176
Rental and Leasing Services - 0.1%
7	AMERCO	2,538
68	United Rentals, Inc. (a)	8,518
		11,056
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 3.3%
44	Affiliated Managers Group	4,618
78	Allegion Public Ltd. Co.	6,697
203	Aramark Corp.	6,689
98	BlackRock, Inc.	40,678
92	CBOE Holdings, Inc.	8,581
1,000	Charles Schwab Corp.	46,770
294	CME Group, Inc.	53,590
158	CommScope Holding Co., Inc. (a)	3,304
214	E*TRADE Financial Corp.	9,985
97	Eaton Vance Corp.	3,736
226	FNF Group	8,172
260	Franklin Resources, Inc.	7,699
295	Goldman Sachs Group, Inc.	58,413
472	IntercontinentalExchange, Inc.	36,231
338	Invesco Ltd.	6,158
1,076	Morgan Stanley	45,515
73	MSCI, Inc. Class A	12,430
95	NASDAQ OMX Group, Inc.	8,364
108	Raymond James Financial, Inc.	8,694
207	S&P Global, Inc.	39,672
110	SEI Investments Co.	5,229
200	T. Rowe Price Group, Inc.	18,692
233	TD Ameritrade Holding Corp.	13,036
248	Worldpay, Inc. (a)	20,703
		473,656

Support Activities for Transportation - 0.3%
114	C.H. Robinson Worldwide, Inc.	9,892
101	Expedia, Inc.	12,044
143	Expeditors International of Washington, Inc.	9,910
104	XPO Logistics, Inc. (a)	6,321
		38,167
Telecommunications - 3.4%
5,971	AT&T, Inc.	179,488
799	CenturyLink, Inc.	12,241
341	Crown Castle International Corp.	39,917
65	Equinix, Inc.	25,610
94	SBA Communications Corp. (a)	17,158
669	Sprint Corp. (a)	4,175
279	T-Mobile US, Inc. (a)	19,424
3,398	Verizon Communications, Inc.	187,094
172	Zayo Group Holdings, Inc. (a)	4,721
		489,828
Transportation Equipment Manufacturing - 3.8%
218	Aptiv PLC	17,250
72	Autoliv, Inc.	5,749
449	Boeing Co.	173,144
172	BorgWarner, Inc.	7,035
3,058	Ford Motor Co.	26,911
207	General Dynamics Corp.	35,432
1,044	General Motors Co.	40,737
137	Harley-Davidson, Inc.	5,050
54	Lear Corp.	8,312
211	Lockheed Martin Corp.	61,125
288	Paccar, Inc.	18,870
49	Polaris Industries, Inc.	4,110
88	Spirit AeroSystems Holdings, Inc.	7,339
105	Tesla Motors, Inc. (a)	32,237
39	TransDigm Group, Inc. (a)	15,249
673	United Technologies Corp.	79,461
44	WABCO Holdings, Inc. (a)	5,026
71	Wabtec Corp.	4,910
		547,947
Truck Transportation - 0.1%
72	J.B. Hunt Transport Services, Inc.	7,707
110	Knight-Swift Transportation Holdings, Inc. Class A	3,493
51	Old Dominion Freight Line, Inc.	6,932
		18,132
Waste Management and Remediation Services - 0.2%
187	Republic Services, Inc.	14,345
217	Waste Connections, Inc.	18,132
		32,477
Water Transportation - 0.3%
349	Carnival Corp.	20,095
181	Norwegian Cruise Line Holdings Ltd. (a)	9,309
137	Royal Caribbean Cruises Ltd.	16,447
		45,851
Wholesale Electronic Markets and Agents and Brokers - 0.1%
121	Genuine Parts Co.	12,078
Wood Product Manufacturing - 0.1%
253	Masco Corp.	8,200
	TOTAL COMMON STOCKS (Cost $13,118,613)	$13,657,712

	TOTAL INVESTMENTS (Cost $13,118,613) - 94.8% (b)	$13,657,712
	Other Assets in Excess of Liabilities - 5.2%	752,639
	TOTAL NET ASSETS - 100.0%	$14,410,351

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,573,375.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of MSCI USA Cyclical Sectors Index	2.8133% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2019	3,520	$7,657,480	$295,443

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.6133% representing 1 month LIBOR rate + spread	Total return of MSCI USA Defensive Sectors Index	Credit Suisse International	12/20/2019	3,752	$7,025,956	$(178,073)

Direxion MSCI Defensives Over Cyclicals ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 95.8%
Ambulatory Health Care Services - 0.4%
248	DaVita, Inc. (a)	$13,920
189	Laboratory Corp. of America Holdings (a)	26,337
254	Quest Diagnostics, Inc.	22,187
		62,444
Beverage and Tobacco Product Manufacturing - 8.5%
3,497	Altria Group, Inc.	172,577
492	Brown Forman Corp. Class B	23,247
7,496	Coca-Cola Co.	360,783
311	Constellation Brands, Inc. Class A	54,008
351	Molson Coors Brewing Co. Class B	23,380
769	Monster Beverage Corp. (a)	44,018
2,624	PepsiCo, Inc.	295,646
2,884	Philip Morris International, Inc.	221,260
		1,194,919
Chemical Manufacturing - 25.0%
3,255	Abbott Laboratories	237,550
2,809	AbbVie, Inc.	225,535
413	Alexion Pharmaceuticals, Inc. (a)	50,782
288	Alkermes PLC (a)	9,467
630	Allergan PLC (Ireland)	90,707
168	Alnylam Pharmaceuticals, Inc. (a)	14,033
329	BioMarin Pharmaceutical, Inc. (a)	32,298
3,027	Bristol-Myers Squibb Co.	149,443
1,305	Celgene Corp. (a)	115,440
455	Church & Dwight Co., Inc.	29,397
238	Clorox Co.	35,314
1,529	Colgate-Palmolive Co.	98,896
905	COTY, Inc. Class A	7,023
1,793	Eli Lilly & Co.	214,909
2,405	Gilead Sciences, Inc.	168,374
161	IDEXX Laboratories, Inc. (a)	34,258
273	Illumina, Inc. (a)	76,383
335	Incyte Corp. (a)	26,998
112	Jazz Pharmaceuticals PLC (a)	14,100
4,977	Johnson & Johnson	662,339
645	Kimberly-Clark Corp.	71,840
4,934	Merck & Co., Inc.	367,238
956	Mylan NV (a)	28,632
320	Nektar Therapeutics (a)	13,549
241	Perrigo Co. PLC (Ireland)	11,194
10,876	Pfizer, Inc.	461,686
148	Regeneron Pharmaceuticals, Inc. (a)	63,532
206	Seattle Genetics, Inc. (a)	15,745
81	United Therapeutics Corp. (a)	9,342
474	Vertex Pharmaceuticals, Inc. (a)	90,491
894	Zoetis, Inc.	77,027
		3,503,522
Computer and Electronic Product Manufacturing - 3.4%
591	Agilent Technologies, Inc.	44,946
1,168	Danaher Corp.	129,555
164	DexCom, Inc. (a)	23,129
505	Hologic, Inc. (a)	22,422
47	Mettler-Toledo International, Inc. (a)	29,993
265	ResMed, Inc.	25,220
747	Thermo Fisher Scientific, Inc.	183,515
170	Varian Medical Systems, Inc. (a)	22,445
		481,225
Food and Beverage Stores - 0.3%
1,478	Kroger Co.	41,872
Food Manufacturing - 3.7%
1,038	Archer Daniels Midland Co.	46,606
262	Bunge Ltd.	14,428
335	Campbell Soup Co.	11,869
901	ConAgra Brands, Inc.	19,498
1,106	General Mills, Inc.	49,151
541	Hormel Foods Corp.	22,895
132	Ingredion, Inc.	13,068
482	Kellogg Co.	28,443
272	Lamb Weston Holdings, Inc.	19,666
225	McCormick & Co, Inc.	27,819
2,721	Mondelez International, Inc.	125,873
262	The Hershey Co.	27,798
211	The J.M. Smucker Co.	22,130
1,131	The Kraft Heinz Co.	54,356
549	Tyson Foods, Inc. Class A	33,994
		517,594
General Merchandise Stores - 3.1%
814	Costco Wholesale Corp.	174,709
2,737	Wal-Mart Stores, Inc.	262,287
		436,996
Health and Personal Care Stores - 2.3%
2,398	CVS Health Corp.	157,189
371	McKesson Corp.	47,581
1,565	Walgreens Boots Alliance Inc.	113,087
		317,857

Direxion MSCI Defensives Over Cyclicals ETF
Schedule of Investments (Unaudited)
January 31, 2019

Hospitals - 0.7%
514	HCA Healthcare, Inc.	71,667
160	Universal Health Services, Inc. Class B	21,205
		92,872
Insurance Carriers and Related Activities - 6.6%
482	Anthem, Inc.	146,046
381	Centene Corp. (a)	49,747
705	Cigna Corp.	140,866
256	Humana, Inc.	79,101
1,786	UnitedHealth Group, Inc.	482,577
93	WellCare Health Plans, Inc. (a)	25,713
		924,050
Machinery Manufacturing - 0.4%
934	Baker Hughes, A GE Co.	22,014
710	National Oilwell Varco, Inc.	20,931
801	TechnipFMC PLC	18,391
		61,336
Management of Companies and Enterprises - 0.1%
1,228	AES Corp.	20,127
Merchant Wholesalers, Durable Goods - 0.2%
284	Henry Schein, Inc. (a)	22,067
Merchant Wholesalers, Nondurable Goods - 4.0%
301	AmerisourceBergen Corp.	25,094
573	Cardinal Health, Inc.	28,633
4,618	Procter & Gamble Co.	445,498
916	Sysco Corp.	58,487
		557,712
Miscellaneous Manufacturing - 7.3%
79	Abiomed, Inc. (a)	27,734
142	Align Technology, Inc. (a)	35,351
942	Baxter International, Inc.	68,286
496	Becton, Dickinson & Co.	123,732
2,566	Boston Scientific Corp. (a)	97,893
412	Dentsply Sirona, Inc.	17,283
388	Edwards Lifesciences Corp. (a)	66,123
416	Estee Lauder Companies, Inc. Class A	56,751
211	Intuitive Surgical, Inc. (a)	110,488
2,505	Medtronic PLC	221,417
624	Stryker Corp.	110,804
85	Teleflex, Inc.	23,247
91	The Cooper Companies, Inc.	25,367
378	Zimmer Biomet Holdings, Inc.	41,414
		1,025,890
Oil and Gas Extraction - 4.1%
950	Anadarko Petroleum Corp.	44,963
710	Apache Corp.	23,302
818	Cabot Oil & Gas Corp.	20,409
177	Cimarex Energy Co.	13,335
372	Concho Resources, Inc. (a)	44,580
174	Continental Resources, Inc. (a)	8,034
944	Devon Energy Corp.	25,158
289	Diamondback Energy, Inc.	29,802
1,075	EOG Resources, Inc.	106,640
202	Helmerich & Payne, Inc.	11,310
896	Noble Energy, Inc.	20,017
1,419	Occidental Petroleum Corp.	94,761
467	Parsley Energy, Inc. (a)	8,677
818	Phillips 66	78,045
316	Pioneer Natural Resources Co.	44,973
		574,006
Petroleum and Coal Products Manufacturing - 8.4%
3,555	Chevron Corp.	407,581
7,855	Exxon Mobil Corp.	575,615
311	HollyFrontier Corp.	17,522
1,585	Marathon Oil Corp.	25,027
1,282	Marathon Petroleum Corp.	84,945
793	Valero Energy Corp.	69,641
		1,180,331
Pipeline Transportation - 0.6%
278	Plains GP Holdings LP	6,349
418	Targa Resources Corp.	17,978
2,246	Williams Companies, Inc.	60,485
		84,812
Professional, Scientific, and Technical Services - 3.2%
1,201	Amgen, Inc.	224,719
374	Biogen, Inc. (a)	124,834
549	Cerner Corp. (a)	30,146
301	IQVIA Holdings, Inc. (a)	38,832
143	Waters Corp. (a)	33,064
		451,595
Publishing Industries (except Internet) - 0.2%
224	Veeva Systems, Inc. (a)	24,429
Support Activities for Mining - 2.4%
382	Antero Resources Corp. (a)	3,843
2,156	ConocoPhillips	145,940
1,632	Halliburton Co.	51,179
500	Hess Corp.	27,000

Direxion MSCI Defensives Over Cyclicals ETF
Schedule of Investments (Unaudited)
January 31, 2019

2,568	Schlumberger Ltd. (a)	113,531
		341,493
Utilities - 10.9%
434	Alliant Energy Corp.	19,300
453	Ameren Corp.	31,411
915	American Electric Power Co., Inc.	72,395
335	American Water Works Co., Inc.	32,049
206	Atmos Energy Corp.	20,112
913	CenterPoint Energy, Inc.	28,230
391	Cheniere Energy, Inc. (a)	25,669
526	CMS Energy Corp.	27,426
577	Consolidated Edison, Inc.	44,804
1,390	Dominion Energy, Inc.	97,634
337	DTE Energy Co.	39,682
1,322	Duke Energy Corp.	116,045
604	Edison International	34,410
336	Entergy Corp.	29,968
504	Evergy, Inc.	28,889
588	Eversource Energy	40,813
1,792	Exelon Corp.	85,586
902	FirstEnergy Corp.	35,358
3,685	Kinder Morgan, Inc.	66,698
875	NextEra Energy, Inc.	156,607
674	NiSource, Inc.	18,387
563	NRG Energy, Inc.	23,032
371	OGE Energy Corp.	15,192
763	ONEOK, Inc.	48,992
208	Pinnacle West Capital Corp.	18,329
1,298	PPL Corp.	40,653
937	Public Service Enterprise Group, Inc.	51,113
507	Sempra Energy	59,309
1,881	Southern Co.	91,417
323	UGI Corp.	18,421
625	Vistra Energy Corp. (a)	15,694
585	WEC Energy Group, Inc.	42,723
944	Xcel Energy, Inc.	49,428
		1,525,776
	TOTAL COMMON STOCKS (Cost $13,092,457)	$13,442,925

	TOTAL INVESTMENTS (Cost $13,092,457) - 95.8% (b)	$13,442,925
	Other Assets in Excess of Liabilities - 4.2%	587,430
	TOTAL NET ASSETS - 100.0%	$14,030,355

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,541,215.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of MSCI USA Defensive Sectors Index	2.8133% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2019	3,959	$7,404,636	$196,033

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.6133% representing 1 month LIBOR rate + spread	Total return of MSCI USA Cyclical Sectors Index	Credit Suisse International	12/20/2019	3,103	$6,738,971	$(271,955)

Direxion MSCI Developed Over Emerging Markets ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 96.6%
229,000	iShares Core MSCI EAFE ETF	$13,437,720
	TOTAL INVESTMENT COMPANIES (Cost $13,094,220)	$13,437,720

	TOTAL INVESTMENTS (Cost $13,094,220) - 96.6% (a)	$13,437,720
	Other Assets in Excess of Liabilities - 3.4%	475,011
	TOTAL NET ASSETS - 100.0%	$13,912,731

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,549,998.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares Core MSCI EAFE ETF	2.8133% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2019	126,644	$7,241,504	$180,553

Short Total Return Swap Contracts (Unaudited)
January 31, 2019
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.5133% representing 1 month LIBOR rate + spread	Total return of iShares Core MSCI Emerging Markets ETF	Credit Suisse International	12/20/2019	134,605	$6,596,991	$(351,719)

Direxion MSCI Emerging Over Developed Markets ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 94.9%
269,700	iShares Core MSCI Emerging Markets ETF	$13,938,096
	TOTAL INVESTMENT COMPANIES (Cost $13,225,206)	$13,938,096

	TOTAL INVESTMENTS (Cost $13,225,206) - 94.9% (a)	$13,938,096
	Other Assets in Excess of Liabilities - 5.1%	751,358
	TOTAL NET ASSETS - 100.0%	$14,689,454

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,604,827.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares Core MSCI Emerging Markets ETF	2.8133% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2019	156,659	$7,685,313	$401,396

Short Total Return Swap Contracts (Unaudited)
January 31, 2019
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.5133% representing 1 month LIBOR rate + spread	Total return of iShares Core MSCI EAFE ETF	Credit Suisse International	12/20/2019	125,166	$7,164,312	$(172,749)

Direxion Russell 1000® Growth Over Value ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 95.0%
112,979	iShares Russell 1000 Growth ETF	$16,100,637
	TOTAL INVESTMENT COMPANIES (Cost $15,487,766)	$16,100,637

	TOTAL INVESTMENTS (Cost $15,487,766) - 95.0% (a)	$16,100,637
	Other Assets in Excess of Liabilities - 5.0%	845,531
	TOTAL NET ASSETS - 100.0%	$16,946,168

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,101,588.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Growth Index	2.8133% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/2/2019	6,507	$8,970,845	$339,553

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.6133% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Value Index	UBS Securities LLC	12/2/2019	7,203	$8,215,811	$(256,467)

Direxion Russell 1000® Value Over Growth ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 95.5%
134,040	iShares Russell 1000 Value ETF	$16,021,801
	TOTAL INVESTMENT COMPANIES (Cost $15,517,743)	$16,021,801

	TOTAL INVESTMENTS (Cost $15,517,743) - 95.5% (a)	$16,021,801
	Other Assets in Excess of Liabilities - 4.5%	756,754
	TOTAL NET ASSETS - 100.0%	$16,778,555

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,060,924.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Value Index	2.8133% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/2/2019	7,775	$8,863,613	$280,702

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.6133% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Growth Index	UBS Securities LLC	12/2/2019	5,858	8,071,323	(310,881)

Direxion Russell Large Over Small Cap ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 95.3%
90,600	iShares Russell 1000 ETF	$13,597,248
	TOTAL INVESTMENT COMPANIES (Cost $13,098,948)	$13,597,248

	TOTAL INVESTMENTS (Cost $13,098,948) - 95.3% (a)	$13,597,248
	Other Assets in Excess of Liabilities - 4.7%	675,125
	TOTAL NET ASSETS - 100.0%	$14,272,373

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,079,642.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Index	2.7133% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/2/2019	5,213	$7,528,271	$277,866

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.5133% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/2/2019	4,759	$6,877,792	$(251,720)

Direxion Russell Small Over Large Cap ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 95.2%
91,200	iShares Russell 2000 ETF	$13,594,272
	TOTAL INVESTMENT COMPANIES (Cost $13,082,640)	$13,594,272

	TOTAL INVESTMENTS (Cost $13,082,640) - 95.2% (a)	$13,594,272
	Other Assets in Excess of Liabilities - 4.8%	686,481
	TOTAL NET ASSETS - 100.0%	$14,280,753

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,091,057.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	2.8133% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/2/2019	5,220	$7,554,093	$265,576

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.6133% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Index	UBS Securities LLC	12/2/2019	4,765	$6,891,518	$(244,384)

Direxion Daily CSI 300 China A Share Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 28.6%
Money Market Funds - 28.6%
4,399,273	Dreyfus Government Cash Management Institutional Shares, 2.30% (a)	$4,399,273
3,811,653	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	3,811,653
	TOTAL SHORT TERM INVESTMENTS (Cost $8,210,926) (b)	$8,210,926

	TOTAL INVESTMENTS (Cost $8,210,926) - 28.6%	$8,210,926
	Other Assets in Excess of Liabilities - 71.4%	20,480,621
	TOTAL NET ASSETS - 100.0%	$28,691,547

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,210,926.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019
Terms of Payments to be Received/(Paid) at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.5230% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Bank of America Merrill Lynch	12/9/2019	674,294	$15,899,853	$(610,044)
0.4133% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Credit Suisse International	12/10/2019	112,438	2,521,009	(205,807)
1.4133% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	Citibank N.A.	12/11/2019	121,161	2,789,126	(146,632)
(2.0868)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	1/15/2020	124,588	2,771,420	(768,287)
(2.0868)% representing 1 month LIBOR rate + spread	Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	BNP Paribas	2/19/2020	150,681	3,502,412	(153,593)
					$27,483,820	$(1,884,363)

Direxion Daily S&P 500® Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 27.8%
Money Market Funds - 27.8%
3,696,396	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$3,696,396
	TOTAL SHORT TERM INVESTMENTS (Cost $3,696,396) (b)	$3,696,396

	TOTAL INVESTMENTS (Cost $3,696,396) - 27.8%	$3,696,396
	Other Assets in Excess of Liabilities - 72.2%	9,588,886
	TOTAL NET ASSETS - 100.0%	$13,285,282

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,696,396.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.8333% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Credit Suisse International	12/13/2019	4,913	$11,971,910	$(1,301,842)

Direxion Daily Total Bond Market Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 21.0%
Money Market Funds - 21.0%
660,226	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$660,226
	TOTAL SHORT TERM INVESTMENTS (Cost $660,226) (b)	$660,226

	TOTAL INVESTMENTS (Cost $660,226) - 21.0%	$660,226
	Other Assets in Excess of Liabilities - 79.0%	2,481,693
	TOTAL NET ASSETS - 100.0%	$3,141,919

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $660,226.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.0633% representing 1 month LIBOR rate + spread	Total return of iShares Core U.S. Aggregate Bond ETF	Credit Suisse International	12/10/2019	29,238	$3,087,036	$(52,870)

Direxion Daily 7-10 Year Treasury Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 19.7%
Money Market Funds - 19.7%
275,671	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$275,671
	TOTAL SHORT TERM INVESTMENTS (Cost $275,671) (b)	$275,671

	TOTAL INVESTMENTS (Cost $275,671) - 19.7%	$275,671
	Other Assets in Excess of Liabilities - 80.3%	1,125,199
	TOTAL NET ASSETS - 100.0%	$1,400,870

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $275,671.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.1133% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/9/2019	13,357	$1,393,938	$(12,190)

Direxion Daily 20+ Year Treasury Bear 1X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 17.6%
Money Market Funds - 17.6%
894,151	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$894,151
	TOTAL SHORT TERM INVESTMENTS (Cost $894,151) (b)	$894,151

	TOTAL INVESTMENTS (Cost $894,151) - 17.6%	$894,151
	Other Assets in Excess of Liabilities - 82.4%	4,173,461
	TOTAL NET ASSETS - 100.0%	$5,067,612

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $894,151.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
1.8933% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	10/17/2019	2,991	$337,264	$(28,028)
1.6633% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse International	12/10/2019	38,557	4,579,647	(123,729)
					$4,916,911	$(151,757)

PortfolioPlus Developed Markets ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 90.2%
442,000	Vanguard FTSE Developed Markets ETF	$17,622,540
	TOTAL INVESTMENT COMPANIES (Cost $19,736,867)	$17,622,540

SHORT TERM INVESTMENTS - 10.8%
Money Market Funds - 10.8%
2,107,739	Dreyfus Government Cash Management Institutional Shares, 2.30% (a)	$2,107,739
	TOTAL SHORT TERM INVESTMENTS (Cost $2,107,739)	$2,107,739

	TOTAL INVESTMENTS (Cost $21,844,606) - 101.0% (b)	$19,730,279
	Liabilities in Excess of Other Assets - (1.0)%	(203,525)
	TOTAL NET ASSETS - 100.0%	$19,526,754

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,992,454.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Vanguard FTSE Developed Markets ETF	2.6530% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	9/25/2019	170,201	$7,047,087	$(258,530)

PortfolioPlus Emerging Markets ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 98.9%
730,750	Schwab Emerging Markets Equity ETF (a)	$18,831,427
	TOTAL INVESTMENT COMPANIES (Cost $20,585,933)	$18,831,427

SHORT TERM INVESTMENTS - 9.9%
Money Market Funds - 9.9%
1,890,053	Dreyfus Government Cash Management Institutional Shares, 2.30% (b)(c)	$1,890,053
	TOTAL SHORT TERM INVESTMENTS (Cost $1,890,053)	$1,890,053

	TOTAL INVESTMENTS (Cost $22,475,986) - 108.8% (d)	$20,721,480
	Liabilities in Excess of Other Assets - (8.8)%	(1,687,949)
	TOTAL NET ASSETS - 100.0%	$19,033,531

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at January 31, 2019.

(c)  All or a portion of this security represents an investment of securities lending collateral.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,804,879.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of FTSE Emerging Index	2.6633% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	192,491	$4,554,332	$394,770

PortfolioPlus S&P 500® ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 99.6%
250,731	iShares Core S&P 500 ETF	$68,086,003
	TOTAL INVESTMENT COMPANIES (Cost $64,358,817)	$68,086,003

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
63,143	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$63,143
	TOTAL SHORT TERM INVESTMENTS (Cost $63,143)	$63,143

	TOTAL INVESTMENTS (Cost $64,421,960) - 99.7% (b)	$68,149,146
	Other Assets in Excess of Liabilities - 0.3%	236,197
	TOTAL NET ASSETS - 100.0%	$68,385,343

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $9,768,612.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	2.7133% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2019	6,433	$16,168,632	$1,207,169

PortfolioPlus S&P® Mid Cap ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 98.9%
116,960	iShares Core S&P Mid-Cap ETF	$21,421,224
	TOTAL INVESTMENT COMPANIES (Cost $21,761,507)	$21,421,224

SHORT TERM INVESTMENTS - 0.0%(†)
Money Market Funds - 0.0%(†)
5	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$5
	TOTAL SHORT TERM INVESTMENTS (Cost $5)	$5

	TOTAL INVESTMENTS (Cost $21,761,512) - 98.9% (b)	$21,421,229
	Other Assets in Excess of Liabilities - 1.1%	240,286
	TOTAL NET ASSETS - 100.0%	$21,661,515

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)  Less than 0.05%.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,596,153.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P MidCap 400® Index	2.6633% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2019	3,081	$5,432,607	$215,100

PortfolioPlus S&P® Small Cap ETF
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 90.2%
82,049	iShares Core S&P Small-Cap ETF(a)	$6,292,339
	TOTAL INVESTMENT COMPANIES (Cost $6,405,731)	$6,292,339

SHORT TERM INVESTMENTS - 9.5%
Money Market Funds - 9.5%
660,476	Dreyfus Government Cash Management Institutional Shares, 2.30% (b)(c)	$660,476
30	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (b)	30
	TOTAL SHORT TERM INVESTMENTS (Cost $660,506) (d)	$660,506

	TOTAL INVESTMENTS (Cost $7,066,237) - 99.7%	$6,952,845
	Other Assets in Excess of Liabilities - 0.3%	20,714
	TOTAL NET ASSETS - 100.0%	$6,973,559

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at January 31, 2019.

(c)  All or a portion of this security represents an investment of securities lending collateral.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $660,504.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of S&P SmallCap 600® Index	2.6030% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	11/25/2019	2,596	$2,450,769	$(32,361)

Direxion Daily CSI 300 China A Share Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 16.7%
594,259	Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF (a)	$14,410,781
	TOTAL INVESTMENT COMPANIES (Cost $14,051,821)	$14,410,781

SHORT TERM INVESTMENTS - 41.5%
Money Market Funds - 41.5%
9,236,729	Dreyfus Government Cash Management Institutional Shares, 2.30% (b)(c)	$9,236,729
26,491,744	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (b)	26,491,744
	TOTAL SHORT TERM INVESTMENTS (Cost $35,728,473)	$35,728,473

	TOTAL INVESTMENTS (Cost $49,780,294) - 58.2% (d)	$50,139,254
	Other Assets in Excess of Liabilities - 41.8%	35,985,325
	TOTAL NET ASSETS - 100.0%	$86,124,579

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at January 31, 2019.

(c)  All or a portion of this security represents an investment of securities lending collateral.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,960,510.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid/(Received) at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.8868)% representing 1 month LIBOR rate + spread	BNP Paribas	7/17/2019	650,286	$16,801,335	$(507,016)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.8868)% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	129,340	3,141,003	63,954
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.8868)% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	345,497	8,728,994	(160,013)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.8868)% representing 1 month LIBOR rate + spread	BNP Paribas	9/18/2019	318,865	7,683,875	204,862
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.8868)% representing 1 month LIBOR rate + spread	BNP Paribas	9/18/2019	270,953	6,759,318	(47,188)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.8868)% representing 1 month LIBOR rate + spread	BNP Paribas	10/16/2019	83,114	2,040,025	12,927
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.8868)% representing 1 month LIBOR rate + spread	BNP Paribas	10/16/2019	101,611	2,521,091	(8,498)
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.8868)% representing 1 month LIBOR rate + spread	BNP Paribas	11/20/2019	602,819	14,303,023	564,388
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	1.9633% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2019	954,580	22,101,943	1,195,129
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	1.7230% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/10/2019	674,294	15,522,248	795,242
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	1.4433% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2019	1,466,846	33,567,291	1,999,609
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.8868)% representing 1 month LIBOR rate + spread	BNP Paribas	12/18/2019	427,872	10,067,985	418,604
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.8868)% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	29,659	676,360	44,452
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.8868)% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	368,904	8,716,482	232,547
Total return of Deutsche Xtrackers Harvest CSI 300 China A-Shares ETF	(1.8868)% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	84,193	2,042,089	(408)
					$154,673,062	$4,808,591

Direxion Daily CSI China Internet Index Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 27.9%
377,059	KraneShares CSI China Internet ETF (a)	$16,511,414
	TOTAL INVESTMENT COMPANIES (Cost $17,556,619)	$16,511,414

SHORT TERM INVESTMENTS - 46.8%
Money Market Funds - 46.8%
4,501,602	Dreyfus Government Cash Management Institutional Shares, 2.30% (b)(c)	$4,501,602
23,222,614	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (b)	23,222,614
	TOTAL SHORT TERM INVESTMENTS (Cost $27,724,216)	$27,724,216

	TOTAL INVESTMENTS (Cost $45,280,835) - 74.7% (d)	$44,235,630
	Other Assets in Excess of Liabilities - 25.3%	14,982,061
	TOTAL NET ASSETS - 100.0%	$59,217,691

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at January 31, 2019.

(c)  All or a portion of this security represents an investment of securities lending collateral.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,746,080.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of KraneShares CSI China Internet ETF	3.1633% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2019	1,083,900	$44,052,522	$4,231,168
Total return of KraneShares CSI China Internet ETF	3.0633% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	276,008	11,680,649	862,017
Total return of KraneShares CSI China Internet ETF	3.0633% representing 1 month LIBOR rate + spread	BNP Paribas	5/20/2020	264,224	11,929,403	(108,133)
Total return of KraneShares CSI China Internet ETF	3.0633% representing 1 month LIBOR rate + spread	BNP Paribas	6/17/2020	223,110	9,581,788	420,957
Total return of KraneShares CSI China Internet ETF	3.0633% representing 1 month LIBOR rate + spread	BNP Paribas	7/15/2020	264,133	10,089,190	1,450,246
Total return of KraneShares CSI China Internet ETF	3.0633% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	146,572	6,037,800	375,541
Total return of KraneShares CSI China Internet ETF	3.0633% representing 1 month LIBOR rate + spread	BNP Paribas	8/19/2020	69,467	3,042,568	(608)
					$96,413,920	$7,231,188

Direxion Daily High Yield Bear 2X Shares
Schedule of Investments (Unaudited)
January 31, 2019
Shares		Fair Value
SHORT TERM INVESTMENTS - 44.4%
Money Market Funds - 44.4%
1,605,358	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$1,605,358
	TOTAL SHORT TERM INVESTMENTS (Cost $1,605,358) (b)	$1,605,358

	TOTAL INVESTMENTS (Cost $1,605,358) - 44.4%	$1,605,358
	Other Assets in Excess of Liabilities - 55.6%	2,012,706
	TOTAL NET ASSETS - 100.0%	$3,618,064

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,605,358.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
0.2633% representing 1 month LIBOR rate + spread	Total return of SPDR Bloomberg Barclays High Yield Bond ETF	Credit Suisse International	12/13/2019	204,700	$6,906,560	$(327,426)

Direxion Daily MSCI European Financials Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 62.1%
279,202	iShares MSCI Europe Financials ETF (a)	$5,031,220
	TOTAL INVESTMENT COMPANIES (Cost $5,890,774)	$5,031,220

SHORT TERM INVESTMENTS - 49.5%
Money Market Funds - 49.5%
2,693,664	Dreyfus Government Cash Management Institutional Shares, 2.30% (b)(c)	$2,693,664
1,311,842	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (b)	1,311,842
	TOTAL SHORT TERM INVESTMENTS (Cost $4,005,506)	$4,005,506

	TOTAL INVESTMENTS (Cost $9,896,280) - 111.6% (d)	$9,036,726
	Liabilities in Excess of Other Assets - (11.6)%	(940,884)
	TOTAL NET ASSETS - 100.0%	$8,095,842

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at January 31, 2019.

(c)  All or a portion of this security represents an investment of securities lending collateral.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,474,242.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Europe Financials ETF	3.0133% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2019	300,737	$5,304,599	$159,559
Total return of iShares MSCI Europe Financials ETF	2.9633% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2019	318,606	5,459,595	263,537
					$10,764,194	$423,096

Direxion Daily S&P 500® Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 97.3%
31,310	iShares Core S&P 500 ETF	$8,502,231
	TOTAL INVESTMENT COMPANIES (Cost $7,799,835)	$8,502,231

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
7,023	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$7,023
	TOTAL SHORT TERM INVESTMENTS (Cost $7,023)	$7,023

	TOTAL INVESTMENTS (Cost $7,806,858) - 97.4% (b)	$8,509,254
	Other Assets in Excess of Liabilities - 2.6%	231,235
	TOTAL NET ASSETS - 100.0%	$8,740,489

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,911,878.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P 500® Index	2.8000% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2019	3,320	$8,850,438	$127,479

Direxion Daily Small Cap Bull 2X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 94.7%
18,725	iShares Russell 2000 ETF	$2,791,149
	TOTAL INVESTMENT COMPANIES (Cost $2,629,801)	$2,791,149

SHORT TERM INVESTMENTS - 1.5%
Money Market Funds - 1.5%
43,616	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$43,616
	TOTAL SHORT TERM INVESTMENTS (Cost $43,616)	$43,616

	TOTAL INVESTMENTS (Cost $2,673,417) - 96.2% (b)	$2,834,765
	Other Assets in Excess of Liabilities - 3.8%	111,257
	TOTAL NET ASSETS - 100.0%	$2,946,022

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,791,494.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation

Total return of Russell 2000® Index	2.7533% representing 1 month LIBOR rate + spread	Citibank N.A.	12/11/2019	117	$172,964	$2,413

Total return of Russell 2000® Index	2.8033% representing 1 month LIBOR rate + spread	Credit Suisse International	12/26/2019	1,951	2,825,515	96,755
					$2,998,479	$99,168

Direxion Daily Mid Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 68.9%
259,725	iShares Core S&P Mid-Cap ETF	$47,568,634
	TOTAL INVESTMENT COMPANIES (Cost $48,216,102)	$47,568,634

SHORT TERM INVESTMENTS - 19.7%
Money Market Funds - 19.7%
1,324,364	Dreyfus Government Cash Management Institutional Shares, 2.30% (a)	$1,324,364
12,267,868	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	12,267,868
	TOTAL SHORT TERM INVESTMENTS (Cost $13,592,232)	$13,592,232

	TOTAL INVESTMENTS (Cost $61,808,334) - 88.6% (b)	$61,160,866
	Other Assets in Excess of Liabilities - 11.4%	7,919,135
	TOTAL NET ASSETS - 100.0%	$69,080,001

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $49,897,141.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P MidCap 400® Index	2.9530% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2019	2,897	$5,265,240	$40,320
Total return of S&P MidCap 400® Index	2.8433% representing 1 month LIBOR rate + spread	BNP Paribas	12/18/2019	3,902	6,499,639	650,895
Total return of S&P MidCap 400® Index	2.8538% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2019	69,367	126,755,838	679,203
Total return of S&P MidCap 400® Index	2.8433% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	833	1,418,733	108,683
Total return of S&P MidCap 400® Index	2.8433% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	9,997	18,040,752	302,047
					$157,980,202	$1,781,148

Direxion Daily Mid Cap Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 64.9%
Money Market Funds - 64.9%
2,628,672	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$2,628,672
	TOTAL SHORT TERM INVESTMENTS (Cost $2,628,672) (b)	$2,628,672

	TOTAL INVESTMENTS (Cost $2,628,672) - 64.9%	$2,628,672
	Other Assets in Excess of Liabilities - 35.1%	1,422,969
	TOTAL NET ASSETS - 100.0%	$4,051,641

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,628,672.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.5933% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	Credit Suisse International	12/10/2019	6,193	$10,925,473	$(434,376)
2.3833% representing 1 month LIBOR rate + spread	Total return of S&P MidCap 400® Index	BNP Paribas	1/15/2020	430	692,742	(95,868)
					$11,618,215	$(530,244)

Direxion Daily S&P 500® Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 72.1%
2,734,519	SPDR® S&P 500® ETF Trust	$742,558,634
	TOTAL INVESTMENT COMPANIES (Cost $728,680,672)	$742,558,634

SHORT TERM INVESTMENTS - 16.9%
Money Market Funds - 16.9%
66,703,643	Dreyfus Government Cash Management Institutional Shares, 2.30% (a)	$66,703,643
107,173,977	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	107,173,977
	TOTAL SHORT TERM INVESTMENTS (Cost $173,877,620)	$173,877,620

	TOTAL INVESTMENTS (Cost $902,558,292) - 89.0% (b)	$916,436,254
	Other Assets in Excess of Liabilities - 11.0%	113,963,872
	TOTAL NET ASSETS - 100.0%	$1,030,400,126

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $683,235,360.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P 500® Index	2.9030% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	11/25/2019	94,512	$255,689,016	$(657,323)
Total return of S&P 500® Index	2.8733% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/11/2019	288,759	733,747,377	46,230,460
Total return of S&P 500® Index	2.8133% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2019	394,001	987,192,619	76,882,343
Total return of S&P 500® Index	2.5133% representing 1 month LIBOR rate + spread	BNP Paribas	12/18/2019	30,449	84,418,744	(2,187,972)
Total return of S&P 500® Index	2.5133% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	45,797	114,684,085	9,076,308
Total return of S&P 500® Index	2.5133% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	15,062	40,737,300	(8,146)
					$2,216,469,141	$129,335,670

Direxion Daily S&P 500® Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 64.2%
Money Market Funds - 64.2%
35,650,000	Dreyfus Government Cash Management Institutional Shares, 2.30% (a)	$35,650,000
169,318,836	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	169,318,836
	TOTAL SHORT TERM INVESTMENTS (Cost $204,968,836) (b)	$204,968,836

	TOTAL INVESTMENTS (Cost $204,968,836) - 64.2%	$204,968,836
	Other Assets in Excess of Liabilities - 35.8%	114,244,741
	TOTAL NET ASSETS - 100.0%	$319,213,577

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $204,968,836.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.6633% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	UBS Securities LLC	12/6/2019	258,424	$679,665,729	$(18,444,770)
2.6133% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Citibank N.A.	12/16/2019	56,060	137,506,908	(14,035,782)
2.5030% representing 1 month LIBOR rate + spread	Total return of S&P 500® Index	Bank of America Merrill Lynch	1/28/2020	39,668	94,174,424	(13,028,426)
					$911,347,061	$(45,508,978)

Direxion Daily Small Cap Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 55.1%
3,128,233	iShares Russell 2000 ETF (a)	$466,294,411
	TOTAL INVESTMENT COMPANIES (Cost $485,512,789)	$466,294,411

SHORT TERM INVESTMENTS - 30.5%
Money Market Funds - 30.5%
133,487,999	Dreyfus Government Cash Management Institutional Shares, 2.30% (b)(c)	$133,487,999
125,060,795	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (b)	125,060,795
	TOTAL SHORT TERM INVESTMENTS (Cost $258,548,794)	$258,548,794

	TOTAL INVESTMENTS (Cost $744,061,583) - 85.6% (d)	$724,843,205
	Other Assets in Excess of Liabilities - 14.4%	121,905,376
	TOTAL NET ASSETS - 100.0%	$846,748,581

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	A portion of this security represents a security on loan.
(b)	Represents annualized seven-day yield at January 31, 2019.
(c)	All or a portion of this security represents an investment of securities lending collateral.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $625,712,848.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 2000® Index	2.6730% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/9/2019	353,006	$504,158,702	$24,305,696
Total return of Russell 2000® Index	2.8633% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/11/2019	346,240	480,860,705	37,388,471
Total return of Russell 2000® Index	2.8033% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	315,132	430,630,326	41,237,139
Total return of Russell 2000® Index	2.6933% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2019	196,807	287,654,280	7,188,006
Total return of Russell 2000® Index	2.4133% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	172,003	252,371,230	5,348,284
					$1,955,675,243	$115,467,596

Direxion Daily Small Cap Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.1%
Money Market Funds - 69.1%
56,324,060	Dreyfus Government Cash Management Institutional Shares, 2.30% (a)	$56,324,060
141,715,140	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	141,715,140
	TOTAL SHORT TERM INVESTMENTS (Cost $198,039,200) (b)	$198,039,200

	TOTAL INVESTMENTS (Cost $198,039,200) - 69.1%	$198,039,200
	Other Assets in Excess of Liabilities - 30.9%	88,745,468
	TOTAL NET ASSETS - 100.0%	$286,784,668

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $198,039,200.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.6633% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	UBS Securities LLC	12/6/2019	93,751	$135,833,822	$(4,476,692)
2.4630% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Bank of America Merrill Lynch	12/9/2019	141,219	204,497,681	(6,945,751)
2.4633% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Citibank N.A.	12/10/2019	175,591	251,810,611	(11,241,242)
2.5633% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	Credit Suisse International	12/16/2019	73,233	102,666,516	(7,048,900)
2.2133% representing 1 month LIBOR rate + spread	Total return of Russell 2000® Index	BNP Paribas	2/19/2020	90,000	130,922,730	(3,934,994)
					$825,731,360	$(33,647,579)

Direxion Daily EURO STOXX 50® Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 42.9%
37,541	SPDR® EURO STOXX 50® ETF	$1,323,320
	TOTAL INVESTMENT COMPANIES (Cost $1,362,825)	$1,323,320

SHORT TERM INVESTMENTS - 28.1%
Money Market Funds - 28.1%
867,537	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$867,537
	TOTAL SHORT TERM INVESTMENTS (Cost $867,537)	$867,537

	TOTAL INVESTMENTS (Cost $2,230,362) - 71.0% (b)	$2,190,857
	Other Assets in Excess of Liabilities - 29.0%	896,775
	TOTAL NET ASSETS - 100.0%	$3,087,632

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,190,857.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of SPDR® EURO STOXX 50® ETF	3.1138% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2019	225,237	$7,957,623	$(6,807)

Direxion Daily FTSE China Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 43.4%
3,659,682	iShares China Large-Cap ETF	$157,878,681
	TOTAL INVESTMENT COMPANIES (Cost $150,434,185)	$157,878,681

SHORT TERM INVESTMENTS - 20.6%
Money Market Funds - 20.6%
74,833,910	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$74,833,910
	TOTAL SHORT TERM INVESTMENTS (Cost $74,833,910)	$74,833,910

	TOTAL INVESTMENTS (Cost $225,268,095) - 64.0% (b)	$232,712,591
	Other Assets in Excess of Liabilities - 36.0%	131,046,695
	TOTAL NET ASSETS - 100.0%	$363,759,286

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $211,142,591.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares China Large-Cap ETF	2.8700% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2019	13,603,403	$574,070,554	$12,599,606
Total return of iShares China Large-Cap ETF	2.8733% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	8,032,932	315,774,557	29,682,200
					$889,845,111	$42,281,806

Direxion Daily FTSE China Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 68.0%
Money Market Funds - 68.0%
52,200,952	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$52,200,952
	TOTAL SHORT TERM INVESTMENTS (Cost $52,200,952) (b)	$52,200,952

	TOTAL INVESTMENTS (Cost $52,200,952) - 68.0%	$52,200,952
	Other Assets in Excess of Liabilities - 32.0%	24,620,666
	TOTAL NET ASSETS - 100.0%	$76,821,618

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $52,200,952.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.5133% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	UBS Securities LLC	12/12/2019	1,798,193	$73,645,799	$(3,896,281)
2.5633% representing 1 month LIBOR rate + spread	Total return of iShares China Large-Cap ETF	Credit Suisse International	12/13/2019	3,544,090	141,803,636	(10,660,745)
					$215,449,435	$(14,557,026)

Direxion Daily FTSE Europe Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019
Shares		Fair Value
INVESTMENT COMPANIES - 41.5%
345,768	Vanguard FTSE Europe ETF	$17,934,986
	TOTAL INVESTMENT COMPANIES (Cost $18,880,117)	$17,934,986

SHORT TERM INVESTMENTS - 33.2%
Money Market Funds - 33.2%
14,374,247	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$14,374,247
	TOTAL SHORT TERM INVESTMENTS (Cost $14,374,247)	$14,374,247

	TOTAL INVESTMENTS (Cost $33,254,364) - 74.7% (b)	$32,309,233
	Other Assets in Excess of Liabilities - 25.3%	10,942,733
	TOTAL NET ASSETS - 100.0%	$43,251,966

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $32,309,233.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Vanguard FTSE Europe ETF	2.7633% representing 1 month LIBOR rate + spread	BNP Paribas	11/20/2019	162,317	$8,336,100	$75,990
Total return of Vanguard FTSE Europe ETF	2.7633% representing 1 month LIBOR rate + spread	BNP Paribas	11/20/2019	137,271	7,229,039	(116,333)
Total return of Vanguard FTSE Europe ETF	3.2133% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	1,720,885	87,395,553	1,714,136
Total return of Vanguard FTSE Europe ETF	2.7633% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	135,321	7,028,625	(10,064)
					$109,989,317	$1,663,729

Direxion Daily Latin America Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 42.9%
179,840	iShares Latin America 40 ETF	$6,366,336
	TOTAL INVESTMENT COMPANIES (Cost $6,145,278)	$6,366,336

SHORT TERM INVESTMENTS - 36.4%
Money Market Funds - 36.4%
5,398,419	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$5,398,419
	TOTAL SHORT TERM INVESTMENTS (Cost $5,398,419)	$5,398,419

	TOTAL INVESTMENTS (Cost $11,543,697) - 79.3% (b)	$11,764,755
	Other Assets in Excess of Liabilities - 20.7%	3,073,490
	TOTAL NET ASSETS - 100.0%	$14,838,245

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,575,321.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares Latin America 40 ETF	3.0133% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	497,796	$15,115,477	$2,456,039
Total return of iShares Latin America 40 ETF	3.1633% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2019	300,191	8,969,707	1,623,230
Total return of iShares Latin America 40 ETF	2.7633% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	82,844	2,810,389	207,773
Total return of iShares Latin America 40 ETF	2.7633% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	153,858	5,299,015	144,537
Total return of iShares Latin America 40 ETF	2.7633% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	42,975	1,521,619	(304)
					$33,716,207	$4,431,275

Direxion Daily MSCI Brazil Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 38.2%
3,339,664	iShares MSCI Brazil Capped ETF (a)	$151,520,555
	TOTAL INVESTMENT COMPANIES (Cost $138,112,309)	$151,520,555

SHORT TERM INVESTMENTS - 50.7%
Money Market Funds - 50.7%
47,519,583	Dreyfus Government Cash Management Institutional Shares, 2.30% (b)(c)	$47,519,583
153,669,626	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (b)	153,669,626
	TOTAL SHORT TERM INVESTMENTS (Cost $201,189,209)	$201,189,209

	TOTAL INVESTMENTS (Cost $339,301,518) - 88.9% (d)	$352,709,764
	Other Assets in Excess of Liabilities - 11.1%	44,256,494
	TOTAL NET ASSETS - 100.0%	$396,966,258

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	A portion of this security represents a security on loan.
(b)	Represents annualized seven-day yield at January 31, 2019.
(c)	All or a portion of this security represents an investment of securities lending collateral.
(d)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $239,002,294.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Brazil Capped ETF	3.0133% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2019	2,006,698	$84,254,069	$6,882,792
Total return of iShares MSCI Brazil Capped ETF	2.9633% representing 1 month LIBOR rate + spread	Credit Suisse International	12/12/2019	12,664,212	481,214,293	95,891,821
Total return of iShares MSCI Brazil Capped ETF	2.9133% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/5/2019	2,347,178	102,687,309	3,722,767
Total return of iShares MSCI Brazil Capped ETF	2.8133% representing 1 month LIBOR rate + spread	BNP Paribas	12/18/2019	4,086,498	159,822,213	27,282,842
Total return of iShares MSCI Brazil Capped ETF	2.8133% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	1,804,355	71,615,667	10,083,353
					$899,593,551	$143,863,575

Direxion Daily MSCI Developed Markets Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 30.6%
80,762	iShares MSCI EAFE ETF	$5,062,163
	TOTAL INVESTMENT COMPANIES (Cost $5,544,541)	$5,062,163

SHORT TERM INVESTMENTS - 36.6%
Money Market Funds - 36.6%
6,054,086	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$6,054,086
	TOTAL SHORT TERM INVESTMENTS (Cost $6,054,086)	$6,054,086

	TOTAL INVESTMENTS (Cost $11,598,627) - 67.2% (b)	$11,116,249
	Other Assets in Excess of Liabilities - 32.8%	5,416,581
	TOTAL NET ASSETS - 100.0%	$16,532,830

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $11,116,249.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI EAFE ETF	3.0633% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2019	162,709	$9,797,992	$376,079
Total return of iShares MSCI EAFE ETF	2.9433% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2019	547,826	33,498,002	798,230
					$43,295,994	$1,174,309

Direxion Daily MSCI Developed Markets Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 81.1%
Money Market Funds - 81.1%
2,836,851	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$2,836,851
	TOTAL SHORT TERM INVESTMENTS (Cost $2,836,851) (b)	$2,836,851

	TOTAL INVESTMENTS (Cost $2,836,851) - 81.1%	$2,836,851
	Other Assets in Excess of Liabilities - 18.9%	660,020
	TOTAL NET ASSETS - 100.0%	$3,496,871

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,836,851.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.6533% representing 1 month LIBOR rate + spread	Total return of iShares MSCI EAFE ETF	Credit Suisse International	12/13/2019	167,368	$9,830,008	$(640,134)

Direxion Daily MSCI Emerging Markets Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 39.8%
2,474,998	iShares MSCI Emerging Markets ETF	$106,672,414
	TOTAL INVESTMENT COMPANIES (Cost $102,897,492)	$106,672,414

SHORT TERM INVESTMENTS - 31.5%
Money Market Funds - 31.5%
84,600,407	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$84,600,407
	TOTAL SHORT TERM INVESTMENTS (Cost $84,600,407)	$84,600,407

	TOTAL INVESTMENTS (Cost $187,497,899) - 71.3% (b)	$191,272,821
	Other Assets in Excess of Liabilities - 28.7%	76,942,956
	TOTAL NET ASSETS - 100.0%	$268,215,777

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $187,656,601.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of iShares MSCI Emerging Markets ETF	2.3733% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	850,102	$38,072,227	$(1,347,391)
Total return of iShares MSCI Emerging Markets ETF	2.3733% representing 1 month LIBOR rate + spread	BNP Paribas	10/16/2019	1,115,332	47,715,700	642,135
Total return of iShares MSCI Emerging Markets ETF	2.3733% representing 1 month LIBOR rate + spread	BNP Paribas	11/20/2019	349,360	13,952,735	1,240,046
Total return of iShares MSCI Emerging Markets ETF	2.7533% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2019	5,607,516	226,919,456	15,495,005
Total return of iShares MSCI Emerging Markets ETF	2.9133% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	2,852,140	118,755,575	4,043,817
Total return of iShares MSCI Emerging Markets ETF	2.7433% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2019	2,770,295	106,628,655	12,422,462
Total return of iShares MSCI Emerging Markets ETF	2.3733% representing 1 month LIBOR rate + spread	BNP Paribas	12/18/2019	669,818	28,077,687	1,076,505
Total return of iShares MSCI Emerging Markets ETF	2.3733% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	1,979,887	78,160,279	7,033,423
					$658,282,314	$40,606,002

Direxion Daily MSCI Emerging Markets Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 76.1%
Money Market Funds - 76.1%
51,598,820	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$51,598,820
	TOTAL SHORT TERM INVESTMENTS (Cost $51,598,820) (b)	$51,598,820

	TOTAL INVESTMENTS (Cost $51,598,820) - 76.1%	$51,598,820
	Other Assets in Excess of Liabilities - 23.9%	16,202,010
	TOTAL NET ASSETS - 100.0%	$67,800,830

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $51,598,820.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.1633% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	10/16/2019	586,887	$22,970,757	$(2,964,132)
2.1633% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	11/20/2019	418,990	16,437,879	(1,790,102)
2.4133% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	UBS Securities LLC	12/12/2019	1,285,758	52,741,754	(2,660,895)
2.5133% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	Citibank N.A.	12/24/2019	2,303,413	94,278,694	(4,860,004)
2.1633% representing 1 month LIBOR rate + spread	Total return of iShares MSCI Emerging Markets ETF	BNP Paribas	1/15/2020	124,270	4,857,268	(489,983)
					$191,286,352	$(12,765,116)

Direxion Daily MSCI India Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 46.8%
1,217,882	iShares MSCI India ETF	$39,946,530
	TOTAL INVESTMENT COMPANIES (Cost $40,902,906)	$39,946,530

SHORT TERM INVESTMENTS - 34.6%
Money Market Funds - 34.6%
29,597,449	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$29,597,449
	TOTAL SHORT TERM INVESTMENTS (Cost $29,597,449)	$29,597,449

	TOTAL INVESTMENTS (Cost $70,500,355) - 81.4% (b)	$69,543,979
	Other Assets in Excess of Liabilities - 18.6%	15,897,337
	TOTAL NET ASSETS - 100.0%	$85,441,316

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $55,441,528.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of iShares MSCI India ETF	3.0633% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/12/2019	3,715,577	$123,407,299	$(1,913,238)
Total return of iShares MSCI India ETF	3.1633% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	2,881,399	94,605,839	(291,062)
					$218,013,138	$(2,204,300)

Direxion Daily MSCI Japan Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 41.7%
98,983	iShares MSCI Japan ETF	$5,372,797
	TOTAL INVESTMENT COMPANIES (Cost $5,769,139)	$5,372,797

SHORT TERM INVESTMENTS - 34.2%
Money Market Funds - 34.2%
4,410,001	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$4,410,001
	TOTAL SHORT TERM INVESTMENTS (Cost $4,410,001)	$4,410,001

	TOTAL INVESTMENTS (Cost $10,179,140) - 75.9% (b)	$9,782,798
	Other Assets in Excess of Liabilities - 24.1%	3,101,664
	TOTAL NET ASSETS - 100.0%	$12,884,462

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,931,416.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Japan ETF	3.0030% representing 1 month LIBOR rate + spread	Credit Suisse International	12/26/2019	613,129	$32,854,700	$386,825

Direxion Daily MSCI Mexico Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 8.3%
26,122	iShares MSCI Mexico ETF (a)	$1,175,490
	TOTAL INVESTMENT COMPANIES (Cost $1,127,945)	$1,175,490

SHORT TERM INVESTMENTS - 69.8%
Money Market Funds - 69.8%
9,342,234	Dreyfus Government Cash Management Institutional Shares, 2.30% (b)(c)	$9,342,234
561,534	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (b)	561,534
	TOTAL SHORT TERM INVESTMENTS (Cost $9,903,768) (d)	$9,903,768

	TOTAL INVESTMENTS (Cost $11,031,713) - 78.1%	$11,079,258
	Other Assets in Excess of Liabilities - 21.9%	3,099,784
	TOTAL NET ASSETS - 100.0%	$14,179,042

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) A portion of this security represents a security on loan.

(b) Represents annualized seven-day yield at January 31, 2019.

(c) All or a portion of this security represents an investment of securities lending collateral.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,972,286.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI Mexico Capped ETF	3.0030% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	2/25/2019	826,129	$33,618,856	$3,538,003
Total return of iShares MSCI Mexico Capped ETF	2.4133% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2019	93,026	4,168,353	14,967
					$37,787,209	$3,552,970

Direxion Daily MSCI South Korea Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 31.0%
84,657	iShares MSCI South Korea Capped ETF	$5,479,001
	TOTAL INVESTMENT COMPANIES (Cost $5,517,012)	$5,479,001

SHORT TERM INVESTMENTS - 16.1%
Money Market Funds - 16.1%
2,852,799	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$2,852,799
	TOTAL SHORT TERM INVESTMENTS (Cost $2,852,799)	$2,852,799

	TOTAL INVESTMENTS (Cost $8,369,811) - 47.1% (b)	$8,331,800
	Other Assets in Excess of Liabilities - 52.9%	9,346,635
	TOTAL NET ASSETS - 100.0%	$17,678,435

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $8,331,800.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares MSCI South Korea Capped ETF	3.0133% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	713,061	$41,277,475	$4,691,111
Total return of iShares MSCI South Korea Capped ETF	2.7633% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	21,795	1,380,580	94,969
					$42,658,055	$4,786,080

Direxion Daily Russia Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 25.9%
1,831,287	VanEck VectorsTM Russia ETF	$38,878,223
	TOTAL INVESTMENT COMPANIES (Cost $40,157,190)	$38,878,223

SHORT TERM INVESTMENTS - 48.3%
Money Market Funds - 48.3%
72,431,852	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$72,431,852
	TOTAL SHORT TERM INVESTMENTS (Cost $72,431,852)	$72,431,852

	TOTAL INVESTMENTS (Cost $112,589,042) - 74.2% (b)	$111,310,075
	Other Assets in Excess of Liabilities - 25.8%	38,677,014
	TOTAL NET ASSETS - 100.0%	$149,987,089

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $109,284,606.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck VectorsTM Russia ETF	3.1333% representing 1 month LIBOR rate + spread	Citibank N.A.	12/10/2019	11,170,617	$227,842,866	$18,101,754
Total return of VanEck VectorsTM Russia ETF	3.3733% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	4,692,464	94,275,220	5,187,681
Total return of VanEck VectorsTM Russia ETF	3.2633% representing 1 month LIBOR rate + spread	BNP Paribas	12/18/2019	3,500,000	69,615,000	7,804,991
					$391,733,086	$31,094,426

Direxion Daily Russia Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 102.6%
Money Market Funds - 102.6%
19,959,535	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$19,959,535
	TOTAL SHORT TERM INVESTMENTS (Cost $19,959,535) (b)	$19,959,535

	TOTAL INVESTMENTS (Cost $19,959,535) - 102.6%	$19,959,535
	Liabilities in Excess of Other Assets - (2.6)%	(501,771)
	TOTAL NET ASSETS - 100.0%	$19,457,764

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $19,959,535.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
3.0633% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	BNP Paribas	4/17/2019	400,000	$7,988,000	$(723,570)
2.4833% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Citibank N.A.	12/10/2019	719,927	14,865,412	(1,062,034)
2.9633% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	Credit Suisse International	12/17/2019	1,489,936	29,093,360	(2,496,573)
3.0633% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Russia ETF	BNP Paribas	1/15/2020	139,705	2,652,467	(304,058)
					$54,599,239	$(4,586,235)

Direxion Daily Aerospace & Defense Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 63.5%
Computer and Electronic Product Manufacturing - 14.9%
15,437	Aerojet Rocketdyne Holdings, Inc. (a)	$609,298
7,984	Cubic Corp.	513,132
9,084	Harris Corp.	1,391,487
6,580	L3 Technologies, Inc.	1,295,470
10,795	Mercury Systems, Inc. (a)	632,911
7,823	Northrop Grumman Corp.	2,155,628
12,536	Raytheon Co.	2,065,431
		8,663,357
Electrical Equipment, Appliance, and Component Manufacturing - 1.6%
12,391	Axon Enterprise, Inc. (a)	632,065
2,298	National Presto Industries, Inc. (b)	274,887
		906,952
Fabricated Metal Product Manufacturing - 2.4%
23,572	American Outdoor Brands Corp. (a)	284,514
16,470	BWX Technologies, Inc.	764,537
6,504	Sturm, Ruger & Co, Inc.	354,338
		1,403,389
Machinery Manufacturing - 1.1%
5,078	Esterline Technologies Corp. (a)	617,993
Merchant Wholesalers, Durable Goods - 3.2%
12,826	Hexcel Corp.	868,449
4,805	Huntington Ingalls Industries, Inc.	991,992
		1,860,441
Miscellaneous Manufacturing - 2.0%
22,458	Textron, Inc.	1,195,439
Primary Metal Manufacturing - 1.6%
48,085	Arconic, Inc.	904,960
Professional, Scientific, and Technical Services - 1.7%
4,395	Teledyne Technologies, Inc. (a)	985,447
Transportation Equipment Manufacturing - 35.0%
9,902	AAR Corp.	373,107
6,004	AeroVironment, Inc. (a)	466,271
10,181	Astronics Corp. (a)	312,251
11,776	Boeing Co.	4,541,061
6,892	Curtiss-Wright Corp.	782,380
12,433	General Dynamics Corp.	2,128,157
10,930	HEICO Corp. (b)	765,428
7,609	HEICO Corp. Class A	642,960
27,387	Kratos Defense & Security Solutions, Inc. (a)	424,225
8,819	Lockheed Martin Corp.	2,554,776
7,070	Moog, Inc. Class A	632,553
4,631	RBC Bearings, Inc. (a)	645,654
12,537	Spirit AeroSystems Holdings, Inc.	1,045,586
3,763	TransDigm Group, Inc. (a)	1,471,333
21,495	Triumph Group, Inc.	383,686
24,680	United Technologies Corp.	2,913,967
30,654	Wesco Aircraft Holdings, Inc. (a)	267,916
		20,351,311
	TOTAL COMMON STOCKS
	(Cost $38,082,730)	$36,889,289

SHORT TERM INVESTMENTS - 20.6%
Money Market Funds - 20.6%
179,913	Dreyfus Government Cash Management Institutional Shares, 2.30% (c)(d)	$179,913
11,820,980	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (c)	11,820,980
	TOTAL SHORT TERM INVESTMENTS (Cost $12,000,893)	$12,000,893

	TOTAL INVESTMENTS (Cost $50,083,623) - 84.1% (e)	$48,890,182
	Other Assets in Excess of Liabilities - 15.9%	9,239,341
	TOTAL NET ASSETS - 100.0%	$58,129,523

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Non-income producing security.
(b) A portion of this security represents a security on loan.
(c) Represents annualized seven-day yield at January 31, 2019.
(d) All or a portion of this security represents an investment of securities lending collateral.
(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $42,267,002.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones U.S. Select Aerospace & Defense Index	3.1133% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	3,206	$71,591,761	$6,150,993
Total return of Dow Jones U.S. Select Aerospace & Defense Index	2.9591% representing 1 month LIBOR rate + spread	Citibank N.A.	12/18/2019	2,448	58,792,007	721,819
					$130,383,768	$6,872,812

Direxion Daily Communication Services Index Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 73.1%
Administrative and Support Services - 0.6%
296	TripAdvisor, Inc. (a)	$16,984
Amusement, Gambling, and Recreation Industries - 3.1%
784	The Walt Disney Co.	87,432
Broadcasting (except Internet) - 10.3%
974	CBS Corp. Class B	48,174
284	Charter Communications, Inc. (a)	94,018
2,421	Comcast Corp. Class A	88,536
454	Discovery Communications, Inc. Class A (a)	12,885
1,041	Discovery Communications, Inc. Class C (a)	27,743
663	Dish Network Corp. (a)	20,334
		291,690
Motion Picture and Sound Recording Industries - 5.1%
329	Netflix, Inc. (a)	111,695
329	Take-Two Interactive Software, Inc. (a)	34,726
		146,421
Other Information Services - 32.9%
212	Alphabet, Inc. Class A (a)	238,689
218	Alphabet, Inc. Class C (a)	243,369
2,289	Facebook, Inc. (a)	381,553
2,092	Twitter, Inc. (a)	70,207
		933,818
Performing Arts, Spectator Sports, and Related Industries - 7.0%
1,842	Activision Blizzard, Inc.	87,016
873	Electronic Arts, Inc. (a)	80,526
1,022	Viacom, Inc. Class B	30,067
		197,609
Professional, Scientific, and Technical Services - 2.7%
1,111	Interpublic Group of Companies, Inc.	25,275
648	Omnicom Group, Inc.	50,466
		75,741
Publishing Industries (except Internet) - 3.8%
1,114	News Corp. Class A	14,293
358	News Corp. Class B	4,629
1,230	Twenty-First Century Fox, Inc. Class A	60,651
566	Twenty-First Century Fox, Inc. Class B	27,768
		107,341
Telecommunications - 7.6%
2,911	AT&T, Inc.	87,505
2,750	CenturyLink, Inc.	42,130
1,541	Verizon Communications, Inc.	84,847
		214,482
	TOTAL COMMON STOCKS
	(Cost $1,989,336)	$2,071,518

SHORT TERM INVESTMENTS - 21.2%
Money Market Funds - 21.2%
600,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (b)	$600,000
	TOTAL SHORT TERM INVESTMENTS (Cost $600,000)	$600,000

	TOTAL INVESTMENTS (Cost $2,589,336) - 94.3% (c)	$2,671,518
	Other Assets in Excess of Liabilities - 5.7%	161,676
	TOTAL NET ASSETS - 100.0%	$2,833,194

Percentages are stated as a percent of net assets.
The geographic location of all investments is United States unless otherwise indicated.
(a) Non-income producing security.
(b) Represents annualized seven-day yield at January 31, 2019.
(c) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,436,227.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Communication Services Select Sector Index	2.9133% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2019	25,053	$5,781,679	$253,891
Total return of Communication Services Select Sector Index	2.9138% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2019	1,596	385,045	(58)
					$6,166,724	$253,833

Direxion Daily Communication Services Index Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 69.9%
Money Market Funds - 69.9%
1,500,000	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$1,500,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,500,000) (b)	$1,500,000

	TOTAL INVESTMENTS (Cost $1,500,000) - 69.9%	$1,500,000
	Other Assets in Excess of Liabilities - 30.1%	645,020
	TOTAL NET ASSETS - 100.0%	$2,145,020

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,500,000.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.6733% representing 1 month LIBOR rate + spread	Total return of Communication Services Select Sector Index	Credit Suisse International	12/20/2019	26,679	$6,143,147	$(284,310)

Direxion Daily Consumer Discretionary Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 66.9%
Accommodation - 2.2%
235	Hilton Worldwide Holdings, Inc.	$17,503
225	Marriott International, Inc. Class A	25,769
399	MGM Resorts International	11,747
		55,019
Administrative and Support Services - 2.7%
36	Booking Holdings, Inc. (a)	65,981
Amusement, Gambling, and Recreation Industries - 0.4%
77	Wynn Resorts Ltd.	9,472
Apparel Manufacturing - 1.8%
120	Capri Holdings Ltd. (a)	5,098
287	Hanesbrands, Inc.	4,302
61	PVH Corp.	6,656
149	Under Armour, Inc. Class A (a)	3,090
153	Under Armour, Inc. Class C (a)	2,898
259	V F Corp.	21,800
		43,844
Building Material and Garden Equipment and Supplies Dealers - 9.1%
639	Lowe’s Companies, Inc.	61,446
898	The Home Depot, Inc.	164,810
		226,256
Clothing and Clothing Accessories Stores - 4.1%
92	Foot Locker, Inc.	5,142
170	Gap, Inc.	4,325
182	L Brands, Inc.	5,067
91	Nordstrom, Inc.	4,223
297	Ross Stores, Inc.	27,360
86	Tiffany & Co.	7,631
983	TJX Companies, Inc.	48,884
		102,632
Computer and Electronic Product Manufacturing - 0.3%
96	Garmin Ltd.	6,641
Construction of Buildings - 1.1%
272	D.R. Horton, Inc.	10,458
233	Lennar Corp. Class A	11,049
205	PulteGroup, Inc.	5,701
		27,208
Credit Intermediation and Related Activities - 0.2%
163	H & R Block, Inc.	3,845
Electrical Equipment, Appliance, and Component Manufacturing - 0.3%
50	Whirlpool Corp.	6,650
Electronics and Appliance Stores - 0.4%
186	Best Buy Co., Inc.	11,019
Food Services and Drinking Places - 8.9%
20	Chipotle Mexican Grill, Inc. (a)	10,593
98	Darden Restaurants, Inc.	10,283
613	McDonald’s Corp.	109,592
986	Starbucks Corp.	67,186
248	Yum! Brands, Inc.	23,307
		220,961
General Merchandise Stores - 3.9%
209	Dollar General Corp.	24,125
190	Dollar Tree, Inc. (a)	18,398
132	Kohl’s Corp.	9,067
245	Macy’s, Inc.	6,443
415	Target Corp.	30,295
97	Tractor Supply Co.	8,284
		96,612
Health and Personal Care Stores - 0.5%
45	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	13,136
Leather and Allied Product Manufacturing - 3.7%
1,012	NIKE, Inc. Class B	82,863
231	Tapestry, Inc.	8,942
		91,805
Merchant Wholesalers, Durable Goods - 0.7%
104	Leggett & Platt, Inc.	4,260
252	LKQ Corp. (a)	6,607
50	Mohawk Industries, Inc. (a)	6,440
		17,307
Merchant Wholesalers, Nondurable Goods - 0.2%
43	Ralph Lauren Corp.	4,994
Miscellaneous Manufacturing - 0.5%

92	Hasbro, Inc.	8,331
275	Mattel, Inc. (a)	3,256
		11,587
Motor Vehicle and Parts Dealers - 2.3%
58	Advance Auto Parts, Inc.	9,234
21	AutoZone, Inc. (a)	17,794
139	CarMax, Inc. (a)	8,170
63	O’Reilly Automotive, Inc. (a)	21,714
		56,912
Nonstore Retailers - 16.6%
225	Amazon.com, Inc. (a)	386,714
720	eBay, Inc. (a)	24,228
		410,942
Plastics and Rubber Products Manufacturing - 0.4%
185	Goodyear Tire & Rubber Co.	3,920
342	Newell Rubbermaid, Inc.	7,254
		11,174
Support Activities for Transportation - 0.4%
93	Expedia, Inc.	11,090
Transportation Equipment Manufacturing - 3.9%
209	Aptiv PLC	16,538
165	BorgWarner, Inc.	6,748
3,106	Ford Motor Co.	27,333
1,043	General Motors Co.	40,698
129	Harley-Davidson, Inc.	4,755
		96,072
Water Transportation - 1.8%
318	Carnival Corp.	18,310
175	Norwegian Cruise Line Holdings Ltd. (a)	9,000
136	Royal Caribbean Cruises Ltd.	16,327
		43,637
Wholesale Electronic Markets and Agents and Brokers - 0.5%
117	Genuine Parts Co.	11,679
	TOTAL COMMON STOCKS
	(Cost $1,630,815)	$1,656,476

SHORT TERM INVESTMENTS - 17.8%
Money Market Funds - 17.8%
440,350	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (b)	$440,350
	TOTAL SHORT TERM INVESTMENTS (Cost $440,350)	$440,350

	TOTAL INVESTMENTS (Cost $2,071,165) - 84.7% (c)	$2,096,826
	Other Assets in Excess of Liabilities - 15.3%	379,574
	TOTAL NET ASSETS - 100.0%	$2,476,400

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at January 31, 2019.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,772,890.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Consumer Discretionary Select Sector Index	2.7500% representing 1 month LIBOR rate + spread	Citibank N.A.	12/23/2019	5,260	$5,773,323	$(1,121)

Direxion Daily Consumer Discretionary Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 85.0%
Money Market Funds - 85.0%
1,908,325	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$1,908,325
	TOTAL SHORT TERM INVESTMENTS (Cost $1,908,325) (b)	$1,908,325

	TOTAL INVESTMENTS (Cost $1,908,325) - 85.0%	$1,908,325
	Other Assets in Excess of Liabilities - 15.0%	337,927
	TOTAL NET ASSETS - 100.0%	$2,246,252

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,908,325.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.5133% representing 1 month LIBOR rate + spread	Total return of Consumer Discretionary Select Sector Index	Citibank N.A.	12/12/2019	6,140	$6,300,174	$(434,149)

Direxion Daily Consumer Staples Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 64.5%
Beverage and Tobacco Product Manufacturing - 22.3%
1,212	Altria Group, Inc.	$59,812
164	Brown Forman Corp. Class B	7,749
3,280	Coca-Cola Co.	157,867
164	Constellation Brands, Inc. Class A	28,480
185	Molson Coors Brewing Co. Class B	12,323
393	Monster Beverage Corp. (a)	22,495
1,208	PepsiCo, Inc.	136,106
774	Philip Morris International, Inc.	59,381
		484,213
Chemical Manufacturing - 6.0%
243	Church & Dwight Co., Inc.	15,700
126	Clorox Co.	18,696
856	Colgate-Palmolive Co.	55,366
445	COTY, Inc.	3,453
341	Kimberly-Clark Corp.	37,981
		131,196
Food and Beverage Stores - 1.0%
787	Kroger Co.	22,296
Food Manufacturing - 11.9%
553	Archer-Daniels Midland Co.	24,830
190	Campbell Soup Co.	6,732
479	ConAgra Foods, Inc.	10,365
588	General Mills, Inc.	26,131
269	Hormel Foods Corp.	11,384
250	Kellogg Co.	14,752
144	Lamb Weston Holdings, Inc.	10,411
120	McCormick & Co, Inc.	14,837
1,433	Mondelez International, Inc.	66,291
138	The Hershey Co.	14,642
112	The J.M. Smucker Co.	11,746
614	The Kraft Heinz Co.	29,509
291	Tyson Foods, Inc. Class A	18,019
		259,649
General Merchandise Stores - 8.4%
309	Costco Wholesale Corp.	66,320
1,219	Wal-Mart Stores, Inc.	116,817
		183,137
Health and Personal Care Stores - 2.6%
792	Walgreens Boots Alliance Inc.	57,230
Merchant Wholesalers, Nondurable Goods - 10.9%
2,132	Procter & Gamble Co.	205,674
471	Sysco Corp.	30,073
		235,747
Miscellaneous Manufacturing - 1.4%
217	Estee Lauder Companies, Inc. Class A	29,603
	TOTAL COMMON STOCKS (Cost $1,458,067)	$1,403,071

SHORT TERM INVESTMENTS - 12.7%
Money Market Funds - 12.7%
277,029	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (b)	$277,029
	TOTAL SHORT TERM INVESTMENTS (Cost $277,029)	$277,029

	TOTAL INVESTMENTS (Cost $1,735,096) - 77.2% (c)	$1,680,100
	Other Assets in Excess of Liabilities - 22.8%	495,772
	TOTAL NET ASSETS - 100.0%	$2,175,872

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at January 31, 2019.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,669,689.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
Total return of Consumer Staples Select Sector Index	2.7733% representing 1 month LIBOR rate + spread	Citibank N.A.	12/23/2019	9,551	$5,124,589	$(408)

Direxion Daily Consumer Staples Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 65.7%
Money Market Funds - 65.7%
895,815	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$895,815
	TOTAL SHORT TERM INVESTMENTS (Cost $895,815) (b)	$895,815

	TOTAL INVESTMENTS (Cost $895,815) - 65.7%	$895,815
	Other Assets in Excess of Liabilities - 34.3%	467,734
	TOTAL NET ASSETS - 100.0%	$1,363,549

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $895,815.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.5530% representing 1 month LIBOR rate + spread	Total return of Consumer Staples Select Sector Index	Citibank N.A.	12/24/2019	7,624	$3,963,961	$(128,863)

Direxion Daily Energy Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 66.0%
4,145,981	Energy Select Sector SPDR® Fund	$264,430,668
	TOTAL INVESTMENT COMPANIES (Cost $270,710,986)	$264,430,668

SHORT TERM INVESTMENTS - 18.4%
Money Market Funds - 18.4%
2,258,424	Dreyfus Government Cash Management Institutional Shares, 2.30% (a)	$2,258,424
71,683,191	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	71,683,191
	TOTAL SHORT TERM INVESTMENTS (Cost $73,941,615)	$73,941,615

	TOTAL INVESTMENTS (Cost $344,652,601) - 84.4% (b)	$338,372,283
	Other Assets in Excess of Liabilities - 15.6%	62,512,217
	TOTAL NET ASSETS - 100.0%	$400,884,500

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $233,456,160.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Energy Select Sector Index	2.9033% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/5/2019	696,781	$417,964,136	$30,279,717
Total return of Energy Select Sector Index	2.9530% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/6/2019	10,000	6,786,300	(358,977)
Total return of Energy Select Sector Index	3.0633% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	349,238	221,794,281	3,143,216
Total return of Energy Select Sector Index	2.9633% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2019	400,000	234,704,450	22,459,802
					$881,249,167	$55,523,758

Direxion Daily Energy Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 74.5%
Money Market Funds - 74.5%
15,703,099	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$15,703,099
	TOTAL SHORT TERM INVESTMENTS (Cost $15,703,099) (b)	$15,703,099

	TOTAL INVESTMENTS (Cost $15,703,099) - 74.5%	$15,703,099
	Other Assets in Excess of Liabilities - 25.5%	5,376,608
	TOTAL NET ASSETS - 100.0%	$21,079,707

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $15,703,099.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.7133% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	Credit Suisse International	12/10/2019	57,790	$36,206,097	$(1,013,472)
2.6133% representing 1 month LIBOR rate + spread	Total return of Energy Select Sector Index	UBS Securities LLC	12/12/2019	40,351	23,941,789	(2,033,555)
					$60,147,886	$(3,047,027)

Direxion Daily Financial Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 70.5%
Accommodation - 0.3%
148,895	Host Hotels & Resorts, Inc.	$2,689,044
40,836	Park Hotels & Resorts, Inc.	1,227,938
19,433	Wyndham Worldwide Corp.	818,907
		4,735,889
Administrative and Support Services - 5.9%
23,537	Broadridge Financial Solutions, Inc.	2,373,236
97,686	Colony Capital, Inc.	592,954
24,298	Equifax, Inc.	2,600,372
57,725	Iron Mountain, Inc.	2,147,370
33,894	Moody’s Corp.	5,372,538
53,118	Navient Corp.	605,545
241,801	PayPal Holdings, Inc. (a)	21,462,257
36,595	Total System Services, Inc.	3,279,278
37,397	TransUnion	2,274,486
358,538	Visa, Inc. Class A	48,406,215
		89,114,251
Amusement, Gambling, and Recreation Industries - 0.2%
32,296	Global Payments, Inc.	3,626,195
Credit Intermediation and Related Activities - 27.0%
85,974	Ally Financial, Inc.	2,240,482
144,255	American Express Co.	14,814,989
28,322	Ameriprise Financial, Inc.	3,585,565
33,359	Associated Banc-Corp	722,222
1,862,117	Bank of America Corp.	53,014,471
8,367	Bank of Hawaii Corp.	647,020
186,112	Bank of New York Mellon Corp.	9,737,380
24,656	Bank OZK (b)	748,063
20,529	BankUnited, Inc.	694,086
156,611	BB&T Corp.	7,642,617
6,594	BOK Financial Corp.	548,027
96,971	Capital One Financial Corp.	7,814,893
21,459	CIT Group, Inc.	991,191
497,294	Citigroup, Inc.	32,055,571
95,169	Citizens Financial Group, Inc.	3,228,132
32,773	Comerica, Inc.	2,580,546
20,248	Commerce Bancshares, Inc.	1,210,830
2,291	Credit Acceptance Corp. (a)	911,864
68,196	Discover Financial Services	4,602,548
29,334	East West Bancorp, Inc.	1,476,087
9,996	Euronet Worldwide, Inc. (a)	1,149,640
65,606	F.N.B. Corp.	764,310
66,347	Fidelity National Information Services, Inc.	6,935,252
133,296	Fifth Third Bancorp	3,574,999
1,610	First Citizens BancShares, Inc. Class A	656,123
21,721	First Hawaiian, Inc.	558,881
65,816	First Horizon National Corp.	966,179
33,230	First Republic Bank	3,211,015
17,842	FleetCor Technologies, Inc. (a)	3,600,694
214,588	Huntington Bancshares, Inc.	2,841,145
673,607	JPMorgan Chase & Co.	69,718,325
209,357	KeyCorp	3,448,110
28,480	M&T Bank Corp.	4,686,099
187,005	MasterCard, Inc. Class A	39,482,366
96,798	New York Community Bancorp, Inc.	1,124,793
41,497	Northern Trust Corp.	3,670,825
15,523	OneMain Holdings, Inc. (a)	463,982
24,948	PacWest Bancorp	962,743
75,256	People’s United Financial, Inc.	1,232,693
15,228	Pinnacle Financial Partners, Inc.	818,810
94,430	PNC Financial Services Group, Inc.	11,583,728
20,085	Popular, Inc.	1,096,842
13,519	Prosperity Bancshares, Inc.	961,742
210,158	Regions Financial Corp.	3,188,097
23,488	Santander Consumer USA Holdings, Inc.	447,681
10,997	Signature Bank	1,400,028
88,417	SLM Corp. (a)	946,946
76,374	State Street Corp.	5,414,917
45,284	Sterling Bancorp	871,264
91,306	SunTrust Banks, Inc.	5,425,403
10,747	SVB Financial Group (a)	2,508,135
150,866	Synchrony Financial	4,532,015
32,583	Synovus Financial Corp.	1,154,090
33,486	TCF Financial Corp.	742,050
10,187	Texas Capital Bancshares, Inc. (a)	593,596
10,062	TFS Financial Corp.	164,111
307,915	U.S. Bancorp	15,752,931
44,551	Umpqua Holdings Corp.	787,662
18,568	Webster Financial Corp.	1,000,444
863,668	Wells Fargo & Co.	42,242,002
19,968	Western Alliance Bancorp (a)	884,183
90,925	Western Union Co.	1,659,381
11,339	Wintrust Financial Corp.	806,656
38,543	Zions Bancorp	1,834,261
		405,131,733
Data Processing, Hosting and Related Services - 0.8%
16,329	CoreLogic, Inc. (a)	592,743

7,547	Dun & Bradstreet Corp.	1,092,353
110,572	First Data Corp. (a)	2,725,600
81,068	Fiserv, Inc. (a)	6,722,969
8,376	WEX, Inc. (a)	1,351,300
		12,484,965
Forestry and Logging - 0.1%
26,209	Rayonier, Inc.	797,802
Funds, Trusts, and Other Financial Vehicles - 0.2%
105,130	AGNC Investment Corp.	1,882,878
37,849	Chimera Investmentt Corp.	720,267
		2,603,145
Insurance Carriers and Related Activities - 14.3%
155,484	Aflac, Inc.	7,416,587
2,918	Alleghany Corp.	1,842,892
70,349	Allstate Corp.	6,181,567
14,599	American Financial Group, Inc.	1,392,599
181,009	American International Group, Inc.	7,825,019
1,499	American National Insurance Co.	208,646
48,895	Aon PLC	7,638,866
78,708	Arch Capital Group Ltd. (a)	2,310,080
36,674	Arthur J. Gallagher & Co.	2,739,914
12,009	Aspen Insurance Holdings Ltd.	501,135
10,534	Assurant, Inc.	1,015,372
21,085	Assured Guaranty Ltd.	855,208
32,274	Athene Holding Ltd. (a)	1,384,555
40,210	AXA Equitable Holdings, Inc.	745,493
16,684	Axis Capital Holdings Ltd.	893,428
394,333	Berkshire Hathaway, Inc. Class B (a)	81,051,205
24,410	Brighthouse Financial, Inc. (a)	911,469
47,181	Brown & Brown, Inc.	1,281,436
93,298	Chubb Limited	12,413,299
31,219	Cincinnati Financial Corp.	2,532,485
5,742	CNA Financial Corp.	263,328
5,013	Erie Indemnity Co. Class A	733,803
8,224	Everest Re Group Ltd.	1,801,467
22,049	First American Financial Corp.	1,104,214
8,610	Hanover Insurance Group, Inc.	981,884
72,714	Hartford Financial Services Group, Inc.	3,411,741
43,359	Lincoln National Corp.	2,536,068
56,575	Loews Corp.	2,709,942
2,766	Markel Corp. (a)	2,914,009
103,211	Marsh & McLennan Companies, Inc.	9,102,178
5,543	Mercury General Corp.	286,573
171,919	MetLife, Inc.	7,851,541
57,552	Old Republic International Corp.	1,159,673
56,830	Principal Financial Group, Inc.	2,845,478
117,941	Progressive Corp.	7,936,250
84,005	Prudential Financial, Inc.	7,740,221
12,755	Reinsurance Group of America, Inc.	1,842,460
8,085	RenaissanceRe Holdings Ltd.	1,115,972
21,035	Torchmark Corp.	1,761,891
53,831	Travelers Companies, Inc.	6,757,944
42,113	Unum Group	1,463,848
31,588	Voya Financial, Inc.	1,466,631
19,308	W.R. Berkley Corp.	1,484,592
614	White Mountains Insurance Group Ltd.	548,658
26,378	Willis Towers Watson PLC	4,294,075
		215,255,696
Management of Companies and Enterprises - 0.1%
11,618	Cullen/Frost Bankers, Inc.	1,130,199
Merchant Wholesalers, Durable Goods - 0.1%
59,140	Jefferies Financial Group, Inc.	1,230,703
Professional, Scientific, and Technical Services - 0.7%
9,639	Alliance Data Systems Corp.	1,711,790
24,800	Extra Space Storage, Inc.	2,445,528
7,604	FactSet Research System, Inc.	1,662,463
15,633	Jack Henry & Associates, Inc.	2,087,787
17,145	Lamar Advertising Co.	1,276,445
17,465	LPL Investment Holdings, Inc.	1,229,012
28,153	Outfront Media, Inc.	584,175
		10,997,200
Publishing Industries (except Internet) - 0.4%
5,830	Fair Isaac Corp. (a)	1,312,916
59,467	Square, Inc. (a)	4,242,970
		5,555,886
Real Estate - 11.1%
21,613	Alexandria Real Estate Equities, Inc.	2,846,648
27,681	American Campus Communities, Inc.	1,273,880
52,542	American Homes 4 Rent	1,161,704
89,251	American Tower Corp.	15,426,143
281,166	Annaly Capital Management, Inc.	2,935,373
31,387	Apartment Investment & Management Co. Class A	1,554,284
44,022	Apple Hospitality REIT, Inc.	722,401
28,075	AvalonBay Communities, Inc.	5,416,229
31,415	Boston Properties, Inc.	4,142,696
35,682	Brandywine Realty Trust	537,014
61,292	Brixmor Property Group, Inc.	1,049,932
25,493	Brookfield Property REIT, Inc. Class A	463,973
18,038	Camden Property Trust	1,748,784
64,595	CBRE Group, Inc. Class A (a)	2,955,221
24,032	Columbia Property Trust, Inc.	530,386
7,396	CoreSite Realty Corp.	730,651
20,970	Corporate Office Properties Trust	517,749

37,667	CubeSmart	1,165,794
41,808	Digital Realty Trust, Inc.	4,529,479
32,625	Douglas Emmett, Inc.	1,234,204
72,501	Duke Realty Corp.	2,119,929
28,815	Empire State Realty Trust, Inc.	445,480
14,989	EPR Properties	1,095,096
23,861	Equity Commonwealth	772,142
17,391	Equity Lifestyle Properties, Inc.	1,841,359
72,983	Equity Residential	5,295,647
13,365	Essex Property Trust, Inc.	3,624,588
14,801	Federal Realty Investment Trust	1,962,169
40,967	Gaming & Leisure Properties, Inc.	1,536,263
95,623	HCP, Inc.	3,015,949
41,911	Healthcare Trust of America, Inc. Class A	1,191,111
20,644	Highwoods Properties, Inc.	914,942
33,063	Hospitality Properties Trust	881,460
7,888	Howard Hughes Corp. (a)	875,884
31,326	Hudson Pacific Properties, Inc.	1,017,155
60,710	Invitation Homes, Inc.	1,365,368
21,265	JBG Smith Properties	821,892
9,214	Jones Lang LaSalle, Inc.	1,321,380
20,071	Kilroy Realty Corp.	1,414,203
82,632	Kimco Realty Corp.	1,405,570
29,958	Liberty Property Trust	1,412,220
9,316	Life Storage, Inc.	915,483
27,641	Macerich Co.	1,275,909
73,734	Medical Properties Trust, Inc.	1,341,959
90,804	MFA Financial, Inc.	665,593
23,056	Mid-America Apartment Communities, Inc.	2,335,112
32,178	National Retail Properties, Inc.	1,696,102
73,689	New Residential Investment Corp.	1,251,239
40,238	Omega Healthcare Investors, Inc. (b)	1,617,165
41,554	Paramount Group, Inc.	601,702
127,371	Prologis, Inc.	8,808,978
30,189	Public Storage	6,415,766
23,901	Realogy Holdings Corp. (b)	424,243
60,018	Realty Income Corp.	4,122,636
30,877	Regency Centers Corp.	2,007,005
43,711	Retail Properties of America, Inc. Class A	552,507
3,200	Retail Value, Inc.	97,312
47,787	Senior Housing Properties Trust	658,027
62,682	Simon Property Group, Inc.	11,415,646
31,015	SITE Centers Corp.	405,366
16,751	SL Green Realty Corp.	1,548,295
17,381	Spirit Realty Capital, Inc.	690,373
54,516	Starwood Property Trust, Inc.	1,203,713
17,088	Sun Communities, Inc.	1,878,142
12,042	Taubman Centers, Inc.	599,692
49,916	Two Harbors Investment Corp.	728,274
53,945	UDR, Inc.	2,360,094
34,123	Uniti Group, Inc.	679,389
72,383	Ventas, Inc.	4,667,980
197,077	VEREIT, Inc.	1,592,382
81,485	Vici Properties, Inc.	1,754,372
35,041	Vornado Realty Trust	2,449,716
24,270	Weingarten Realty Investors	696,306
75,702	Welltower, Inc.	5,866,148
152,416	Weyerhaeuser Co.	3,999,396
32,316	WP Carey, Inc.	2,420,145
11,299	Zillow Group, Inc. Class A (a)	393,318
24,682	Zillow Group, Inc. Class C (a)	866,091
		166,273,928
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 7.9%
10,674	Affiliated Managers Group	1,120,236
55,517	BGC Partners, Inc.	343,650
24,680	BlackRock, Inc.	10,244,174
22,722	CBOE Holdings, Inc.	2,119,281
244,460	Charles Schwab Corp.	11,433,394
71,977	CME Group, Inc.	13,119,968
51,758	E*TRADE Financial Corp.	2,415,028
23,105	Eaton Vance Corp.	890,005
8,158	Evercore, Inc.	729,733
53,675	FNF Group	1,940,888
61,149	Franklin Resources, Inc.	1,810,622
70,938	Goldman Sachs Group, Inc.	14,046,433
15,011	Interactive Brokers Group, Inc. Class A	756,554
114,267	IntercontinentalExchange, Inc.	8,771,135
82,452	Invesco Ltd.	1,502,275
23,621	Lazard Ltd. Class A	939,880
17,205	Legg Mason, Inc.	512,709
7,448	MarketAxess Holdings, Inc.	1,599,607
246,790	Morgan Stanley	10,439,217
3,689	Morningstar, Inc.	457,989
17,696	MSCI, Inc. Class A	3,013,098
23,493	NASDAQ OMX Group, Inc.	2,068,324
26,680	Raymond James Financial, Inc.	2,147,740
51,137	S&P Global, Inc.	9,800,406
26,672	SEI Investments Co.	1,267,987
38,930	Store Capital Corp.	1,258,218
48,015	T. Rowe Price Group, Inc.	4,487,482
57,291	TD Ameritrade Holding Corp.	3,205,432
8,299	Virtu Financial, Inc.	212,039
60,864	Worldpay, Inc. (a)	5,080,927
		117,734,431

Telecommunications - 1.4%
84,246	Crown Castle International Corp.	9,861,837
21,273	CyrusOne, Inc.	1,152,997
16,318	Equinix, Inc.	6,429,292
22,782	SBA Communications Corp. (a)	4,158,398
		21,602,524
	TOTAL COMMON STOCKS (Cost $1,056,455,109)	$1,058,274,547
SHORT TERM INVESTMENTS - 11.8%
Money Market Funds - 11.8%
257,763	Dreyfus Government Cash Management Institutional Shares, 2.30% (c)(d)	$257,763
175,933,327	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (c)	175,933,327
	TOTAL SHORT TERM INVESTMENTS (Cost $176,191,090)	$176,191,090

	TOTAL INVESTMENTS (Cost $1,232,646,199) - 82.3% (e)	$1,234,465,637
	Other Assets in Excess of Liabilities - 17.7%	266,027,501
	TOTAL NET ASSETS - 100.0%	$1,500,493,138

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2019.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,053,622,500.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Russell 1000® Financial Services Index	2.9033% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/5/2019	573,637	$957,299,654	$50,004,762
Total return of Russell 1000® Financial Services Index	3.2033% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	1,282,053	2,079,522,628	170,628,176
Total return of Russell 1000® Financial Services Index	3.1633% representing 1 month LIBOR rate + spread	Citibank N.A.	12/27/2019	104,678	167,700,267	16,117,272
					$3,204,522,549	$236,750,210

Direxion Daily Financial Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 68.1%
Money Market Funds - 68.1%
109,082,183	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$109,082,183
	TOTAL SHORT TERM INVESTMENTS (Cost $109,082,183) (b)	$109,082,183

	TOTAL INVESTMENTS (Cost $109,082,183) - 68.1%	$109,082,183
	Other Assets in Excess of Liabilities - 31.9%	51,084,248
	TOTAL NET ASSETS - 100.0%	$160,166,431

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $109,082,183.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.6433% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	UBS Securities LLC	12/5/2019	35,864	$59,444,261	$(3,551,079)
2.9433% representing 1 month LIBOR rate + spread	Total return of Russell 1000® Financial Services Index	Credit Suisse International	12/10/2019	237,701	401,434,865	(15,906,577)
					$460,879,126	$(19,457,656)

Direxion Daily Gold Miners Index Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 25.1%
15,395,464	VanEck Vectors™ Gold Miners ETF	$349,323,078
	TOTAL INVESTMENT COMPANIES (Cost $333,607,123)	$349,323,078

SHORT TERM INVESTMENTS - 45.5%
Money Market Funds - 45.5%
144,514,588	Dreyfus Government Cash Management Institutional Shares, 2.30% (a)	$144,514,588
488,403,236	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	488,403,236
10	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio Institutional Class, 2.28% (a)	10
	TOTAL SHORT TERM INVESTMENTS (Cost $632,917,834)	$632,917,834

	TOTAL INVESTMENTS (Cost $966,524,957) - 70.6% (b)	$982,240,912
	Other Assets in Excess of Liabilities - 29.4%	408,014,409
	TOTAL NET ASSETS - 100.0%	$1,390,255,321

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $876,974,310.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck Vectors® Gold Miners ETF	3.1030% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	4/25/2019	29,038,028	$578,034,418	$78,629,313
Total return of VanEck Vectors® Gold Miners ETF	3.3933% representing 1 month LIBOR rate + spread	BNP Paribas	10/16/2019	5,995,014	114,160,750	23,711,712
Total return of VanEck Vectors® Gold Miners ETF	3.4433% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2019	25,998,619	525,218,568	65,099,321
Total return of VanEck Vectors® Gold Miners ETF	3.4433% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2019	36,749,786	754,327,567	79,518,131
Total return of VanEck Vectors® Gold Miners ETF	3.2633% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2019	39,417,073	833,489,965	60,581,366
Total return of VanEck Vectors® Gold Miners ETF	3.3933% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	18,011,715	378,544,829	29,096,213
Total return of VanEck Vectors® Gold Miners ETF	3.3933% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	13,208,000	279,609,442	19,916,337
					$3,463,385,539	$356,552,393

Direxion Daily Gold Miners Index Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 76.5%
Money Market Funds - 76.5%
16,687,417	Dreyfus Government Cash Management Institutional Shares, 2.30% (a)	$16,687,417
105,392,154	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	105,392,154
	TOTAL SHORT TERM INVESTMENTS (Cost $122,079,571) (b)	$122,079,571

	TOTAL INVESTMENTS (Cost $122,079,571) - 76.5%	$122,079,571
	Other Assets in Excess of Liabilities - 23.5%	37,445,864
	TOTAL NET ASSETS - 100.0%	$159,525,435

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $122,079,571.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.8433% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	UBS Securities LLC	12/5/2019	2,897,368	$58,903,948	$(6,868,713)
2.5030% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Bank of America Merrill Lynch	12/9/2019	2,244,574	44,240,553	(6,753,874)
2.6833% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Credit Suisse International	12/10/2019	3,819,035	79,659,451	(6,989,581)
2.7433% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	Citibank N.A.	12/16/2019	6,173,041	126,673,022	(13,573,422)
2.8533% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	1/15/2020	1,208,795	25,377,079	(2,231,387)
2.8533% representing 1 month LIBOR rate + spread	Total return of VanEck Vectors® Gold Miners ETF	BNP Paribas	2/19/2020	4,749,985	101,610,506	(6,114,199)
					$436,464,559	$(42,531,176)

Direxion Daily Healthcare Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 67.2%
1,221,807	Health Care Select Sector SPDR® Fund	$110,781,241
	TOTAL INVESTMENT COMPANIES (Cost $105,478,564)	$110,781,241

SHORT TERM INVESTMENTS - 18.6%
Money Market Funds - 18.6%
27,397,091	Dreyfus Government Cash Management Institutional Shares, 2.30% (a)	$27,397,091
3,258,791	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	3,258,791
	TOTAL SHORT TERM INVESTMENTS (Cost $30,655,882)	$30,655,882

	TOTAL INVESTMENTS (Cost $136,134,446) - 85.8% (b)	$141,437,123
	Other Assets in Excess of Liabilities - 14.2%	23,455,127
	TOTAL NET ASSETS - 100.0%	$164,892,250

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $141,437,123.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Health Care Select Sector Index	2.9133% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2019	131,367	$115,719,197	$3,622,500
Total return of Health Care Select Sector Index	2.8530% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	12/6/2019	116,492	107,908,649	(2,219,099)
Total return of Health Care Select Sector Index	3.1033% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	174,667	150,958,725	7,569,354
					$374,586,571	$8,972,755

Direxion Daily Homebuilders & Supplies Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 59.2%
Building Material and Garden Equipment and Supplies Dealers - 5.0%
5,939	Lowe’s Companies, Inc.	$571,094
8,613	Lumber Liquidators Holdings, Inc. (a)	103,529
4,338	The Home Depot, Inc.	796,153
14,544	Tile Shop Holdings, Inc.	110,389
		1,581,165
Chemical Manufacturing - 0.7%
3,231	Trex Company, Inc. (a)	225,394
Construction of Buildings - 35.9%
6,187	Beazer Homes USA, Inc. (a)	77,523
5,167	Century Communities, Inc. (a)	121,218
63,204	D.R. Horton, Inc.	2,430,194
23,295	Hovnanian Enterprises, Inc. (a)	16,449
15,908	KB Home	340,590
2,928	Lennar Corp.	111,615
53,999	Lennar Corp. Class A	2,560,633
3,439	LGI Homes, Inc. (a)(b)	203,933
8,358	M.D.C Holdings, Inc.	275,229
5,156	M/I Homes, Inc. (a)	136,582
6,936	Meritage Homes Corp. (a)	312,675
629	NVR, Inc. (a)	1,673,140
47,696	PulteGroup, Inc.	1,326,426
21,906	Taylor Morrison Home Corp. (a)	414,023
25,024	Toll Brothers, Inc.	924,386
26,248	TRI Pointe Group, Inc. (a)	353,036
6,079	William Lyon Homes (a)	80,607
		11,358,259
Fabricated Metal Product Manufacturing - 1.0%
7,573	PGT Innovations, Inc. (a)	126,015
3,167	Simpson Manufacturing Company, Inc.	194,390
		320,405
Furniture and Home Furnishings Stores - 0.6%
5,441	Floor & Decor Holdings, Inc. (a)	186,572
Furniture and Related Product Manufacturing - 0.3%
5,321	Ethan Allen Interiors, Inc.	100,993
Merchant Wholesalers, Durable Goods - 5.2%
5,341	Beacon Roofing Supply, Inc. (a)	194,038
12,729	Builders FirstSource, Inc. (a)	168,277
5,659	Fortune Brands Home & Security, Inc.	256,353
5,951	Leggett & Platt, Inc.	243,753
1,216	Lennox International, Inc.	278,804
2,164	Mohawk Industries, Inc. (a)	278,702
1,483	Watsco, Inc.	218,713
		1,638,640
Merchant Wholesalers, Nondurable Goods - 1.4%
1,062	The Sherwin Williams Co.	447,654
Nonmetallic Mineral Product Manufacturing - 2.1%
2,942	Eagle Materials, Inc.	208,882
4,971	Owens Corning	260,431
4,721	USG Corp.	203,711
		673,024
Primary Metal Manufacturing - 0.4%
7,582	Quanex Building Products Corp.	118,658
Specialty Trade Contractors - 1.6%
4,034	Installed Building Products, Inc. (a)	169,872
6,532	TopBuild Corp. (a)	344,955
		514,827
Wood Product Manufacturing - 5.0%
2,159	American Woodmark Corp. (a)	151,022
1,577	Cavco Industries, Inc. (a)	262,239
8,762	JELD-WEN Holding, Inc. (a)	156,314
8,943	Louisiana-Pacific Corp.	218,030
9,236	Masco Corp.	299,339
2,942	Masonite International Corp. (a)	168,283

7,120	Skyline Champion Corp.	128,587
5,836	Universal Forest Products, Inc.	179,866
		1,563,680
	TOTAL COMMON STOCKS (Cost $21,911,187)	$18,729,271

SHORT TERM INVESTMENTS - 12.6%
Money Market Funds - 12.6%
3,974,459	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (c)	$3,974,459
	TOTAL SHORT TERM INVESTMENTS (Cost $3,974,459)	$3,974,459

	TOTAL INVESTMENTS (Cost $25,885,646) - 71.8% (d)	$22,703,730
	Other Assets in Excess of Liabilities - 28.2%	8,917,853
	TOTAL NET ASSETS - 100.0%	$31,621,583

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2019.

(d) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $22,644,009.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Dow Jones U.S. Select Home Construction Index	2.9133% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/10/2019	7,525	$45,990,543	$(40,601)
Total return of Dow Jones U.S. Select Home Construction Index	3.1033% representing 1 month LIBOR rate + spread	Credit Suisse International	12/20/2019	4,933	28,539,320	1,571,166
					$74,529,863	$1,530,565

Direxion Daily Industrials Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 65.0%
48,793	Industrial Select Sector SPDR® Fund	$3,501,874
	TOTAL INVESTMENT COMPANIES (Cost $3,411,464)	$3,501,874

SHORT TERM INVESTMENTS - 11.5%
Money Market Funds - 11.5%
618,258	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$618,258
	TOTAL SHORT TERM INVESTMENTS (Cost $618,258) (b)	$618,258

	TOTAL INVESTMENTS (Cost $4,029,722) - 76.5%	$4,120,132
	Other Assets in Excess of Liabilities - 23.5%	1,263,443
	TOTAL NET ASSETS - 100.0%	$5,383,575

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $618,258.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Industrials Select Sector Index	3.1033% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	7,697	$5,042,240	$483,201
Total return of Industrials Select Sector Index	2.9060% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/17/2019	9,887	7,029,278	82,004
					$12,071,518	$565,205

Direxion Daily Junior Gold Miners Index Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 6.1%
1,492,151	VanEck VectorsTM Junior Gold Miners ETF	$49,181,297
	TOTAL INVESTMENT COMPANIES (Cost $47,699,697)	$49,181,297

SHORT TERM INVESTMENTS - 51.3%
Money Market Funds - 51.3%
412,887,066	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$412,887,066
	TOTAL SHORT TERM INVESTMENTS (Cost $412,887,066)	$412,887,066

	TOTAL INVESTMENTS (Cost $460,586,763) - 57.4% (b)	$462,068,363
	Other Assets in Excess of Liabilities - 42.6%	342,743,409
	TOTAL NET ASSETS - 100.0%	$804,811,772

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $449,647,782.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.3633% representing 1 month LIBOR rate + spread	BNP Paribas	5/15/2019	674,810	$22,079,657	$580,674
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.3633% representing 1 month LIBOR rate + spread	BNP Paribas	8/21/2019	1,537,947	49,875,200	206,831
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.3633% representing 1 month LIBOR rate + spread	BNP Paribas	9/18/2019	1,900,000	53,326,993	8,813,473
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.3633% representing 1 month LIBOR rate + spread	BNP Paribas	10/16/2019	2,500,000	70,396,113	11,509,257
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.4433% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/9/2019	15,690,708	446,048,300	70,782,265
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.2933% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2019	18,892,951	556,969,344	64,030,718
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.3289% representing 1 month LIBOR rate + spread	Credit Suisse International	12/26/2019	21,327,910	669,793,532	33,002,082
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.3633% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	5,942,452	181,074,444	14,388,113
Total return of VanEck VectorsTM Junior Gold Miners ETF	3.3633% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	3,294,679	100,658,564	7,871,683
					$2,150,222,147	$211,185,096

Direxion Daily Junior Gold Miners Index Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.4%
Money Market Funds - 73.4%
60,357,232	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$60,357,232
	TOTAL SHORT TERM INVESTMENTS (Cost $60,357,232) (b)	$60,357,232

	TOTAL INVESTMENTS (Cost $60,357,232) - 73.4%	$60,357,232
	Other Assets in Excess of Liabilities - 26.6%	21,880,285
	TOTAL NET ASSETS - 100.0%	$82,237,517

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $60,357,232.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.8433% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	UBS Securities LLC	12/5/2019	995,438	$26,946,507	$(5,875,264)
2.7433% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Citibank N.A.	12/9/2019	759,663	23,159,364	(1,845,130)
2.6533% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	Credit Suisse International	12/10/2019	3,433,524	105,610,769	(7,465,898)
2.8533% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	12/18/2019	125,311	3,514,974	(846,666)
2.8533% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	1/15/2020	1,410,871	43,563,835	(2,859,103)
2.8533% representing 1 month LIBOR rate + spread	Total return of VanEck VectorsTM Junior Gold Miners ETF	BNP Paribas	2/19/2020	760,344	24,225,250	(829,977)
					$227,020,699	$(19,722,038)

Direxion Daily MSCI Real Estate Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 51.9%
Accommodation - 1.5%
19,133	Host Hotels & Resorts, Inc.	$345,542
5,190	Park Hotels & Resorts, Inc.	156,063
5,888	Sunstone Hotel Investors, Inc.	84,198
2,888	Xenia Hotels & Resorts, Inc.	54,208
		640,011
Administrative and Support Services - 0.9%
12,003	Colony Capital, Inc.	72,858
3,059	CoreCivic, Inc.	60,782
7,012	Iron Mountain, Inc.	260,847
		394,487
Broadcasting (except Internet) - 0.2%
1,193	Ryman Hospitality Properties, Inc.	95,858
Credit Intermediation and Related Activities - 0.1%
1,312	Front Yard Residential Corp.	14,196
1,395	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	31,513
		45,709
Funds, Trusts, and Other Financial Vehicles - 1.8%
59	Alexander’s, Inc.	19,650
1,558	Chesapeake Lodging Trust	44,372
1,558	Easterly Government Properties, Inc.	27,982
3,231	Healthcare Realty Trust, Inc.	104,329
2,262	Independence Realty Trust, Inc.	23,638
1,753	iStar, Inc.	16,811
1,023	LTC Properties, Inc.	48,531
1,088	National Health Investors, Inc.	90,587
2,120	New Senior Investment Group, Inc.	11,490
3,364	Pebblebrook Hotel Trust	107,816
1,818	Pennsylvania REIT (b)	13,399
1,034	Preferred Apartment Communities, Inc.	16,441
4,523	RLJ Lodging Trust	83,902
4,049	SITE Centers Corp.	52,920
2,211	Spirit Realty Capital, Inc.	87,821
2,029	Washington REIT	51,435
		801,124
Insurance Carriers and Related Activities - 0.0% (†)
754	Braemar Hotels & Resorts, Inc.	8,384
Professional, Scientific, and Technical Services - 0.8%
3,263	Extra Space Storage, Inc.	321,765
481	NexPoint Residential Trust, Inc.	17,994
		339,759
Real Estate - 43.8%
2,102	Acadia Realty Trust	60,390
801	Agree Realty Corp.	52,890
2,729	Alexandria Real Estate Equities, Inc.	359,437
853	American Assets Trust, Inc.	36,628
3,534	American Campus Communities, Inc.	162,635
6,857	American Homes 4 Rent	151,608
2,473	Americold Realty Trust	72,508
4,059	Apartment Investment & Management Co. Class A	201,002
5,645	Apple Hospitality REIT, Inc.	92,634
1,261	Armada Hoffler Properties, Inc.	18,940
2,417	Ashford Hospitality Trust, Inc.	11,964
3,566	AvalonBay Communities, Inc.	687,953
3,984	Boston Properties, Inc.	525,370
4,608	Brandywine Realty Trust	69,350
7,807	Brixmor Property Group, Inc.	133,734
4,126	Brookfield Property REIT, Inc. Class A	75,093
2,394	Camden Property Trust	232,098
4,454	CBL & Associates Properties, Inc. (b)	11,090
2,354	Cedar Realty Trust, Inc.	8,215
1,183	Chatham Lodging Trust	23,908
3,043	Columbia Property Trust, Inc.	67,159
470	Community Healthcare Trust, Inc.	15,519
1,076	CorePoint Lodging, Inc.	13,170
889	CoreSite Realty Corp.	87,824
2,664	Corporate Office Properties Trust	65,774
10,845	Cousins Properties, Inc.	95,978
4,795	CubeSmart	148,405
5,361	Diamondrock Hospitality Co.	54,468
5,317	Digital Realty Trust, Inc.	576,044
4,164	Douglas Emmett, Inc.	157,524

Direxion Daily MSCI Real Estate Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

9,216	Duke Realty Corp.	269,476
923	EastGroup Properties, Inc.	95,494
3,663	Empire State Realty Trust, Inc.	56,630
1,918	EPR Properties	140,129
3,134	Equity Commonwealth	101,416
2,184	Equity Lifestyle Properties, Inc.	231,242
9,501	Equity Residential	689,393
1,704	Essex Property Trust, Inc.	462,125
1,895	Federal Realty Investment Trust	251,220
3,249	First Industrial Realty Trust, Inc.	106,307
1,725	Four Corners Property Trust, Inc.	48,714
2,766	Franklin Street Properties Corp.	20,524
5,238	Gaming & Leisure Properties, Inc.	196,425
885	Getty Realty Corp.	28,373
740	Gladstone Commercial Corp.	14,763
1,839	Global Net Lease, Inc.	35,658
12,121	HCP, Inc.	382,296
5,355	Healthcare Trust of America, Inc. Class A	152,189
966	Hersha Hospitality Trust	17,900
2,669	Highwoods Properties, Inc.	118,290
4,240	Hospitality Properties Trust	113,038
4,042	Hudson Pacific Properties, Inc.	131,244
1,745	Industrial Logistics Properties Trust	37,500
307	Investors Real Estate Trust	18,073
8,056	Invitation Homes, Inc.	181,179
2,950	JBG SMITH Properties	114,018
2,594	Kilroy Realty Corp.	182,773
10,870	Kimco Realty Corp.	184,899
2,159	Kite Realty Group Trust	35,904
5,570	Lexington Realty Trust	53,528
3,813	Liberty Property Trust	179,745
1,202	Life Storage, Inc.	118,121
2,729	Macerich Co.	125,971
2,330	Mack-Cali Realty Corp.	47,998
9,412	Medical Properties Trust, Inc.	171,298
2,936	Mid-America Apartment Communities, Inc.	297,358
2,267	MGM Growth Properties LLC	70,277
2,194	Monmouth Real Estate Investment Corp. Class A	30,146
4,050	National Retail Properties, Inc.	213,476
1,458	National Storage Affiliates Trust	42,428
1,157	Northstar Realty Europe Corp.	19,426
1,238	Office Properties Income Trust	39,653
5,167	Omega Healthcare Investors, Inc. (b)	207,662
373	One Liberty Properties, Inc.	10,146
5,585	Paramount Group, Inc.	80,871
4,696	Physicians Realty Trust	85,045
3,312	Piedmont Office Realty Trust, Inc. Class A	64,120
16,240	Prologis, Inc.	1,123,158
529	PS Business Parks, Inc.	76,806
4,045	Public Storage	859,643
1,317	QTS Realty Trust, Inc. Class A	55,459
7,482	Realty Income Corp.	513,939
3,934	Regency Centers Corp.	255,710
2,909	Retail Opportunity Investments Corp.	51,111
5,663	Retail Properties of America, Inc. Class A	71,580
396	Retail Value, Inc.	12,042
2,356	Rexford Industrial Realty, Inc.	79,162
2,069	RPT Realty	27,083
4,599	Sabra Health Care REIT, Inc.	94,464
348	Saul Centers, Inc.	18,430
6,130	Senior Housing Properties Trust	84,410
875	Seritage Growth Properties (b)	35,184
7,977	Simon Property Group, Inc.	1,452,771
2,233	SL Green Realty Corp.	206,396
1,110	Spirit MTA REIT	8,680
2,694	Stag Industrial, Inc.	74,274
2,702	Summit Hotel Properties, Inc.	30,181
2,091	Sun Communities, Inc.	229,822
2,422	Tanger Factory Outlet Centers, Inc.	55,101
1,573	Taubman Centers, Inc.	78,335
1,507	Terreno Realty Corp.	60,792
3,141	The GEO Group, Inc.	70,830
1,309	TIER REIT, Inc.	30,761
6,905	UDR, Inc.	302,094
860	UMH Properties, Inc.	12,066

Direxion Daily MSCI Real Estate Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

336	Universal Health Realty Income Trust	23,426
2,941	Urban Edge Properties	60,055
768	Urstadt Biddle Properties, Inc. Class A	16,451
9,195	Ventas, Inc.	592,986
24,958	VEREIT, Inc.	201,661
9,548	Vici Properties, Inc.	205,568
4,417	Vornado Realty Trust	308,793
4,801	Washington Prime Group, Inc.	27,270
3,139	Weingarten Realty Investors	90,058
9,598	Welltower, Inc.	743,749
923	Whitestone REIT	13,088
4,156	WP Carey, Inc.	311,243
		19,108,405
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
1,382	American Finance Trust, Inc.	17,952
2,089	CareTrust REIT, Inc.	45,916
4,772	Store Capital Corp.	154,231
		218,099
Telecommunications - 2.2%
2,557	CyrusOne, Inc.	138,589
2,051	Equinix, Inc.	808,094
		946,683
Water Transportation - 0.1%
1,766	Alexander & Baldwin, Inc. (a)	40,689
	TOTAL COMMON STOCKS (Cost $20,176,337)	$22,639,208

SHORT TERM INVESTMENTS - 24.9%
Money Market Funds - 24.9%
48,582	Dreyfus Government Cash Management Institutional Shares, 2.30% (c)(d)	$48,582
10,832,293	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (c)	10,832,293
	TOTAL SHORT TERM INVESTMENTS (Cost $10,880,875)	$10,880,875

	TOTAL INVESTMENTS (Cost $31,057,212) - 76.8% (e)	$33,520,083
	Other Assets in Excess of Liabilities - 23.2%	10,140,293
	TOTAL NET ASSETS - 100.0%	$43,660,376

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a) Non-income producing security.

(b) A portion of this security represents a security on loan.

(c) Represents annualized seven-day yield at January 31, 2019.

(d) All or a portion of this security represents an investment of securities lending collateral.

(e) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $31,528,224.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of MSCI US REIT IndexSM	3.0233% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2019	69,401	$75,371,759	$6,674,990
Total return of MSCI US REIT IndexSM	2.7633% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	11,569	12,296,704	1,386,060
Total return of MSCI US REIT IndexSM	2.7633% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	9,001	10,316,889	304,467
Total return of MSCI US REIT IndexSM	2.7633% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	1,855	2,189,115	(438)
					$100,174,467	$8,365,079

Direxion Daily MSCI Real Estate Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 86.6%
Money Market Funds - 86.6%
14,554,409	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$14,554,409
	TOTAL SHORT TERM INVESTMENTS (Cost $14,554,409) (b)	$14,554,409

	TOTAL INVESTMENTS (Cost $14,554,409) - 86.6%	$14,554,409
	Other Assets in Excess of Liabilities - 13.4%	2,247,808
	TOTAL NET ASSETS - 100.0%	$16,802,217

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $14,554,409.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.7133% representing 1 month LIBOR rate + spread	Total return of MSCI US REIT IndexSM	Citibank N.A.	12/13/2019	38,588	$41,075,186	$(4,593,081)
1.8633% representing 1 month LIBOR rate + spread	Total return of MSCI US REIT IndexSM	BNP Paribas	2/19/2020	4,135	4,692,505	(188,760)
					$45,767,691	$(4,781,841)

Direxion Daily Natural Gas Related Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 45.1%
Mining (except Oil and Gas) - 1.6%
42,674	CNX Resources Corp. (a)	$518,062
Oil and Gas Extraction - 34.7%
31,884	Cabot Oil & Gas Corp.	795,506
9,789	Cimarex Energy Co.	737,503
22,443	Comstock Resources Inc. (a)(b)	134,882
6,157	Concho Resources, Inc. (a)	737,855
17,540	Continental Resources, Inc. (a)	809,822
29,675	Devon Energy Corp.	790,839
119,354	Encana Corp.	821,156
46,806	Enerplus Corp.	405,340
42,864	EQT Corp.	834,562
44,022	Gulfport Energy Corp. (a)	369,345
3,993	Hess Midstream Partners LP	87,207
23,860	Matador Resources Co. (a)	465,270
33,786	Noble Energy, Inc.	754,779
16,710	PDC Energy, Inc. (a)	544,245
61,937	QEP Resources, Inc. (a)	512,219
55,010	Range Resources Corp.	606,760
28,955	SM Energy Co.	568,097
146,709	Southwestern Energy Co. (a)	641,118
20,930	Vermilion Energy, Inc. (b)	513,831
26,257	W&T Offshore, Inc. (a)	132,335
10,852	Western Gas Equity Partners LP	342,598
		11,605,269
Petroleum and Coal Products Manufacturing - 2.0%
24,364	Murphy Oil Corp.	666,356
Pipeline Transportation - 1.6%
9,172	CNX Midstream Partners LP	146,385
15,766	Enable Midstream Partners LP (b)	238,697
11,639	Summit Midstream Partners LP (b)	154,799
		539,881
Support Activities for Mining - 3.1%
59,179	Antero Resources Corp. (a)	595,341
57,923	SRC Energy, Inc. (a)	284,981
10,460	Unit Corp. (a)	166,942
		1,047,264
Utilities - 2.1%
12,268	National Fuel Gas Co.	702,956
	TOTAL COMMON STOCKS (Cost $15,602,542)	$15,079,788

MASTER LIMITED PARTNERSHIPS - 5.3%
Pipeline Transportation - 5.3%
12,719	DCP Midstream Partners LP	$426,468
10,336	EQT Midstream Partners LP	472,975
16,667	MPLX LP	585,345
9,560	TC Pipelines LP (b)	303,913
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $1,714,904)	$1,788,701

SHORT TERM INVESTMENTS - 38.4%
Money Market Funds - 38.4%
512,461	Dreyfus Government Cash Management Institutional Shares, 2.30% (c)(d)	$512,461
12,339,708	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (c)	12,339,708
	TOTAL SHORT TERM INVESTMENTS (Cost $12,852,169)	$12,852,169

	TOTAL INVESTMENTS (Cost $30,169,615) - 88.8% (e)	$29,720,658
	Other Assets in Excess of Liabilities - 11.2%	3,753,144
	TOTAL NET ASSETS - 100.0%	$33,473,802

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $23,477,076.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of ISE-Revere Natural Gas IndexTM	3.1033% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2019	2,114,438	$39,843,466	$4,289,706
Total return of ISE-Revere Natural Gas IndexTM	2.8333% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2019	1,058,242	17,826,086	4,275,419
Total return of ISE-Revere Natural Gas IndexTM	2.7633% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	85,554	1,772,007	27,453
Total return of ISE-Revere Natural Gas IndexTM	2.7633% representing 1 month LIBOR rate + spread	BNP Paribas	2/19/2020	742,355	15,843,095	(327,399)
					$75,284,654	$8,265,179

Direxion Daily Natural Gas Related Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 81.0%
Money Market Funds - 81.0%
1,939,255	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$1,939,255
	TOTAL SHORT TERM INVESTMENTS (Cost $1,939,255) (b)	$1,939,255

	TOTAL INVESTMENTS (Cost $1,939,255) - 81.0%	$1,939,255
	Other Assets in Excess of Liabilities - 19.0%	455,209
	TOTAL NET ASSETS - 100.0%	$2,394,464

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a) Represents annualized seven-day yield at January 31, 2019.

(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,939,255.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.7133% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	Credit Suisse International	12/10/2019	44,515	$799,548	$(129,964)
1.7633% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	BNP Paribas	2/19/2020	101,244	2,100,212	(16,294)
2.4638% representing 1 month LIBOR rate + spread	Total return of ISE-Revere Natural Gas Index	Citibank N.A.	2/20/2020	198,196	4,261,214	104,934
					$7,160,974	$(41,324)

Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 47.2%
Chemical Manufacturing - 43.5%
1,668	Abbott Laboratories	$121,731
1,359	AbbVie, Inc.	109,114
3,312	Acorda Therapeutics, Inc. (a)	55,079
541	Alexion Pharmaceuticals, Inc. (a)	66,521
430	Allergan PLC	61,911
3,275	Amphastar Pharmaceuticals, Inc. (a)	74,539
2,811	Bausch Health Companies, Inc. (a)	69,010
1,287	Bristol-Myers Squibb Co.	63,539
951	Celgene Corp. (a)	84,125
4,718	Corcept Therapeutics, Inc. (a)	52,747
1,045	Eli Lilly & Co.	125,254
930	Emergent Biosolutions, Inc. (a)	58,023
806	Enanta Pharmaceuticals, Inc. (a)	64,021
5,487	Endo International PLC (a)	53,498
1,753	Gilead Sciences, Inc.	122,728
3,269	Horizon Pharma PLC (a)	70,251
3,745	Innoviva, Inc. (a)	64,039
453	Jazz Pharmaceuticals PLC (a)	57,028
838	Johnson & Johnson	111,521
405	Ligand Pharmaceuticals, Inc. (a)	47,830
1,569	Merck & Co., Inc.	116,781
1,958	Mylan NV (a)	58,642
1,389	Pacira Pharmaceuticals, Inc. (a)	56,505
2,685	Pfizer, Inc.	113,978
185	Regeneron Pharmaceuticals, Inc. (a)	79,415
1,489	Supernus Pharmaceuticals, Inc. (a)	56,776
729	Taro Pharmaceutical Industries Ltd.	69,357
568	United Therapeutics Corp. (a)	65,507
		2,149,470
Professional, Scientific, and Technical Services - 3.7%
604	Amgen, Inc.	113,015
204	Biogen, Inc. (a)	68,091
		181,106
	TOTAL COMMON STOCKS
	(Cost $2,289,705)	$2,330,576

SHORT TERM INVESTMENTS - 28.4%
Money Market Funds - 28.4%
1,402,382	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (b)	$1,402,382
	TOTAL SHORT TERM INVESTMENTS (Cost $1,402,382)	$1,402,382

	TOTAL INVESTMENTS (Cost $3,692,087) - 75.6% (c)	$3,732,958
	Other Assets in Excess of Liabilities - 24.4%	1,205,629
	TOTAL NET ASSETS - 100.0%	$4,938,587

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,730,751.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dynamic Pharmaceutical Intellidex Index	3.0133% representing 1 month LIBOR rate + spread	Credit Suisse International	12/10/2019	1,992	$12,428,876	$51,698

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 37.9%
Credit Intermediation and Related Activities - 35.3%
6,100	Associated Banc-Corp	132,065
2,818	BancorpSouth Bank	82,229
1,195	Bank of Hawaii Corp.	92,409
6,556	Bank OZK	198,909
4,634	BankUnited, Inc.	156,675
741	Banner Corp.	40,414
3,151	BB&T Corp.	153,769
1,132	BOK Financial Corp.	94,080
6,425	Cadence Bancorp	120,469
280	Carolina Financial Corp.	9,694
2,040	Cathay General Bancorp	75,725
2,722	CenterState Bank Corp.	67,506
687	Central Pacific Financial Corp.	19,669
1,761	Chemical Financial Corp.	78,294
3,495	CIT Group, Inc.	161,434
4,755	Citizens Financial Group, Inc.	161,290
1,165	Columbia Banking System, Inc.	42,814
2,085	Comerica, Inc.	164,173
2,113	Commerce Bancshares, Inc.	126,357
818	Community Bank System, Inc.	49,039
560	ConnectOne Bancorp, Inc.	11,200
1,194	Customers Bancorp, Inc. (a)	23,486
2,945	CVB Financial Corp.	64,525
854	Eagle Bancorp, Inc. (a)	46,867
3,227	East West Bancorp, Inc.	162,383
488	Enterprise Financial Services Corp.	21,535
11,790	F.N.B. Corp.	137,353
362	FB Financial Corp.	11,975
317	Fidelity Southern Corp.	9,656
6,078	Fifth Third Bancorp	163,012
7,880	First BanCorp	83,922
130	First Citizens BancShares, Inc. Class A	52,979
2,636	First Commonwealth Financial Corp.	35,850
1,476	First Financial Bancorp	38,863
1,043	First Financial Bankshares, Inc.	63,727
6,164	First Hawaiian, Inc.	158,600
10,611	First Horizon National Corp.	155,769
743	First Merchants Corp.	27,216
2,177	First Midwest Bancorp, Inc.	47,938
1,617	First Republic Bank	156,251
4,353	Fulton Financial Corp.	69,866
1,675	Glacier Bancorp, Inc.	70,651
1,760	Great Western Bancorp, Inc.	62,110
2,321	Hancock Holding Co.	95,347
1,009	Hanmi Financial Corp. Class A	22,127
491	Heartland Financial USA, Inc.	22,272
805	Heritage Commerce Corp.	10,682
780	Heritage Financial Corp.	24,164
3,473	Home Bancshares, Inc.	63,591
4,294	Hope Bancorp, Inc.	61,447
11,825	Huntington Bancshares, Inc.	156,563
1,731	IBERIABANK Corp.	127,904
491	Independent Bank Corp. (Massachusetts)	39,172
461	Independent Bank Corp. (Michigan)	10,216
1,086	Independent Bank Group, Inc.	57,297
1,003	International Bancshares Corp.	35,576
9,749	Investors Bancorp, Inc.	118,353
9,509	KeyCorp	156,613
522	Lakeland Bancorp, Inc.	8,169
1,288	LegacyTexas Financial Group, Inc.	51,314
1,005	Live Oak Bancshares, Inc.	13,969
973	M&T Bank Corp.	160,097
2,518	MB Financial, Inc.	111,749
300	Midland States Bancorp, Inc.	7,233
341	NBT Bancorp, Inc.	12,146
1,490	OFG Bancorp	28,876
3,899	Old National Bancorp	62,930
803	Opus Bank	16,783
1,885	Pacific Premier Bancorp, Inc. (a)	56,079
4,360	PacWest Bancorp	168,252
275	Peapack-Gladstone Financial Corp.	7,340
9,435	People’s United Financial, Inc.	154,545
2,271	Pinnacle Financial Partners, Inc.	122,112

Direxion Daily Regional Banks Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

1,213	PNC Financial Services Group, Inc.	148,799
2,818	Popular, Inc.	153,891
353	Preferred Bank	16,436
2,226	Prosperity Bancshares, Inc.	158,358
10,681	Regions Financial Corp.	162,031
475	Sandy Spring Bancorp, Inc.	15,490
983	Seacoast Banking Corp. of Florida (a)	27,052
1,320	Signature Bank	168,049
745	South State Corp.	49,431
628	Southside Bancshares, Inc.	20,718
8,434	Sterling Bancorp	162,270
2,757	SunTrust Banks, Inc.	163,821
752	SVB Financial Group (a)	175,502
4,467	Synovus Financial Corp.	158,221
5,538	TCF Financial Corp.	122,722
2,783	Texas Capital Bancshares, Inc. (a)	162,165
729	The Bancorp, Inc. (a)	6,182
1,692	Trustmark Corp.	53,349
931	UMB Financial Corp.	59,919
7,214	Umpqua Holdings Corp.	127,543
1,425	Union Bankshares Corp.	44,973
2,002	United Bankshares, Inc.	70,811
2,226	United Community Banks, Inc.	57,253
378	Univest Corp. of Pennsylvania	8,879
10,456	Valley National Bancorp	105,710
1,206	Veritex Holdings, Inc. (a)	31,911
2,769	Webster Financial Corp.	149,194
3,631	Western Alliance Bancorp (a)	160,781
2,094	Wintrust Financial Corp.	148,967
3,462	Zions Bancorp	164,757
		8,740,851
Insurance Carriers and Related Activities - 0.1%
1,797	Hilltop Holdings, Inc.	33,083
Management of Companies and Enterprises - 2.2%
1,423	Ameris Bancorp	54,003
2,226	Banc of California, Inc.	32,455
1,179	Berkshire Hills Bancorp, Inc.	32,128
2,429	Boston Private Financial Holdings, Inc.	28,176
1,218	Brookline Bancorp, Inc.	18,112
198	City Holding Co.	14,193
1,563	Cullen/Frost Bankers, Inc.	152,049
193	Equity Bancshares, Inc. (a)	6,128
1,047	First Foundation, Inc. (a)	15,213
1,101	First Interstate BancSystem, Inc.	42,851
454	Franklin Financial Network, Inc. (a)	14,469
562	National Bank Holdings Corp.	17,961
988	Renasant Corp.	35,094
662	ServisFirst Bancshares, Inc.	22,342
1,649	Simmons First National Corp.	40,796
892	Triumph Bancorp, Inc. (a)	27,170
		553,140
Monetary Authorities-Central Bank - 0.1%
355	Westamerica Bancorp	22,244
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.2%
249	CBTX, Inc.	8,030
168	QCR Holdings, Inc.	5,756
1,141	TriState Capital Holdings, Inc. (a)	23,231
		37,017
	TOTAL COMMON STOCKS (Cost $10,790,943)	$9,386,335

SHORT TERM INVESTMENTS - 23.3%
Money Market Funds - 23.3%
5,762,520	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (b)	$5,762,520
	TOTAL SHORT TERM INVESTMENTS (Cost $5,762,520)	$5,762,520

	TOTAL INVESTMENTS (Cost $16,553,463) - 61.2% (c)	$15,148,855
	Other Assets in Excess of Liabilities - 38.8%	9,588,289
	TOTAL NET ASSETS - 100.0%	$24,737,144

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	Represents annualized seven-day yield at January 31, 2019.
(c)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,891,037

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Regional Banks Select Industry Index	2.8533% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2019	30,749	$44,227,517	$6,805,519
Total return of S&P Regional Banks Select Industry Index	2.8633% representing 1 month LIBOR rate + spread	Citibank N.A.	12/24/2019	8,258	13,440,487	276,286
					$57,668,004	$7,081,805

Direxion Daily Regional Banks Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 81.6%
Money Market Funds - 81.6%
1,312,219	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$1,312,219
	TOTAL SHORT TERM INVESTMENTS (Cost $1,312,219) (b)	$1,312,219

	TOTAL INVESTMENTS (Cost $1,312,219) - 81.6%	$1,312,219
	Other Assets in Excess of Liabilities - 18.4%	295,419
	TOTAL NET ASSETS - 100.0%	$1,607,638

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,312,219.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.9233% representing 1 month LIBOR rate + spread	Total return of S&P Regional Banks Select Industry Index	Credit Suisse International	12/13/2019	1,044	$1,560,524	$(172,149)
2.4133% representing 1 month LIBOR rate + spread	Total return of S&P Regional Banks Select Industry Index	Citibank N.A.	12/16/2019	197	327,025	(380)
2.5433% representing 1 month LIBOR rate + spread	Total return of S&P Regional Banks Select Industry Index	UBS Securities LLC	2/20/2019	1,661	2,964,837	206,401
					$4,852,386	$33,872

Direxion Daily Retail Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 61.9%
Administrative and Support Services - 0.7%
74	Booking Holdings, Inc. (a)	$135,628
Apparel Manufacturing - 1.4%
6,459	Guess?, Inc.	126,015
5,880	Zumiez, Inc. (a)	149,411
		275,426
Broadcasting (except Internet) - 0.7%
6,584	Qurate Retail, Inc. (a)	143,202
Clothing and Clothing Accessories Stores - 15.3%
6,993	Abercrombie & Fitch Co. Class A	151,538
7,268	American Eagle Outfitters, Inc.	153,500
42,422	Ascena Retail Group, Inc. (a)	103,934
7,834	Boot Barn Holdings, Inc. (a)	183,551
4,669	Caleres, Inc.	139,323
23,227	Chicos FAS, Inc.	134,717
1,425	Childrens Place Retail Stores, Inc.	137,883
5,668	DSW, Inc. Class A	154,453
23,683	Express, Inc. (a)	125,520
2,683	Foot Locker, Inc.	149,953
4,966	Gap, Inc.	126,335
3,077	Genesco, Inc. (a)	139,019
4,286	L Brands, Inc.	119,322
2,719	Nordstrom, Inc.	126,189
1,669	Ross Stores, Inc.	153,748
4,048	Shoe Carnival, Inc. (b)	149,290
4,051	Signet Jewelers Ltd.	98,682
9,127	Tailored Brands, Inc.	115,274
6,959	The Buckle, Inc. (b)	120,878
3,993	The Cato Corp.	59,296
1,600	Tiffany & Co.	141,968
2,923	TJX Companies, Inc.	145,361
3,977	Urban Outfitters, Inc. (a)	128,457
		3,058,191
Data Processing, Hosting and Related Services - 0.7%
3,590	Shutterstock, Inc.	143,636
Electronics and Appliance Stores - 2.0%
2,388	Best Buy Co., Inc.	141,465
6,447	Conn’s, Inc. (a)(b)	135,000
10,357	GameStop Corp. Class A (b)	117,449
		393,914
Food and Beverage Stores - 2.3%
1,669	Grubhub, Inc. (a)	134,188
679	Ingles Markets, Inc.	19,379
4,471	Kroger Co.	126,663
5,514	Sprouts Farmers Market, Inc. (a)	132,226
978	Weis Markets, Inc.	47,452
		459,908
Food Services and Drinking Places - 1.3%
984	Casey’s General Stores, Inc.	126,621
1,278	Wayfair, Inc. (a)	139,890
		266,511
General Merchandise Stores - 10.6%
4,638	Big Lots, Inc.	146,282
5,847	BJ’s Wholesale Club Holdings, Inc. (a)	153,835
834	Burlington Stores, Inc. (a)	143,206
639	Costco Wholesale Corp.	137,149
2,148	Dillard’s, Inc. Class A	143,465
1,257	Dollar General Corp.	145,095
1,539	Dollar Tree, Inc. (a)	149,021
1,321	Five Below, Inc. (a)	163,447
110,128	J.C. Penney Co., Inc. (a)(b)	145,369
2,158	Kohl’s Corp.	148,233
4,319	Macy’s, Inc.	113,590
2,043	PriceSmart, Inc.	125,134
1,968	Target Corp.	143,664
1,481	Tractor Supply Co.	126,477
1,438	Wal-Mart Stores, Inc.	137,804
		2,121,771

Health and Personal Care Stores - 3.3%
5,828	Petmed Express, Inc. (b)	138,007
147,754	Rite Aid Corp. (a)	118,691
7,086	Sally Beauty Holdings, Inc. (a)	122,021
534	Ulta Salon, Cosmetics & Fragrance, Inc. (a)	155,885
1,678	Walgreens Boots Alliance Inc.	121,252
		655,856
Miscellaneous Manufacturing - 0.7%
4,427	National Vision Holdings, Inc. (a)	140,601
Miscellaneous Store Retailers - 4.4%
2,431	ETSY, Inc. (a)	132,854
48,055	Office Depot, Inc.	141,762
1,989	Ollie’s Bargain Outlet Holdings, Inc. (a)	155,480
14,270	Party City Holdings Inc. (a)(b)	157,541
8,118	Rent-A-Center, Inc. (a)	142,065
818	Stamps.Com., Inc. (a)	152,214
		881,916
Motor Vehicle and Parts Dealers - 8.7%
807	Advance Auto Parts, Inc.	128,474
854	America’s Car-Mart, Inc. (a)	59,746
1,993	Asbury Automotive Group, Inc. (a)	140,806
3,959	AutoNation, Inc. (a)	153,411
152	AutoZone, Inc. (a)	128,796
2,158	CarMax, Inc. (a)	126,847
4,110	Carvana Co. (a)(b)	152,687
2,609	Group 1 Automotive, Inc.	159,227
1,911	Lithia Motors, Inc. Class A	169,983
3,347	MarineMax, Inc. (a)	59,510
1,746	Murphy USA, Inc. (a)	128,418
379	O’Reilly Automotive, Inc. (a)	130,626
3,401	Penske Automotive Group, Inc.	159,439
2,493	Sonic Automotive, Inc.	38,143
		1,736,113
Nonstore Retailers - 4.4%
83	Amazon.com, Inc. (a)	142,655
4,572	eBay, Inc. (a)	153,848
2,919	Lands’ End, Inc. (a)(b)	52,250
3,197	Liberty Expedia Holdings, Inc. (a)	131,045
3,016	Nutrisystem, Inc.	130,924
7,674	Overstock.com, Inc. (a)(b)	133,144
6,494	Stitch Fix, Inc. (a)(b)	145,790
		889,656
Professional, Scientific, and Technical Services - 1.1%
42,086	Groupon, Inc. (a)	158,664
6,559	Quotient Technology, Inc. (a)	65,590
		224,254
Publishing Industries (except Internet) - 0.7%
3,052	Shutterfly, Inc. (a)	140,270
Repair and Maintenance - 0.6%
1,763	Monro Muffler Brake, Inc.	126,337
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.6%
8,917	Camping World Holdings, Inc. (b)	126,443
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 1.7%
13,680	BARNES & NOBLE, Inc.	82,490
3,818	Dick’s Sporting Goods, Inc.	134,814
8,996	The Michaels Companies, Inc. (a)	124,684
		341,988
Support Activities for Transportation - 0.7%
1,116	Expedia, Inc.	133,083
	TOTAL COMMON STOCKS
	(Cost $14,143,680)	$12,394,705

SHORT TERM INVESTMENTS - 20.6%
Money Market Funds - 20.6%
648,370	Dreyfus Government Cash Management Institutional Shares, 2.30% (c)(d)	$648,370
3,480,924	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (c)	3,480,924
	TOTAL SHORT TERM INVESTMENTS (Cost $4,129,294)	$4,129,294

TOTAL INVESTMENTS (Cost $18,272,974) - 82.5% (e)	$16,523,999
Other Assets in Excess of Liabilities - 17.5%	3,502,747
TOTAL NET ASSETS - 100.0%	$20,026,746

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,181,463.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019
Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Retail Select Industry® Index	2.8633% representing 1 month LIBOR rate + spread	UBS Securities LLC	10/22/2019	4,143	$18,850,656	$144,155
Total return of S&P Retail Select Industry® Index	2.8633% representing 1 month LIBOR rate + spread	Credit Suisse International	12/12/2019	6,252	26,528,594	2,103,154
					$45,379,250	$2,247,309

Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 47.2%
247,580	Global X Robotics & Artificial Intelligence ETF	$4,570,327
	TOTAL INVESTMENT COMPANIES (Cost $4,423,133)	$4,570,327

SHORT TERM INVESTMENTS - 19.2%
Money Market Funds - 19.2%
1,859,583	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$1,859,583
	TOTAL SHORT TERM INVESTMENTS (Cost $1,859,583)	$1,859,583

	TOTAL INVESTMENTS (Cost $6,282,716) - 66.4% (b)	$6,429,910
	Other Assets in Excess of Liabilities - 33.6%	3,252,345
	TOTAL NET ASSETS - 100.0%	$9,682,255

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)	Represents annualized seven-day yield at January 31, 2019.
(b)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,739,340.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	3.1633% representing 1 month LIBOR rate + spread	Citibank N.A.	12/16/2019	126,501	$2,163,730	$166,762
Total return of Indxx Global Robotics and Artificial Intelligence Thematic Index	3.0560% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/17/2019	1,199,428	21,922,235	203,080
					$24,085,965	$369,842

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 20.7%
Ambulatory Health Care Services - 1.7%
96,381	Array BioPharma, Inc. (a)	$1,799,433
36,505	CareDx, Inc. (a)	1,023,235
17,510	Genomic Health, Inc. (a)	1,327,433
66,336	Invitae Corp. (a)	934,011
11,822	Kura Oncology, Inc. (a)	187,970
11,096	Loxo Oncology, Inc. (a)	2,603,122
15,237	Solid Biosciences, Inc. (a)	383,515
35,822	Spark Therapeutics, Inc. (a)(b)	1,713,008
		9,971,727
Chemical Manufacturing - 14.7%
17,972	AbbVie, Inc.	1,442,972
87,105	ACADIA Pharmaceuticals, Inc. (a)	1,984,252
21,428	Acceleron Pharma, Inc. (a)	908,547
73,302	Achillion Pharmaceuticals, Inc. (a)	160,531
46,692	Acorda Therapeutics, Inc. (a)	776,488
29,872	Agios Pharmaceuticals, Inc. (a)(b)	1,601,139
29,350	Akebia Therapeutics, Inc. (a)	161,719
51,154	Alder BioPharmaceuticals, Inc. (a)(b)	720,248
14,065	Alexion Pharmaceuticals, Inc. (a)	1,729,432
46,877	Alkermes PLC (a)	1,540,847
5,927	Allakos, Inc. (a)(b)	236,784
19,960	Alnylam Pharmaceuticals, Inc. (a)	1,667,259
43,312	AMAG Pharmaceuticals, Inc. (a)	709,017
146,424	Amicus Therapeutics, Inc. (a)	1,762,945
31,317	Arena Pharmaceuticals, Inc. (a)	1,439,643
82,297	ArQule, Inc. (a)	304,499
25,186	BioCryst Pharmaceuticals, Inc. (a)	218,615
16,548	BioMarin Pharmaceutical, Inc. (a)	1,624,517
14,875	bluebird bio, Inc. (a)	1,984,771
21,056	Blueprint Medicines Corp. (a)	1,517,927
45,522	Cara Therapeutics, Inc. (a)	694,211
22,564	Celgene Corp. (a)	1,996,011
74,124	Clovis Oncology, Inc. (a)(b)	1,879,785
51,550	Coherus BioSciences, Inc. (a)	693,863
16,003	Cytokinetics, Inc. (a)	112,501
21,113	CytomX Therapeutics, Inc. (a)	358,499
13,145	Deciphera Pharmaceuticals, Inc. (a)	353,206
17,546	Denali Therapeutics, Inc. (a)	334,427
34,335	Dicerna Pharmaceuticals, Inc. (a)	353,994
52,804	Dynavax Technologies Corp. (a)(b)	581,900
16,304	Eagle Pharmaceuticals, Inc. (a)	689,007
20,937	Emergent Biosolutions, Inc. (a)	1,306,259
15,529	Enanta Pharmaceuticals, Inc. (a)	1,233,468
46,633	Epizyme, Inc. (a)	476,589
32,089	Esperion Therapeutics, Inc. (a)(b)	1,490,534
35,147	FibroGen, Inc. (a)	1,994,592
19,232	Five Prime Therapeutics, Inc. (a)	216,360
45,900	Flexion Therapeutics, Inc. (a)(b)	674,271
23,887	G1 Therapeutics, Inc. (a)	510,943
23,464	Gilead Sciences, Inc.	1,642,715
50,318	Halozyme Therapeutics, Inc. (a)	814,145
61,646	Heron Therapeutics, Inc. (a)	1,658,277
160,289	Immunogen, Inc. (a)	841,517
82,169	Immunomedics, Inc. (a)(b)	1,215,280
23,244	Incyte Corp. (a)	1,873,234
54,144	Inovio Pharmaceuticals, Inc. (a)	271,261
54,986	Insmed, Inc. (a)(b)	1,336,710
47,888	Intellia Therapeutics, Inc. (a)(b)	677,136
14,236	Intercept Pharmaceuticals, Inc. (a)(b)	1,718,001
29,058	Ionis Pharmaceuticals, Inc. (a)	1,685,364

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

46,163	Karyopharm Therapeutics, Inc. (a)	391,001
25,459	Lexicon Pharmaceuticals, Inc. (a)(b)	120,421
11,262	Ligand Pharmaceuticals, Inc. (a)	1,330,042
18,166	MacroGenics, Inc. (a)	213,087
13,955	Madrigal Pharmaceuticals, Inc. (a)	1,615,431
46,018	Momenta Pharmaceuticals, Inc. (a)	545,773
49,402	Myriad Genetics, Inc. (a)	1,392,642
21,560	Neurocrine Biosciences, Inc. (a)	1,902,023
216,655	Novavax, Inc. (a)(b)	506,973
278,160	OPKO Health, Inc. (a)	1,023,629
70,475	PDL BioPharma, Inc. (a)	224,111
78,559	Portola Pharmaceuticals, Inc. (a)(b)	2,128,949
90,439	Progenics Pharmaceuticals, Inc. (a)	400,645
23,375	Prothena Corp. PLC (a)	274,656
45,755	PTC Therapeutics, Inc. (a)	1,424,353
68,156	Puma Biotechnology, Inc. (a)	1,900,189
44,799	Radius Health, Inc. (a)	818,478
4,035	Regeneron Pharmaceuticals, Inc. (a)	1,732,104
33,650	REGENXBIO, Inc. (a)	1,479,254
23,281	Repligen Corp. (a)	1,327,250
135,787	Rigel Pharmaceuticals, Inc. (a)	293,300
15,089	Sage Therapeutics, Inc. (a)(b)	2,151,541
12,885	Sarepta Therapeutics, Inc. (a)	1,800,163
25,440	Seattle Genetics, Inc. (a)	1,944,379
96,508	Spectrum Pharmaceuticals, Inc. (a)	1,080,890
15,649	Stemline Therapeutics, Inc. (a)	173,078
94,970	TG Therapeutics, Inc. (a)(b)	389,377
33,471	Ultragenyx Pharmaceutical, Inc. (a)	1,650,790
14,270	United Therapeutics Corp. (a)	1,645,759
30,416	Vanda Pharmaceuticals, Inc. (a)	825,186
223,142	Verastem, Inc. (a)(b)	731,906
9,055	Vertex Pharmaceuticals, Inc. (a)	1,728,690
14,930	Xencor, Inc. (a)	538,973
		87,881,255
Credit Intermediation and Related Activities - 0.1%
19,133	Retrophin, Inc. (a)	412,507
Merchant Wholesalers, Nondurable Goods - 0.8%
33,833	Aimmune Therapeutics, Inc. (a)(b)	795,752
27,076	Atara Biotherapeutics, Inc. (a)	1,028,888
36,419	Global Blood Therapeutics, Inc. (a)	1,744,834
171,147	Viking Therapeutics, Inc. (a)(b)	1,396,560
76,168	ZIOPHARM Oncology, Inc. (a)(b)	170,616
		5,136,650
Miscellaneous Manufacturing - 0.4%
34,294	Mirati Therapeutics, Inc. (a)(b)	2,266,148
Pharmaceuticals, Biotechnology & Life Sciences - 0.0% (†)
6,925	Rhythm Pharmaceuticals, Inc. (a)(b)	184,205
Professional, Scientific, and Technical Services - 2.8%
8,017	Amgen, Inc.	1,500,061
22,133	AnaptysBio, Inc. (a)(b)	1,467,861
11,874	Apellis Pharmaceuticals, Inc. (a)	166,236
97,624	Arrowhead Pharmaceuticals, Inc. (a)(b)	1,378,451
16,813	Athenex, Inc. (a)	197,553
4,902	Biogen, Inc. (a)	1,636,190
15,063	Biohaven Pharmaceutical Holding Co. Ltd (a)	573,750
38,347	Editas Medicine, Inc. (a)	833,280
22,522	Exact Sciences Corp. (a)	2,028,782
73,200	Exelixis, Inc. (a)	1,725,324
28,713	Fate Therapeutics, Inc. (a)	434,715
19,362	GlycoMimetics, Inc. (a)	216,854
99,211	Intrexon Corp. (a)(b)	759,956
79,843	Ironwood Pharmaceuticals, Inc. Class A (a)	1,090,655
47,641	Natera, Inc. (a)	647,441
118,979	Sangamo Therapeutics, Inc. (a)	1,390,865
126,741	Sorrento Therapeutics, Inc. (a)(b)	261,086
36,867	Vericel Corp. (a)	634,112
		16,943,172

Direxion Daily S&P Biotech Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Support Activities for Transportation - 0.1%
76,817	Iovance Biotherapeutics, Inc. (a)	702,876
Waste Management and Remediation Services - 0.1%
29,426	Audentes Therapeutics, Inc. (a)	729,765
	TOTAL COMMON STOCKS
	(Cost $123,382,720)	$124,228,305

SHORT TERM INVESTMENTS - 40.7%
Money Market Funds - 40.7%
29,996,453	Dreyfus Government Cash Management Institutional Shares, 2.30% (c)(d)	$29,996,453
213,876,838	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (c)	213,876,838
	TOTAL SHORT TERM INVESTMENTS (Cost $243,873,291)	$243,873,291

	TOTAL INVESTMENTS (Cost $367,256,011) - 61.4% (e)	$368,101,596
	Other Assets in Excess of Liabilities - 38.6%	231,436,671
	TOTAL NET ASSETS - 100.0%	$599,538,267

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†)	Less than 0.05%.
(a)	Non-income producing security.
(b)	A portion of this security represents a security on loan.
(c)	Represents annualized seven-day yield at January 31, 2019.
(d)	All or a portion of this security represents an investment of securities lending collateral.
(e)	All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $246,729,138.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of S&P Biotechnology Select Industry Index	2.6533% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/13/2019	187,272	$1,000,897,389	$214,205,956
Total return of S&P Biotechnology Select Industry Index	2.0733% representing 1 month LIBOR rate + spread	Citibank N.A.	12/23/2019	55,175	343,167,577	15,314,782
Total return of S&P Biotechnology Select Industry Index	2.5030% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	2/25/2020	15,000	93,366,970	4,052,735
					$1,437,431,936	$233,573,473

Direxion Daily S&P Biotech Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 58.6%
Money Market Funds - 58.6%
66,681,494	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$66,681,494
	TOTAL SHORT TERM INVESTMENTS (Cost $66,681,494) (b)	$66,681,494

	TOTAL INVESTMENTS (Cost $66,681,494) - 58.6%	$66,681,494
	Other Assets in Excess of Liabilities - 41.4%	47,160,254
	TOTAL NET ASSETS - 100.0%	$113,841,748

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $66,681,494.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.3633% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	UBS Securities LLC	9/18/2019	25,452	$156,850,207	$(8,187,580)
1.7633% representing 1 month LIBOR rate + spread	Total return of S&P Biotechnology Select Industry Index	Citibank N.A.	12/13/2019	27,061	170,318,446	(5,649,759)
					$327,168,653	$(13,837,339)

Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 12.2%
Electronics and Appliance Stores - 0.0% (†)
374	REX American Resources Corp. (a)	$27,276
Funds, Trusts, and Other Financial Vehicles - 0.1%
20,347	Magnolia Oil & Gas Corp. (a)	244,978
Gasoline Stations - 0.2%
13,835	Delek US Holdings, Inc.	449,776
Mining (except Oil and Gas) - 0.2%
42,712	CNX Resources Corp. (a)	518,524
14,322	Ring Energy, Inc. (a)	84,213
		602,737
Nonstore Retailers - 0.1%
7,236	World Fuel Services Corp.	180,104
Oil and Gas Extraction - 8.5%
10,355	Anadarko Petroleum Corp.	490,102
17,418	Apache Corp.	571,659
4,135	Bonanza Creek Energy, Inc. (a)	95,312
22,617	Cabot Oil & Gas Corp.	564,294
25,133	California Resources Corp. (a)	506,430
75,053	Callon Petroleum Co. (a)	610,931
42,122	Carrizo Oil & Gas, Inc. (a)	517,258
226,163	Chesapeake Energy Corp. (a)(b)	644,565
7,680	Cimarex Energy Co.	578,611
16,307	Clean Energy Fuels Corp. (a)	30,983
4,585	Concho Resources, Inc. (a)	549,466
11,523	Continental Resources, Inc. (a)	532,017
253,349	Denbury Resources, Inc. (a)	514,298
20,380	Devon Energy Corp.	543,127
5,689	Diamondback Energy, Inc.	586,650
5,255	EOG Resources, Inc.	521,296
27,171	EQT Corp.	529,019
79,395	Extraction Oil & Gas, Inc. (a)(b)	312,816
9,623	Green Plains, Inc.	136,743
57,613	Gulfport Energy Corp. (a)	483,373
133,292	Halcon Resources Corp. (a)(b)	218,599
47,528	HighPoint Resources Corp. (a)	133,078
19,474	Jagged Peak Energy, Inc. (a)	205,061
63,077	Kosmos Energy Ltd. (a)	323,585
133,401	Laredo Petroleum, Inc. (a)	506,924
30,335	Matador Resources Co. (a)	591,533
35,838	Newfield Exploration Co. (a)	655,119
24,166	Noble Energy, Inc.	539,868
88,203	Northern Oil and Gas, Inc. (a)	223,154
89,471	Oasis Petroleum, Inc. (a)	538,615
8,088	Occidental Petroleum Corp.	540,117
3,868	Par Pacific Holdings, Inc. (a)	62,894
32,068	Parsley Energy, Inc. (a)	595,823
17,037	PDC Energy, Inc. (a)	554,895
6,066	Phillips 66	578,757
3,831	Pioneer Natural Resources Co.	545,228
75,302	QEP Resources, Inc. (a)	622,748
44,870	Range Resources Corp.	494,916
11,782	Renewable Energy Group, Inc. (a)	340,500
6,737	Resolute Energy Corp. (a)(b)	220,502
31,542	SM Energy Co.	618,854
138,675	Southwestern Energy Co. (a)	606,010
2,913	Talos Energy, Inc. (a)	55,638
23,915	Tellurian, Inc. (a)(b)	239,150
62,609	W&T Offshore, Inc. (a)	315,549
18,744	Whiting Petroleum Corp. (a)	536,641
25,008	WildHorse Resource Development Corp. (a)(b)	424,386
43,638	WPX Energy, Inc. (a)	535,002
		21,142,096
Petroleum and Coal Products Manufacturing - 2.0%
4,631	Chevron Corp.	530,944
9,818	CVR Energy, Inc.	394,193
6,965	Exxon Mobil Corp.	510,396
9,765	HollyFrontier Corp.	550,160
35,042	Marathon Oil Corp.	553,313
8,808	Marathon Petroleum Corp.	583,618
19,123	Murphy Oil Corp.	523,014
16,347	PBF Energy, Inc.	598,627
7,178	Valero Energy Corp.	630,372
		4,874,637
Printing and Related Support Activities - 0.2%
41,424	Centennial Resource Development, Inc. (a)(b)	545,554
Support Activities for Mining - 0.9%
46,584	Antero Resources Corp. (a)	468,635
8,184	ConocoPhillips	553,975
10,354	Hess Corp.	559,116
3,667	Penn Virginia Corp. (a)	192,371
74,593	SRC Energy, Inc. (a)	366,997
		2,141,094
	TOTAL COMMON STOCKS
	(Cost $30,223,562)	$30,208,252

SHORT TERM INVESTMENTS - 52.3%
Money Market Funds - 52.3%
1,501,421	Dreyfus Government Cash Management Institutional Shares, 2.30% (c)(d)	$1,501,421
128,468,711	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (c)	128,468,711
	TOTAL SHORT TERM INVESTMENTS (Cost $129,970,132)	$129,970,132

	TOTAL INVESTMENTS (Cost $160,193,694) - 64.5% (e)	$160,178,384
	Other Assets in Excess of Liabilities - 35.5%	88,278,600
	TOTAL NET ASSETS - 100.0%	$248,456,984

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(†) Less than 0.05%.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at January 31, 2019.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $134,142,391.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	2.4233% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2019	37,985	$178,021,312	$(1,379,534)
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	2.9233% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	60,139	252,584,888	26,539,416
Total return of S&P Oil & Gas Exploration & Production Select Industry Index	2.1833% representing 1 month LIBOR rate + spread	Citibank N.A.	12/23/2019	55,548	252,369,812	5,840,117
					$682,976,012	$30,999,999

Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 56.2%
Money Market Funds - 56.2%
25,199,918	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$25,199,918
	TOTAL SHORT TERM INVESTMENTS (Cost $25,199,918) (b)	$25,199,918

	TOTAL INVESTMENTS (Cost $25,199,918) - 56.2%	$25,199,918
	Other Assets in Excess of Liabilities - 43.8%	19,626,200
	TOTAL NET ASSETS - 100.0%	$44,826,118

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $25,199,918.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.3833% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Credit Suisse International	12/9/2019	6,584	$30,814,347	$261,052
2.1633% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	UBS Securities LLC	12/9/2019	15,933	73,462,134	(669,558)
1.7633% representing 1 month LIBOR rate + spread	Total return of S&P Oil & Gas Exploration & Production Select Industry Index	Citibank N.A.	12/13/2019	6,380	28,560,415	(1,105,742)
					$132,836,896	$(1,514,248)

Direxion Daily Semiconductor Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 69.8%
Computer and Electronic Product Manufacturing - 59.1%
704,892	Advanced Micro Devices, Inc. (a)	$17,206,414
163,342	Analog Devices, Inc.	16,147,990
126,489	Broadcom, Inc.	33,930,674
74,503	Cree, Inc. (a)	3,757,186
262,926	Cypress Semiconductor Corp.	3,646,784
608,967	Intel Corp.	28,694,525
478,294	Marvell Technology Group Ltd.	8,862,788
201,259	Maxim Integrated Products, Inc.	10,922,326
38,882	Mellanox Technologies Ltd. (a)	3,631,968
171,817	Microchip Technology, Inc. (b)	13,808,932
389,370	Micron Technology, Inc. (a)	14,881,721
39,222	MKS Instruments, Inc.	3,201,692
30,816	Monolithic Power Systems, Inc.	3,900,073
183,737	NVIDIA Corp.	26,412,194
180,089	NXP Semiconductors NV	15,673,146
305,770	ON Semiconductor Corp. (a)	6,127,631
90,735	Qorvo, Inc. (a)	5,930,439
515,413	Qualcomm, Inc.	25,523,252
26,212	Silicon Motion Technology, Corp. ADR (Taiwan)	1,021,482
128,962	Skyworks Solutions, Inc.	9,419,384
399,421	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	15,026,218
130,213	Teradyne, Inc.	4,686,366
300,743	Texas Instruments, Inc.	30,278,805
162,350	Xilinx, Inc.	18,173,459
		320,865,449
Machinery Manufacturing - 7.5%
402,731	Applied Materials, Inc.	15,738,728
49,281	ASML Holding NV ADR (Netherlands)	8,625,653
95,657	Lam Research Corp.	16,221,514
		40,585,895
Merchant Wholesalers, Durable Goods - 2.8%
102,677	Entegris, Inc.	3,393,475
111,198	KLA-Tencor Corp.	11,850,371
		15,243,846
Primary Metal Manufacturing - 0.4%
31,337	Silicon Laboratories, Inc. (a)	2,397,280
	TOTAL COMMON STOCKS (Cost $378,277,230)	$379,092,470

SHORT TERM INVESTMENTS - 15.2%
Money Market Funds - 15.2%
54,340,004	Dreyfus Government Cash Management Institutional Shares, 2.30% (c)(d)	$54,340,004
27,881,722	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (c)	27,881,722
	TOTAL SHORT TERM INVESTMENTS (Cost $82,221,726)	$82,221,726

	TOTAL INVESTMENTS (Cost $460,498,956) - 85.0% (e)	$461,314,196
	Other Assets in Excess of Liabilities - 15.0%	81,626,706
	TOTAL NET ASSETS - 100.0%	$542,940,902

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  A portion of this security represents a security on loan.

(c)  Represents annualized seven-day yield at January 31, 2019.

(d)  All or a portion of this security represents an investment of securities lending collateral.

(e)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $436,249,053.

ADR - American Depository Receipt

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of PHLX Semiconductor Sector Index	2.5030% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	9/25/2019	187,000	$217,346,992	$20,220,683
Total return of PHLX Semiconductor Sector Index	2.9333% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/5/2019	417,434	446,400,162	83,657,114
Total return of PHLX Semiconductor Sector Index	2.7818% representing 1 month LIBOR rate + spread	Citibank N.A.	12/18/2019	354,022	453,267,334	(2,794,324)
Total return of PHLX Semiconductor Sector Index	2.5000% representing 1 month LIBOR rate + spread	Credit Suisse International	12/19/2019	24,000	30,752,476	(211,631)
					$1,147,766,964	$100,871,842

Direxion Daily Semiconductor Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.5%
Money Market Funds - 73.5%
92,406,498	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$92,406,498
	TOTAL SHORT TERM INVESTMENTS (Cost $92,406,498) (b)	$92,406,498

	TOTAL INVESTMENTS (Cost $92,406,498) - 73.5%	$92,406,498
	Other Assets in Excess of Liabilities - 26.5%	33,238,460
	TOTAL NET ASSETS - 100.0%	$125,644,958

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $92,406,498.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.5433% representing 1 month LIBOR rate + spread	Total return of PHLX Semiconductor Sector Index	Citibank N.A.	12/24/2019	296,314	$358,991,342	$(17,879,141)

Direxion Daily Technology Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 70.3%
5,788,586	Technology Select Sector SPDR Fund	$383,667,480
	TOTAL INVESTMENT COMPANIES (Cost $360,850,526)	$383,667,480

SHORT TERM INVESTMENTS - 21.9%
Money Market Funds - 21.9%
54,102,478	Dreyfus Government Cash Management Institutional Shares, 2.30% (a)	$54,102,478
65,533,209	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	65,533,209
	TOTAL SHORT TERM INVESTMENTS (Cost $119,635,687)	$119,635,687

	TOTAL INVESTMENTS (Cost $480,486,213) - 92.2% (b)	$503,303,167
	Other Assets in Excess of Liabilities - 7.8%	42,212,433
	TOTAL NET ASSETS - 100.0%	$545,515,600

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $473,477,167.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Total return of Technology Select Sector Index	3.1133% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	983,763	$627,414,528	$25,913,923
Total return of Technology Select Sector Index	2.9333% representing 1 month LIBOR rate + spread	Citibank N.A.	12/13/2019	281,650	179,048,685	8,060,849
Total return of Technology Select Sector Index	2.9033% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/15/2019	302,775	203,092,304	(1,762,488)
Total return of Technology Select Sector Index	2.9030% representing 1 month LIBOR rate + spread	Bank of America Merrill Lynch	3/27/2020	313,053	198,639,106	12,392,398
					$1,208,194,623	$44,604,682

Direxion Daily Technology Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 70.4%
Money Market Funds - 70.4%
4,780,000	Dreyfus Government Cash Management Institutional Shares, 2.30% (a)	$4,780,000
21,391,260	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	21,391,260
	TOTAL SHORT TERM INVESTMENTS (Cost $26,171,260) (b)	$26,171,260

	TOTAL INVESTMENTS (Cost $26,171,260) - 70.4%	$26,171,260
	Other Assets in Excess of Liabilities - 29.6%	10,986,556
	TOTAL NET ASSETS - 100.0%	$37,157,816

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $26,171,260.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.6433% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	UBS Securities LLC	12/3/2019	21,452	$13,370,817	$(914,705)
2.7233% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Credit Suisse International	12/10/2019	73,258	47,370,821	(1,307,985)
2.5633% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Citibank N.A.	12/13/2019	40,508	25,029,140	(1,901,200)
2.5030% representing 1 month LIBOR rate + spread	Total return of Technology Select Sector Index	Bank of America Merrill Lynch	6/25/2020	32,166	20,964,187	(455,396)
					$106,734,965	$(4,579,286)

Direxion Daily Transportation Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 56.5%
Air Transportation - 10.7%
4,180	Alaska Air Group, Inc.	$267,311
4,180	American Airlines Group, Inc.	149,518
4,180	Delta Air Lines, Inc.	206,617
4,180	JetBlue Airways Corp. (a)	75,198
4,180	Southwest Airlines Co.	237,257
4,180	United Continental Holdings, Inc. (a)	364,789
		1,300,690
Couriers and Messengers - 9.7%
4,180	FedEx Corp.	742,243
4,180	United Parcel Service, Inc. Class B	440,572
		1,182,815
Miscellaneous Manufacturing - 1.2%
4,180	Matson, Inc.	140,072
Rail Transportation - 17.0%
4,180	CSX Corp.	274,626
4,180	Kansas City Southern Railway Co.	442,035
4,180	Norfolk Southern Corp.	701,153
4,180	Union Pacific Corp.	664,913
		2,082,727
Rental and Leasing Services - 2.9%
4,180	Avis Budget Group, Inc. (a)	111,355
4,180	Ryder System, Inc.	242,064
		353,419
Support Activities for Transportation - 5.3%
4,180	C.H. Robinson Worldwide, Inc.	362,698
4,180	Expeditors International of Washington, Inc.	289,674
		652,372
Truck Transportation - 7.1%
4,180	J.B. Hunt Transport Services, Inc.	447,427
4,180	Landstar System, Inc.	424,605
		872,032
Water Transportation - 2.6%
4,180	Kirby Corp. (a)	313,124
	TOTAL COMMON STOCKS (Cost $7,247,398)	$6,897,251

SHORT TERM INVESTMENTS - 24.5%
Money Market Funds - 24.5%
3,000,618	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23%(b)	$3,000,618
	TOTAL SHORT TERM INVESTMENTS (Cost $3,000,618)	$3,000,618

	TOTAL INVESTMENTS (Cost $10,248,016) - 81.0%(c)	$9,897,869
	Other Assets in Excess of Liabilities - 19.0%	2,326,119
	TOTAL NET ASSETS - 100.0%	$12,223,988

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Non-income producing security.

(b)  Represents annualized seven-day yield at January 31, 2019.

(c)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,335,453.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Dow Jones Transportation Average	2.9133% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/4/2019	1,586	$15,321,294	$602,063
Total return of Dow Jones Transportation Average	3.0633% representing 1 month LIBOR rate + spread	Citibank N.A.	12/9/2019	1,374	13,453,881	348,048
					$28,775,175	$950,111

Direxion Daily Utilities Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
COMMON STOCKS - 66.9%
Management of Companies and Enterprises - 1.0%
2,668	AES Corp.	$43,728
Utilities - 65.9%
950	Alliant Energy Corp.	42,246
984	Ameren Corp.	68,231
1,986	American Electric Power Co., Inc.	157,132
728	American Water Works Co., Inc.	69,648
2,019	CenterPoint Energy, Inc.	62,427
1,141	CMS Energy Corp.	59,492
1,255	Consolidated Edison, Inc.	97,451
3,075	Dominion Resources, Inc.	215,988
733	DTE Energy Co.	86,311
2,872	Duke Energy Corp.	252,104
1,313	Edison International	74,802
730	Entergy Corp.	65,109
1,061	Evergy, Inc.	60,816
1,277	Eversource Energy	88,637
3,896	Exelon Corp.	186,073
1,957	FirstEnergy Corp.	76,714
1,925	NextEra Energy, Inc.	344,536
1,463	NiSource, Inc.	39,911
1,168	NRG Energy, Inc.	47,783
452	Pinnacle West Capital Corp.	39,830
2,901	PPL Corp.	90,859
2,036	Public Service Enterprise Group, Inc.	111,064
1,102	Sempra Energy	128,912
4,145	Southern Co.	201,447
1,271	WEC Energy Group, Inc.	92,821
2,071	Xcel Energy, Inc.	108,438
		2,868,782
	TOTAL COMMON STOCKS
	(Cost $2,877,981)	$2,912,510

SHORT TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
4,060	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$4,060
	TOTAL SHORT TERM INVESTMENTS (Cost $4,060)	$4,060

	TOTAL INVESTMENTS (Cost $2,882,041) - 67.0% (b)	$2,916,570
	Other Assets in Excess of Liabilities - 33.0%	1,436,847
	TOTAL NET ASSETS - 100.0%	$4,353,417

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $2,913,311

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of Utilities Select Sector Index	2.9019% representing 1 month LIBOR rate + spread	UBS Securities LLC	12/5/2019	18,335	$10,031,516	$116,053

Direxion Daily 7-10 Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 32.6%
41,000	iShares 7-10 Year Treasury Bond ETF	$4,300,080
	TOTAL INVESTMENT COMPANIES (Cost $4,214,809)	$4,300,080

SHORT TERM INVESTMENTS - 37.5%
Money Market Funds - 37.5%
4,955,339	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$4,955,339
	TOTAL SHORT TERM INVESTMENTS (Cost $4,955,339)	$4,955,339

	TOTAL INVESTMENTS (Cost $9,170,148) - 70.1% (b)	$9,255,419
	Other Assets in Excess of Liabilities - 29.9%	3,946,655
	TOTAL NET ASSETS - 100.0%	$13,202,074

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $6,491,958.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 7-10 Year Treasury Bond ETF	2.6533% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	243,650	$25,366,251	$145,472
Total return of iShares 7-10 Year Treasury Bond ETF	1.7833% representing 1 month LIBOR rate + spread	BNP Paribas	12/18/2019	21,208	2,189,938	29,750
Total return of iShares 7-10 Year Treasury Bond ETF	1.7833% representing 1 month LIBOR rate + spread	BNP Paribas	1/15/2020	71,777	7,428,900	85,607
					$34,985,089	$260,829

Direxion Daily 7-10 Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 61.7%
Money Market Funds - 61.7%
10,468,025	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$10,468,025
	TOTAL SHORT TERM INVESTMENTS (Cost $10,468,025) (b)	$10,468,025

	TOTAL INVESTMENTS (Cost $10,468,025) - 61.7%	$10,468,025
	Other Assets in Excess of Liabilities - 38.3%	6,501,051
	TOTAL NET ASSETS - 100.0%	$16,969,076

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,468,025.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Depreciation
2.1133% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	Credit Suisse International	12/13/2019	102,184	$10,564,750	$(133,681)
1.3933% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	12/18/2019	175,000	18,070,500	(253,904)
1.3933% representing 1 month LIBOR rate + spread	Total return of iShares 7-10 Year Treasury Bond ETF	BNP Paribas	1/15/2020	208,206	21,438,847	(368,352)
					$50,074,097	$(755,937)

Direxion Daily 20+ Year Treasury Bull 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
INVESTMENT COMPANIES - 71.9%
631,629	iShares 20+ Year Treasury Bond ETF (a)	$77,039,789
	TOTAL INVESTMENT COMPANIES (Cost $77,847,374)	$77,039,789

SHORT TERM INVESTMENTS - 11.9%
Money Market Funds - 11.9%
370,508	Dreyfus Government Cash Management Institutional Shares, 2.30% (b)(c)	$370,508
12,389,828	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (b)	12,389,828
	TOTAL SHORT TERM INVESTMENTS (Cost $12,760,336)	$12,760,336

	TOTAL INVESTMENTS (Cost $90,607,710) - 83.8% (d)	$89,800,125
	Other Assets in Excess of Liabilities - 16.2%	17,334,791
	TOTAL NET ASSETS - 100.0%	$107,134,916

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  A portion of this security represents a security on loan.

(b)  Represents annualized seven-day yield at January 31, 2019.

(c)  All or a portion of this security represents an investment of securities lending collateral.

(d)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $84,025,190.

Long Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation
Total return of iShares 20+ Year Treasury Bond ETF	2.2633% representing 1 month LIBOR rate + spread	Citibank N.A.	12/9/2019	500,000	$59,800,000	$1,021,229
Total return of iShares 20+ Year Treasury Bond ETF	1.9133% representing 1 month LIBOR rate + spread	Credit Suisse International	12/13/2019	1,003,502	121,232,092	964,335
Total return of iShares 20+ Year Treasury Bond ETF	2.1633% representing 1 month LIBOR rate + spread	BNP Paribas	12/18/2019	500,000	60,590,000	240,039
					$241,622,092	$2,225,603

Direxion Daily 20+ Year Treasury Bear 3X Shares
Schedule of Investments (Unaudited)
January 31, 2019

Shares		Fair Value
SHORT TERM INVESTMENTS - 61.3%
Money Market Funds - 61.3%
149,518,678	Goldman Sachs Financial Square Treasury Instruments Fund Institutional Shares, 2.23% (a)	$149,518,678
	TOTAL SHORT TERM INVESTMENTS (Cost $149,518,678) (b)	$149,518,678

	TOTAL INVESTMENTS (Cost $149,518,678) - 61.3%	$149,518,678
	Other Assets in Excess of Liabilities - 38.7%	94,517,247
	TOTAL NET ASSETS - 100.0%	$244,035,925

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

(a)  Represents annualized seven-day yield at January 31, 2019.

(b)  All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $149,518,678.

Short Total Return Swap Contracts (Unaudited)
January 31, 2019

Terms of Payments to be Received at Termination	Terms of Payments to be Paid at Termination	Counterparty	Termination Date	Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
2.2633% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	UBS Securities LLC	12/4/2019	500,000	$61,065,839	$192,027
1.8933% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Citibank N.A.	12/9/2019	3,000,000	353,460,000	(12,245,996)
1.6633% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	Credit Suisse International	12/13/2019	902,157	108,950,643	(944,733)
1.8933% representing 1 month LIBOR rate + spread	Total return of iShares 20+ Year Treasury Bond ETF	BNP Paribas	12/18/2019	1,600,000	193,888,000	(830,653)
					$717,364,482	$(13,829,355)

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of January 31, 2019:

	Direxion All Cap Insider Sentiment Shares				Direxion Auspice Broad Commodity Strategy ETF (Consolidated)
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$639,677	$—	$—	$639,677	$45,098,175	$—	$—	$45,098,175
Common Stocks	153,422,750	—	—	153,422,750	—	—	—	—
Short Term Investments	3,126,418	—	—	3,126,418	—	—	—	—
Futures contracts*					503,303	—	—	503,303

Liability Class
Futures contracts*	—	—	—	—	(224,358)	—	—	(224,358)

	Direxion NASDAQ-100® Equal Weighted Index Shares				Direxion Zacks MLP High Income Index Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$291,352	$—	$—	$291,352	$1,185,045	$—	$—	$1,185,045
Common Stocks	169,809,711	—	—	169,809,711	—	—	—	—
Master Limited Partnerships	—	—	—	—	49,166,232	—	—	49,166,232
Short Term Investments	1,579,965	—	—	1,579,965	13,276,580	—	—	13,276,580

	Direxion FTSE Russell International Over US ETF				Direxion FTSE Russell US Over International ETF
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$705,418	$—	$—	$705,418	$691,930	$—	$—	$691,930
Investment Companies	14,768,424	—	—	14,768,424	14,855,819	—	—	14,855,819
Total Return Swap Contracts*	—	256,840	—	256,840	—	293,933	—	293,933

Liability Class
Total Return Swap Contracts*	—	(269,134)	—	(269,134)	—	(236,391)	—	(236,391)

	Direxion MSCI Cyclicals Over Defensives ETF				Direxion MSCI Defensives Over Cyclicals ETF
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$631,710	$—	$—	$631,710	$657,705	$—	$—	$657,705
Common Stocks	13,657,712	—	—	13,657,712	13,442,925	—	—	13,442,925
Total Return Swap Contracts*	—	295,443	—	295,443	—	196,033	—	196,033

Liability Class
Total Return Swap Contracts*	—	(178,073)	—	(178,073)	—	(271,955)	—	(271,955)

	Direxion MSCI Developed Over Emerging Markets ETF				Direxion MSCI Emerging Over Developed Markets ETF
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$655,776	$—	$—	$655,776	$664,326	$—	$—	$664,326
Investment Companies	13,437,720	—	—	13,437,720	13,938,096	—	—	13,938,096
Total Return Swap Contracts*	—	180,553	—	180,553	—	401,396	—	401,396

Liability Class
Total Return Swap Contracts*	—	(351,719)	—	(351,719)	—	(172,749)	—	(172,749)

	Direxion Russell 1000® Growth Over Value ETF				Direxion Russell 1000® Value Over Growth ETF
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$823,155	$—	$—	$823,155	$858,590	$—	$—	$858,590
Investment Companies	16,100,637	—	—	16,100,637	16,021,801	—	—	16,021,801
Total Return Swap Contracts*	—	339,553	—	339,553	—	280,702	—	280,702

Liability Class
Total Return Swap Contracts*	—	(256,467)	—	(256,467)	—	(310,881)	—	(310,881)

	Direxion Russell Large Over Small Cap ETF				Direxion Russell Small Over Large Cap ETF
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$651,048	$—	$—	$651,048	$667,356	$—	$—	$667,356
Investment Companies	13,597,248	—	—	13,597,248	13,594,272	—	—	13,594,272
Total Return Swap Contracts*	—	277,866	—	277,866	—	265,576	—	265,576

Liability Class
Total Return Swap Contracts*	—	(251,720)	—	(251,720)	—	(244,384)	—	(244,384)

	Direxion Daily CSI 300 China A Share Bear 1X Shares				Direxion Daily S&P 500® Bear 1X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$22,604,846	$—	$—	$22,604,846	$10,854,021	$—	$—	$10,854,021
Short Term Investments	8,210,926	—	—	8,210,926	3,696,396	—	—	3,696,396

Liability Class
Total Return Swap Contracts*	—	(1,884,363)	—	(1,884,363)	—	(1,301,842)	—	(1,301,842)

	Direxion Daily Total Bond Market Bear 1X Shares				Direxion Daily 7-10 Year Treasury Bear 1X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$2,531,252	$—	$—	$2,531,252	$1,136,207	$—	$—	$1,136,207
Short Term Investments	660,226	—	—	660,226	275,671	—	—	275,671

Liability Class
Total Return Swap Contracts*	—	(52,870)	—	(52,870)	—	(12,190)	—	(12,190)

	Direxion Daily 20+ Year Treasury Bear 1X Shares				PortfolioPlus Developed Markets ETF
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$4,320,235	$—	$—	$4,320,235	$153,717	$—	$—	$153,717
Investment Companies	—	—	—	—	17,622,540	—	—	17,622,540
Short Term Investments	894,151	—	—	894,151	2,107,739	—	—	2,107,739

Liability Class
Total Return Swap Contracts*	—	(151,757)	—	(151,757)	—	(258,530)	—	(258,530)

	PortfolioPlus Emerging Markets ETF				PortfolioPlus S&P 500® ETF
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$45,392	$—	$—	$45,392	$74,188	$—	$—	$74,188
Investment Companies	18,831,427	—	—	18,831,427	68,086,003	—	—	68,086,003
Short Term Investments	1,890,053	—	—	1,890,053	63,143	—	—	63,143
Total Return Swap Contracts*	—	394,770	—	394,770	—	1,207,169	—	1,207,169

	PortfolioPlus S&P® Mid Cap ETF				PortfolioPlus S&P® Small Cap ETF
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$183,291	$—	$—	$183,291	$60,055	$—	$—	$60,055
Investment Companies	21,421,224	—	—	21,421,224	6,292,339	—	—	6,292,339
Short Term Investments	5	—	—	5	660,506	—	—	660,506
Total Return Swap Contracts*	—	215,100	—	215,100	—	—	—	—

Liability Class
Total Return Swap Contracts*	—	—	—	—	—	(32,361)	—	(32,361)

	Direxion Daily CSI 300 China A Share Bull 2X Shares				Direxion Daily CSI China Internet Index Bull 2X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$39,485,793	$—	$—	$39,485,793	$16,837,487	$—	$—	$16,837,487
Investment Companies	14,410,781	—	—	14,410,781	16,511,414	—	—	16,511,414
Short Term Investments	35,728,473	—	—	35,728,473	27,724,216	—	—	27,724,216
Total Return Swap Contracts*	—	5,531,714	—	5,531,714	—	7,339,929	—	7,339,929

Liability Class
Total Return Swap Contracts*	—	(723,123)	—	(723,123)	—	(108,741)	—	(108,741)

	Direxion Daily High Yield Bear 2X Shares				Direxion Daily MSCI European Financials Bull 2X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$2,341,580	$—	$—	$2,341,580	$1,857,286	$—	$—	$1,857,286
Investment Companies	—	—	—	—	5,031,220	—	—	5,031,220
Short Term Investments	1,605,358	—	—	1,605,358	4,005,506	—	—	4,005,506
Total Return Swap Contracts*	—	—	—	—	—	423,096	—	423,096

Liability Class
Total Return Swap Contracts*	—	(327,426)	—	(327,426)	—	—	—	—

	Direxion Daily S&P 500® Bull 2X Shares				Direxion Daily Small Cap Bull 2X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$160,401	$—	$—	$160,401	$33,939	$—	$—	$33,939
Investment Companies	8,502,231	—	—	8,502,231	2,791,149	—	—	2,791,149
Short Term Investments	7,023	—	—	7,023	43,616	—	—	43,616
Total Return Swap Contracts*	—	127,479	—	127,479	—	99,168	—	99,168

	Direxion Daily Mid Cap Bull 3X Shares				Direxion Daily Mid Cap Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$13,173,431	$—	$—	$13,173,431	$1,307,025	$—	$—	$1,307,025
Investment Companies	47,568,634	—	—	47,568,634	—	—	—	—
Short Term Investments	13,592,232	—	—	13,592,232	2,628,672	—	—	2,628,672
Total Return Swap Contracts*	—	1,781,148	—	1,781,148	—	—	—	—

Liability Class
Total Return Swap Contracts*	—	—	—	—	—	(530,244)	—	(530,244)

	Direxion Daily S&P 500® Bull 3X Shares				Direxion Daily S&P 500® Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$143,508,621	$—	$—	$143,508,621	$165,365,245	$—	$—	$165,365,245
Investment Companies	742,558,634	—	—	742,558,634	—	—	—	—
Short Term Investments	173,877,620	—	—	173,877,620	204,968,836	—	—	204,968,836
Total Return Swap Contracts*	—	132,189,111	—	132,189,111	—	—	—	—

Liability Class
Total Return Swap Contracts*	—	(2,853,441)	—	(2,853,441)	—	(45,508,978)	—	(45,508,978)

	Direxion Daily Small Cap Bull 3X Shares				Direxion Daily Small Cap Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$112,705,381	$—	$—	$112,705,381	$117,172,920	$—	$—	$117,172,920
Investment Companies	466,294,411	—	—	466,294,411	—	—	—	—
Short Term Investments	258,548,794	—	—	258,548,794	198,039,200	—	—	198,039,200
Total Return Swap Contracts*	—	115,467,596	—	115,467,596	—	—	—	—

Liability Class
Total Return Swap Contracts*	—	—	—	—	—	(33,647,579)	—	(33,647,579)

	Direxion Daily EURO STOXX 50® Bull 3X Shares				Direxion Daily FTSE China Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$911,004	$—	$—	$911,004	$139,626,629	$—	$—	$139,626,629
Investment Companies	1,323,320	—	—	1,323,320	157,878,681	—	—	157,878,681
Short Term Investments	867,537	—	—	867,537	74,833,910	—	—	74,833,910
Total Return Swap Contracts*	—	—	—	—	—	42,281,806	—	42,281,806

Liability Class
Total Return Swap Contracts*	—	(6,807)	—	(6,807)	—	—	—	—

	Direxion Daily FTSE China Bear 3X Shares				Direxion Daily FTSE Europe Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$34,235,157	$—	$—	$34,235,157	$11,061,608	$—	$—	$11,061,608
Investment Companies	—	—	—	—	17,934,986	—	—	17,934,986
Short Term Investments	52,200,952	—	—	52,200,952	14,374,247	—	—	14,374,247
Total Return Swap Contracts*	—	—	—	—	—	1,790,126	—	1,790,126

Liability Class
Total Return Swap Contracts*	—	(14,557,026)	—	(14,557,026)	—	(126,397)	—	(126,397)

	Direxion Daily Latin America Bull 3X Shares				Direxion Daily MSCI Brazil Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$2,880,980	$—	$—	$2,880,980	$88,530,990	$—	$—	$88,530,990
Investment Companies	6,366,336	—	—	6,366,336	151,520,555	—	—	151,520,555
Short Term Investments	5,398,419	—	—	5,398,419	201,189,209	—	—	201,189,209
Total Return Swap Contracts*	—	4,431,579	—	4,431,579	—	143,863,575	—	143,863,575

Liability Class
Total Return Swap Contracts*	—	(304)	—	(304)	—	—	—	—

	Direxion Daily MSCI Developed Markets Bull 3X Shares				Direxion Daily MSCI Developed Markets Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$5,029,856	$—	$—	$5,029,856	$1,246,926	$—	$—	$1,246,926
Investment Companies	5,062,163	—	—	5,062,163	—	—	—	—
Short Term Investments	6,054,086	—	—	6,054,086	2,836,851	—	—	2,836,851
Total Return Swap Contracts*	—	1,174,309	—	1,174,309	—	—	—	—

Liability Class
Total Return Swap Contracts*	—	—	—	—	—	(640,134)	—	(640,134)

	Direxion Daily MSCI Emerging Markets Bull 3X Shares				Direxion Daily MSCI Emerging Markets Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$71,257,112	$—	$—	$71,257,112	$26,644,794	$—	$—	$26,644,794
Investment Companies	106,672,414	—	—	106,672,414	—	—	—	—
Short Term Investments	84,600,407	—	—	84,600,407	51,598,820	—	—	51,598,820
Total Return Swap Contracts*	—	41,953,393	—	41,953,393	—	—	—	—

Liability Class
Total Return Swap Contracts*	—	(1,347,391)	—	(1,347,391)	—	(12,765,116)	—	(12,765,116)

	Direxion Daily MSCI India Bull 3X Shares				Direxion Daily MSCI Japan Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$18,169,273	$—	$—	$18,169,273	$3,040,600	$—	$—	$3,040,600
Investment Companies	39,946,530	—	—	39,946,530	5,372,797	—	—	5,372,797
Short Term Investments	29,597,449	—	—	29,597,449	4,410,001	—	—	4,410,001
Total Return Swap Contracts*	—	—	—	—	—	386,825	—	386,825

Liability Class
Total Return Swap Contracts*	—	(2,204,300)	—	(2,204,300)	—	—	—	—

	Direxion Daily MSCI Mexico Bull 3X Shares				Direxion Daily MSCI South Korea Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$3,727,184	$—	$—	$3,727,184	$19,250,211	$—	$—	$19,250,211
Investment Companies	1,175,490	—	—	1,175,490	5,479,001	—	—	5,479,001
Short Term Investments	9,903,768	—	—	9,903,768	2,852,799	—	—	2,852,799
Total Return Swap Contracts*	—	3,552,970	—	3,552,970	—	4,786,080	—	4,786,080

	Direxion Daily Russia Bull 3X Shares				Direxion Daily Russia Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$37,232,195	$—	$—	$37,232,195	$4,168,001	$—	$—	$4,168,001
Investment Companies	38,878,223	—	—	38,878,223	—	—	—	—
Short Term Investments	72,431,852	—	—	72,431,852	19,959,535	—	—	19,959,535
Total Return Swap Contracts*	—	31,094,426	—	31,094,426	—	—	—	—

Liability Class
Total Return Swap Contracts*	—	—	—	—	—	(4,586,235)	—	(4,586,235)

	Direxion Daily Aerospace & Defense Bull 3X Shares				Direxion Daily Communication Services Index Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$9,534,037	$—	$—	$9,534,037	$143,537	$—	$—	$143,537
Common Stocks	36,889,289	—	—	36,889,289	2,071,518	—	—	2,071,518
Short Term Investments	12,000,893	—	—	12,000,893	600,000	—	—	600,000
Total Return Swap Contracts*	—	6,872,812	—	6,872,812	—	253,891	—	253,891

Liability Class
Total Return Swap Contracts*	—	—	—	—	—	(58)	—	(58)

	Direxion Daily Communication Services Index Bear 3X Shares				Direxion Daily Consumer Discretionary Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$981,504	$—	$—	$981,504	$242,921	$—	$—	$242,921
Common Stocks	—	—	—	—	1,656,476	—	—	1,656,476
Short Term Investments	1,500,000	—	—	1,500,000	440,350	—	—	440,350

Liability Class
Total Return Swap Contracts*	—	(284,310)	—	(284,310)	—	(1,121)	—	(1,121)

	Direxion Daily Consumer Discretionary Bear 3X Shares				Direxion Daily Consumer Staples Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$792,676	$—	$—	$792,676	$358,983	$—	$—	$358,983
Common Stocks	—	—	—	—	1,403,071	—	—	1,403,071
Short Term Investments	1,908,325	—	—	1,908,325	277,029	—	—	277,029

Liability Class
Total Return Swap Contracts*	—	(434,149)	—	(434,149)	—	(408)	—	(408)

	Direxion Daily Consumer Staples Bear 3X Shares				Direxion Daily Energy Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$607,256	$—	$—	$607,256	$52,910,632	$—	$—	$52,910,632
Investment Companies	—	—	—	—	264,430,668	—	—	264,430,668
Short Term Investments	895,815	—	—	895,815	73,941,615	—	—	73,941,615
Total Return Swap Contracts*	—	—	—	—	—	55,882,735	—	55,882,735

Liability Class
Total Return Swap Contracts*	—	(128,863)	—	(128,863)	—	(358,977)	—	(358,977)

	Direxion Daily Energy Bear 3X Shares				Direxion Daily Financial Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$10,904,447	$—	$—	$10,904,447	$312,731,940	$—	$—	$312,731,940
Common Stocks	—	—	—	—	1,058,274,547	—	—	1,058,274,547
Short Term Investments	15,703,099	—	—	15,703,099	176,191,090	—	—	176,191,090
Total Return Swap Contracts*	—	—	—	—	—	236,750,210	—	236,750,210

Liability Class
Total Return Swap Contracts*	—	(3,047,027)	—	(3,047,027)	—	—	—	—

	Direxion Daily Financial Bear 3X Shares				Direxion Daily Gold Miners Index Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$69,890,203	$—	$—	$69,890,203	$386,562,185	$—	$—	$386,562,185
Investment Companies	—	—	—	—	349,323,078	—	—	349,323,078
Short Term Investments	109,082,183	—	—	109,082,183	632,917,834	—	—	632,917,834
Total Return Swap Contracts*	—	—	—	—	—	356,552,393	—	356,552,393

Liability Class
Total Return Swap Contracts*	—	(19,457,656)	—	(19,457,656)	—	—	—	—

	Direxion Daily Gold Miners Index Bear 3X Shares				Direxion Daily Healthcare Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$37,375,217	$—	$—	$37,375,217	$22,506,976	$—	$—	$22,506,976
Investment Companies	—	—	—	—	110,781,241	—	—	110,781,241
Short Term Investments	122,079,571	—	—	122,079,571	30,655,882	—	—	30,655,882
Total Return Swap Contracts*	—	—	—	—	—	11,191,854	—	11,191,854

Liability Class
Total Return Swap Contracts*	—	(42,531,176)	—	(42,531,176)	—	(2,219,099)	—	(2,219,099)

	Direxion Daily Homebuilders & Supplies Bull 3X Shares				Direxion Daily Industrials Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$7,265,961	$—	$—	$7,265,961	$1,041,045	$—	$—	$1,041,045
Common Stocks	18,729,271	—	—	18,729,271	—	—	—	—
Investment Companies	—	—	—	—	3,501,874	—	—	3,501,874
Short Term Investments	3,974,459	—	—	3,974,459	618,258	—	—	618,258
Total Return Swap Contracts*	—	1,571,166	—	1,571,166	—	565,205	—	565,205

Liability Class
Total Return Swap Contracts*	—	(40,601)	—	(40,601)	—	—	—	—

	Direxion Daily Junior Gold Miners Index Bull 3X Shares				Direxion Daily Junior Gold Miners Index Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$313,792,967	$—	$—	$313,792,967	$18,279,285	$—	$—	$18,279,285
Investment Companies	49,181,297	—	—	49,181,297	—	—	—	—
Short Term Investments	412,887,066	—	—	412,887,066	60,357,232	—	—	60,357,232
Total Return Swap Contracts*	—	211,185,096	—	211,185,096	—	—	—	—

Liability Class
Total Return Swap Contracts*	—	—	—	—	—	(19,722,038)	—	(19,722,038)

	Direxion Daily MSCI Real Estate Bull 3X Shares				Direxion Daily MSCI Real Estate Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$9,243,470	$—	$—	$9,243,470	$7,209,679	$—	$—	$7,209,679
Common Stocks	22,639,208	—	—	22,639,208	—	—	—	—
Short Term Investments	10,880,875	—	—	10,880,875	14,554,409	—	—	14,554,409
Total Return Swap Contracts*	—	8,365,517	—	8,365,517	—	—	—	—

Liability Class
Total Return Swap Contracts*	—	(438)	—	(438)	—	(4,781,841)	—	(4,781,841)

	Direxion Daily Natural Gas Related Bull 3X Shares				Direxion Daily Natural Gas Related Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$6,747,310	$—	$—	$6,747,310	$1,961,120	$—	$—	$1,961,120
Common Stocks	15,079,788	—	—	15,079,788	—	—	—	—
Master Limited Partnerships	1,788,701	—	—	1,788,701	—	—	—	—
Short Term Investments	12,852,169	—	—	12,852,169	1,939,255	—	—	1,939,255
Total Return Swap Contracts*	—	8,592,578	—	8,592,578	—	104,934	—	104,934

Liability Class
Total Return Swap Contracts*	—	(327,399)	—	(327,399)	—	(146,258)	—	(146,258)

	Direxion Daily Pharmaceutical & Medical Bull 3X Shares				Direxion Daily Regional Banks Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$2,333,711	$—	$—	$2,333,711	$10,474,390	$—	$—	$10,474,390
Common Stocks	2,330,576	—	—	2,330,576	9,386,335	—	—	9,386,335
Short Term Investments	1,402,382	—	—	1,402,382	5,762,520	—	—	5,762,520
Total Return Swap Contracts*	—	51,698	—	51,698	—	7,081,805	—	7,081,805

	Direxion Daily Regional Banks Bear 3X Shares				Direxion Daily Retail Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$526,509	$—	$—	$526,509	$3,678,712	$—	$—	$3,678,712
Common Stocks	—	—	—	—	12,394,705	—	—	12,394,705
Short Term Investments	1,312,219	—	—	1,312,219	4,129,294	—	—	4,129,294
Total Return Swap Contracts*	—	206,401	—	206,401	—	2,247,309	—	2,247,309

Liability Class
Total Return Swap Contracts*	—	(172,529)	—	(172,529)	—	—	—	—

	Direxion Daily Robotics, Artificial Intelligence & Automation Index Bull 3X Shares				Direxion Daily S&P Biotech Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$3,163,279	$—	$—	$3,163,279	$270,202,769	$—	$—	$270,202,769
Investment Companies	4,570,327	—	—	4,570,327	124,228,305	—	—	124,228,305
Short Term Investments	1,859,583	—	—	1,859,583	243,873,291	—	—	243,873,291
Total Return Swap Contracts*	—	369,842	—	369,842	—	233,573,473	—	233,573,473

	Direxion Daily S&P Biotech Bear 3X Shares				Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$58,339,939	$—	$—	$58,339,939	$101,309,083	$—	$—	$101,309,083
Common Stocks	—	—	—	—	30,208,252	—	—	30,208,252
Short Term Investments	66,681,494	—	—	66,681,494	129,970,132	—	—	129,970,132
Total Return Swap Contracts*	—	—	—	—	—	32,379,533	—	32,379,533

Liability Class
Total Return Swap Contracts*	—	(13,837,339)	—	(13,837,339)	—	(1,379,534)	—	(1,379,534)

	Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares				Direxion Daily Semiconductor Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$20,059,792	$—	$—	$20,059,792	$113,720,975	$—	$—	$113,720,975
Common Stocks	—	—	—	—	379,092,470	—	—	379,092,470
Short Term Investments	25,199,918	—	—	25,199,918	82,221,726	—	—	82,221,726
Total Return Swap Contracts*	—	261,052	—	261,052	—	103,877,797	—	103,877,797

Liability Class
Total Return Swap Contracts*	—	(1,775,300)	—	(1,775,300)	—	(3,005,955)	—	(3,005,955)

	Direxion Daily Semiconductor Bear 3X Shares				Direxion Daily Technology Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$55,924,176	$—	$—	$55,924,176	$57,802,233	$—	$—	$57,802,233
Investment Companies	—	—	—	—	383,667,480	—	—	383,667,480
Short Term Investments	92,406,498	—	—	92,406,498	119,635,687	—	—	119,635,687
Total Return Swap Contracts*	—	—	—	—	—	46,367,170	—	46,367,170

Liability Class
Total Return Swap Contracts*	—	(17,879,141)	—	(17,879,141)	—	(1,762,488)	—	(1,762,488)

	Direxion Daily Technology Bear 3X Shares				Direxion Daily Transportation Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$13,342,080	$—	$—	$13,342,080	$1,712,345	$—	$—	$1,712,345
Common Stocks	—	—	—	—	6,897,251	—	—	6,897,251
Short Term Investments	26,171,260	—	—	26,171,260	3,000,618	—	—	3,000,618
Total Return Swap Contracts*	—	—	—	—	—	950,111	—	950,111

Liability Class
Total Return Swap Contracts*	—	(4,579,286)	—	(4,579,286)	—	—	—	—

	Direxion Daily Utilities Bull 3X Shares				Direxion Daily 7-10 Year Treasury Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$1,306,158	$—	$—	$1,306,158	$3,694,784	$—	$—	$3,694,784
Investment Companies	2,912,510	—	—	2,912,510	4,300,080	—	—	4,300,080
Short Term Investments	4,060	—	—	4,060	4,955,339	—	—	4,955,339
Total Return Swap Contracts*	—	116,053	—	116,053	—	260,829	—	260,829

	Direxion Daily 7-10 Year Treasury Bear 3X Shares				Direxion Daily 20+ Year Treasury Bull 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash Equivalents	$7,258,666	$—	$—	$7,258,666	$15,854,675	$—	$—	$15,854,675
Investment Companies	—	—	—	—	77,039,789	—	—	77,039,789
Short Term Investments	10,468,025	—	—	10,468,025	12,760,336	—	—	12,760,336
Total Return Swap Contracts*	—	—	—	—	—	2,225,603	—	2,225,603

Liability Class
Total Return Swap Contracts*	—	(755,937)	—	(755,937)	—	—	—	—

	Direxion Daily 20+ Year Treasury Bear 3X Shares
Asset Class	Level 1	Level 2	Level 3	Total
Cash Equivalents	$113,824,470	$—	$—	$113,824,470
Short Term Investments	149,518,678	—	—	149,518,678
Total Return Swap Contracts*	—	192,027	—	192,027

Liability Class
Total Return Swap Contracts*	—	(14,021,382)	—	(14,021,382)

For further detail on each asset class, see each Fund’s Schedule of Investments.

* Futures contracts and total return swap contracts are valued at the unrealized appreciation/(depreciation).

Item 2. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Shares ETF Trust

By (Signature and Title)	/s/	Patrick J. Rudnick
Patrick J. Rudnick,
Principal Executive Officer

Date	March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	Patrick J. Rudnick
Patrick J. Rudnick,
Principal Executive Officer

Date	March 20, 2019

By (Signature and Title)	/s/	Patrick J. Rudnick
Patrick J. Rudnick,
Principal Financial Officer, Treasurer

Date	March 20, 2019